United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Six months ended 01/31/11

Item 1.                      Reports to Stockholders

Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Service Shares
Cash II Shares
Class R Shares (formerly, Class K Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

< td valign="bottom" align="center" rowSpan="0" colSpan="0" style="padding-left:32pt;border-bottom:solid 1px black;border-bottom:solid 1px black;"> —
	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.013	0.036	0.047	0.038
Net realized gain on investments	—	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.013	0.036	0.047	0.038
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.013)	(0.036)	(0.047)	(0.038)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.013)	(0.036)	(0.047)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.31%	3.68%	4.84%	3.88%
Ratios to Average Net Assets:
Net expenses	0.42%[3]	0.43%	0.69%	0.65%	0.65%	0.64%
Net investment income	0.01%[3]	0.01%	1.32%	3.53%	4.73%	3.85%
Expense waiver/reimbursement[4]	0.55%[3]	0.54%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,124,492	$2,230,852	$2,993,321	$3,593,373	$2,777,935	$2,096,218
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Cash II Shares

(For a Share Outstanding Throughout Each Period)

< td valign="bottom" align="center" rowSpan="0" colSpan="0" style="padding-left:24pt;border-bottom:solid 1px black;border-bottom:solid 1px black;"> —
	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.011	0.035	0.046	0.036
Net realized gain on investments	—	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.011	0.035	0.046	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.035)	(0.046)	(0.036)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.011)	(0.035)	(0.046)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.15%	3.51%	4.67%	3.71%
Ratios to Average Net Assets:
Net expenses	0.43%[3]	0.42%	0.85%	0.81%	0.81%	0.81%
Net investment income	0.01%[3]	0.01%	1.13%	3.31%	4.57%	3.51%
Expense waiver/reimbursement[4]	0.80%[3]	0.81%	0.39%	0.37%	0.34%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$329,403	$441,717	$528,757	$535,330	$329,066	$441,444
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares
(formerly, Class K Shares)

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,			Period Ended 7/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.009	0.031	0.036
Net realized gain on investments	—	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.009	0.031	0.036
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.009)	(0.031)	(0.036)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.009)	(0.031)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.86%	3.16%	3.61%
Ratios to Average Net Assets:
Net expenses	0.42%[4]	0.41%	1.11%	1.15%	1.15%[4]
Net investment income	0.01%[4]	0.01%	0.59%	2.53%	4.23%[4]
Expense waiver/reimbursement[5]	0.98%[4]	0.99%	0.31%	0.22%	0.23%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$107,152	$107,582	$64,652	$19,167	$1,384
1	Reflects operations for the period from September 29, 2006 (date of initial investment) to July 31, 2007.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.10	$2.12[2]
Cash II Shares	$1,000	$1,000.10	$2.17[3]
Class R Shares	$1,000	$1,000.10	$2.12[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,023.09	$2.14[2]
Cash II Shares	$1,000	$1,023.04	$2.19[3]
Class R Shares	$1,000	$1,023.09	$2.14[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.42%
Cash II Shares	0.43%
Class R Shares	0.42%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.65% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.28 and $3.31, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.81% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.08 and $4.13, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current annualized net expense ratio of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.80 and $5.85, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	43.1%
Bank Instruments	34.1%
Variable Rate Demand Instruments	18.0%
Repurchase Agreement	5.8%
Other Assets and Liabilities — Net[2]	(1.0)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.9%[4]
8-30 Days	26.2%
31-90 Days	29.0%
91-180 Days	5.2%
181 Days or more	6.7%
Other Assets and Liabilities — Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 13.8% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.7%
		Finance - Automotive – 1.2%
$3,695,855		AmeriCredit Automobile Receivables Trust 2010-4, Class A1, 0.325%, 12/8/2011	3,695,855
20,000,000		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	20,000,000
6,538,670		CarMax Auto Owner Trust 2010-3, Class A1, 0.313%, 11/15/2011	6,538,670
		TOTAL	30,234,525
		Finance - Retail – 1.5%
40,000,000	[1,2]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.461%, 2/17/2011	40,000,000
		TOTAL ASSET-BACKED SECURITIES	70,234,525
		Certificates of Deposit – 32.0%
		Finance - Banking – 32.0%
129,000,000		BNP Paribas SA, 0.400% - 0.500%, 2/14/2011 - 8/9/2011	129,000,000
25,000,000		Bank of Montreal, 0.351%, 2/10/2011	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.290%, 3/3/2011	25,000,000
115,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300%, 3/1/2011 - 3/30/2011	115,000,000
9,616,000		Barclays Bank PLC, 0.501%, 2/3/2011	9,616,490
6,470,000		Barclays Bank PLC, 0.511%, 2/15/2011	6,470,004
58,000,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	58,000,000
25,000,000		Barclays Bank PLC, 0.680%, 2/28/2011	25,000,000
8,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	8,000,000
45,000,000		Caisse des Depots et Consignations (CDC), 0.300% - 0.670%, 2/7/2011 - 1/10/2012	45,001,893
14,000,000		Credit Agricole Corporate and Investment Bank, 0.400%, 5/18/2011	14,000,000
10,000,000		Deutsche Bank AG, 0.450%, 10/7/2011	10,000,000
10,000,000		Deutsche Bank AG, 0.510%, 10/7/2011	10,000,000
128,000,000		Mizuho Corporate Bank Ltd., 0.290% - 0.310%, 2/18/2011 - 5/3/2011	128,000,000
15,000,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/7/2011	15,000,000
20,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	20,000,000
106,000,000		Societe Generale, Paris, 0.400% - 0.550%, 2/14/2011 - 7/22/2011	106,000,000
15,000,000		State Street Bank and Trust Co., 0.350%, 3/10/2011	15,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 0.320%, 4/4/2011	25,000,215
30,000,000		Toronto Dominion Bank, 0.280%, 3/23/2011	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	819,088,602
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Principal Amount			Value
		Collateralized Loan Agreements – 12.9%
		Finance - Banking – 12.9%
$70,000,000		Citigro up Global Markets, Inc., 0.710% - 0.793%, 2/1/2011 - 2/25/2011	70,000,000
40,000,000		Credit Suisse First Boston LLC, 0.456%, 4/26/2011	40,000,000
105,000,000		Deutsche Bank Securities, Inc., 0.436% - 0.608%, 2/1/2011 - 2/22/2011	105,000,000
10,000,000		J.P. Morgan Securities, Inc., 0.548%, 4/25/2011	10,000,000
75,000,000		RBS Securities, Inc., 0.650%, 2/1/2011	75,000,000
30,000,000		Wells Fargo Securities, LLC, 0.507%, 4/7/2011	30,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	330,000,000
		Commercial Paper – 22.9%;3
		Aerospace/Auto – 1.9%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.310% - 0.371%, 2/22/2011 - 4/25/2011	49,974,153
		Finance - Automotive – 1.6%
40,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.451% - 0.481%, 3/16/2011 - 7/1/2011	39,944,525
		Finance - Banking – 15.7%
40,000,000		Citigroup Funding, Inc., 0.280%, 4/4/2011	39,980,711
85,000,000		Credit Agricole North America, Inc., 0.340% - 0.431%, 4/11/2011 - 5/2/2011	84,927,675
50,000,000	[1,2]	Danske Corp., Inc., 0.280% - 0.285%, 2/4/2011 - 2/25/2011	49,994,667
70,000,000	[1,2]	Grampian Funding LLC, 0.270% - 0.280%, 2/3/2011 - 2/28/2011	69,990,499
125,000,000		ING (U.S.) Funding LLC, 0.290% - 0.305%, 2/1/2011 - 3/16/2011	124,990,069
12,243,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.256%, 2/2/2011	12,243,000
20,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.501%, 6/3/2011	19,966,111
		TOTAL	402,092,732
		Finance - Commercial – 1.0%
25,000,000		Fairway Finance Co. LLC, 0.301%, 2/16/2011	25,000,000
		Finance - Retail – 2.7%
50,000,000	[1,2]	Alpine Securitization Corp., 0.250%, 2/7/2011	49,997,917
20,000,000	[1,2]	Barton Capital LLC, 0.280%, 4/4/2011	19,990,355
		TOTAL	69,988,272
		TOTAL COMMERCIAL PAPER	586,999,682
		Corporate Bonds – 2.8%
		Finance - Banking – 1.5%
40,000,000		JPMorgan Chase Bank, N.A., 0.300%, 2/22/2012	40,000,000
		Finance - Commercial – 1.3%
21,580,000		General Electric Capital Corp., 5.000%, 11/15/2011	22,330,949
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Principal Amount			Value
$500,000		General Electric Capital Corp., 5.200%, 2/1/2011	500,000
3,000,000		General Electric Capital Corp., 5.500%, 4/28/2011	3,032,123
6,926,000		General Electric Capital Corp., 6.125%, 2/22/2011	6,946,773
		TOTAL	32,809,845
		TOTAL CORPORATE BONDS	72,809,845
		Loan Participation – 1.8%
		Chemicals – 1.8%
45,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 2/24/2011	45,000,000
		Notes — Variable – 18.0%;4
		Finance - Banking – 16.9%
30,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.351%, 2/7/2011	30,000,000
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.351%, 2/9/2011	25,000,000
3,795,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.570%, 2/2/2011	3,795,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.670%, 2/3/2011	8,235,000
1,087,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	1,087,000
5,000,000		Credit Agricole S.A., 0.483%, 3/7/2011	5,000,350
11,720,000		Frisch School, (Series 2006), (Banco Santander, S.A. LOC), 0.310%, 2/3/2011	11,720,000
4,185,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.630%, 2/2/2011	4,185,000
50,000,000		JPMorgan Chase Bank, N.A., 0.260%, 2/28/2011	50,000,000
15,500,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.300%, 2/3/2011	15,500,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.320%, 2/3/2011	25,000,000
5,340,000		New Hampshire Business Finance Authority, Seacast Health 1998B, (Bank of America N.A. LOC), 0.290%, 2/3/2011	5,340,000
2,910,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.410%, 2/3/2011	2,910,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 2.053%, 4/7/2011	50,000,000
25,000,000		Toronto Dominion Bank, 0.261%, 2/4/2011	25,000,000
22,655,000		Washington State Housing Finance Commission, Series A, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	22,655,000
11,400,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	11,400,000
15,000,000		Westpac Banking Corp. Ltd., Sydney, 0.301%, 2/4/2011	15,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 0.311%, 2/4/2011	25,000,000
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Principal Amount			Value
$71,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.341%, 2/14/2011	71,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 0.443%, 4/19/2011	25,005,889
		TOTAL	432,833,239
		Finance - Commercial – 0.4%
5,000,000		General Electric Capital Corp., 0.383%, 3/7/2011	4,995,857
4,689,000		General Electric Capital Corp., 0.394%, 4/28/2011	4,689,339
		TOTAL	9,685,196
		Government Agency – 0.7%
80,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 0.950%, 2/3/2011	80,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.220%, 2/3/2011	10,000,000
2,520,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.660%, 2/3/2011	2,520,000
4,710,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.360%, 2/3/2011	4,710,000
		TOTAL	17,310,000
		TOTAL NOTES — VARIABLE	459,828,435
		Time Deposit – 2.1%
		Finance - Banking – 2.1%
55,000,000		Toronto Dominion Bank, 0.200%, 2/1/2011	55,000,000
		Repurchase Agreement – 5.8%
147,448,000		Interest in $5,420,000,000 joint repurchased agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and market value of those underlying securities was $5,528,435,321.	147,448,000
		TOTAL INVESTMENTS — 101.0% (AT AMORTIZED COST)[5]	2,586,409,089
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[6]	(25,361,898)
		TOTAL NET ASSETS — 100%	$2,561,047,191

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $405,973,438, which represented 15.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $405,973,438, which represented 15.9% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
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5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Communities Development Authority
EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SA	— Support Agreement

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,586,409,089
Cash		2,083
Income receivable		1,479,572
Receivable for shares sold		2,656,680
TOTAL ASSETS		2,590,547,424
Liabilities:
Payable for investments purchased	$25,004,244
Payable for shares redeemed	3,858,168
Income distribution payable	830
Payable for investment adviser fee (Note 4)	16,470
Payable for Directors'/Trustees' fees	1,250
Payable for distribution services fee (Note 4)	175
Payable for shareholder services fee (Note 4)	93,541
Accrued expenses	525,555
TOTAL LIABILITIES		29,500,233
Net assets for 2,561,035,053 shares outstanding		$2,561,047,191
Net Assets Consist of:
Paid-in capital		$2,561,045,929
Undistributed net investment income		1,262
TOTAL NET ASSETS		$2,561,047,191
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,124,491,656 ÷ 2,124,432,064 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$329,403,434 ÷ 329,451,257 shares outstanding, no par value, unlimited shares authorized		$1.00
Class R Shares:
$107,152,101 ÷ 107,151,732 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest		$5,728,681
Expenses:
Investment adviser fee (Note 4)	$6,607,259
Administrative personnel and services fee (Note 4)	1,033,386
Custodian fees	57,487
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	1,353,915
Transfer and dividend disbursing agent fees and expenses — Cash II Shares	220,449
Transfer and dividend disbursing agent fees and expenses — Class R Shares	162,170
Directors'/Trustees' fees	11,709
Auditing fees	10,788
Legal fees	3,544
Portfolio accounting fees	93,145
Distribution services fee — Cash II Shares (Note 4)	443,530
Distribution services fee — Class R Shares (Note 4)	270,213
Shareholder services fee — Institutional Service Shares (Note 4)	2,647,063
Shareholder services fee — Cash II Shares (Note 4)	402,506
Account administration fee — Institutional Service Shares	48,288
Account administration fee — Cash II Shares	40,684
Share registration costs	60,044
Printing and postage	110,227
Insurance premiums	5,514
Miscellaneous	10,227
TOTAL EXPENSES	13,592,148
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Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(3,327,454)
Waiver of administrative personnel and services fee	(27,761)
Waiver of distribution services fee — Cash II Shares	(402,105)
Waiver of distribution services fee — Class R Shares	(270,213)
Waiver of shareholder services fee — Institutional Service Shares	(1,904,499)
Waiver of shareholder services fee — Cash II Shares	(402,506)
Reimbursement of shareholder services fee — Institutional Service Shares	(555,345)
Waiver of account administration fee — Cash II Shares	(40,315)
Reimbursement of account administration fee — Cash II Shares	(369)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(808,173)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Cash II Shares	(131,807)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class R Shares	(123,357)
TOTAL WAIVERS AND REIMBURSEMENTS		$(7,993,904)
Net expenses			$5,598,244
Net investment income			$130,437

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$130,437	$286,393
Net realized gain on investments	—	4,298
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	130,437	290,691
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(105,686)	(229,466)
Cash II Shares	(17,634)	(45,560)
Class R Shares	(5,256)	(8,762)
Distributions from net realized gain on investments
Institutional Service Shares	(1,325)	(2,127)
Cash II Shares	(213)	(486)
Class R Shares	(65)	(82)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(130,179)	(286,483)
Share Transactions:
Proceeds from sale of shares	2,413,595,928	5,456,662,677
Net asset value of shares issued to shareholders in payment of distributions declared	125,355	273,016
Cost of shares redeemed	(2,632,825,182)	(6,263,519,380)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(219,103,899)	(806,583,687)
Change in net assets	(219,103,641)	(806,579,479)
Net Assets:
Beginning of period	2,780,150,832	3,586,730,311
End of period (including undistributed (distributions in excess of) net investment income of $1,262 and $(599), respectively)	$2,561,047,191	$2,780,150,832

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

Effective December 31, 2010, the Fund's Class K Shares were redesignated as
Class R Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,816,815,832	$1,816,815,832	4,023,682,438	$4,023,682,438
Shares issued to shareholders in payment of distributions declared	103,921	103,921	224,146	224,146
Shares redeemed	(1,923,280,599)	(1,923,280,599)	(4,786,380,761)	(4,786,380,761)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(106,360,846)	$(106,360,846)	(762,474,177)	$(762,474,177)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	508,622,229	$508,622,229	1,235,080,688	$1,235,080,688
Shares issued to shareholders in payment of distributions declared	16,168	16,168	40,110	40,110
Shares redeemed	(620,951,397)	(620,951,397)	(1,322,158,454)	(1,322,158,454)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(112,313,000)	$(112,313,000)	(87,037,656)	$(87,037,656)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	88,157,867	$88,157,867	197,899,551	$197,899,551
Shares issued to shareholders in payment of distributions declared	5,266	5,266	8,760	8,760
Shares redeemed	(88,593,186)	(88,593,186)	(154,980,165)	(154,980,165)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(430,053)	$(430,053)	42,928,146	$42,928,146
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(219,103,899)	$(219,103,899)	(806,583,687)	$(806,583,687)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $3,327,454 of its fee. In addition, an affiliate of the Adviser voluntarily reimbursed $1,063,337 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $27,761 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC voluntarily waived $672,318 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $23,456 of Service Fees for the six months ended January 31, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $555,345 of shareholder service fees and $369 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $2,307,005 of shareholders service fees and $40,315 of account administration fees. These waivers can be modified or terminated at any time. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Cash II Shares and Class R Shares (after the voluntary waivers and reimbursements) will not exceed 0.65%, 0.81% and 1.15% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $40,000,000 and $42,695,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Automated Cash Management Trust (the “Fund”)

(formerly, Automated Cash Management Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes

29

Notes

30

Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831
Cusip 608919783

8112802 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.002	0.027	0.047	0.037
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.027	0.047	0.037
Less Distributions:
Distributions from net investment income	—	—	(0.002)	(0.027)	(0.047)	(0.037)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.027)	(0.047)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.24%	2.71%	4.76%	3.78%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.21%	0.46%	0.59%	0.59%	0.59%
Net investment income	0.00%[4]	0.00%	0.23%	2.60%	4.65%	3.62%
Expense waiver/reimbursement[5]	0.73%[4]	0.75%	0.48%	0.30%	0.30%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$697,320	$642,837	$477,651	$612,043	$473,789	$530,728
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.12
1	Expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.59% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $3.01, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	78.6%
U.S. Treasury Securities	21.2%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.7%
8-30 Days	2.2%
31-90 Days	9.0%
91-180 Days	1.0%
181 Days or more	8.9%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 78.6%
$37,224,000		Interest in $9,725,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,725,056,729 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $9,919,557,878.	37,224,000
100,000,000		Interest in $3,250,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,250,019,861 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2020 and the market value of those underlying securities was $3,315,020,305.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Citibank, N.A. will repurchase a security provided as collateral for $500,003,056 on 2/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/31/2017 and the market value of that underlying security was $510,003,150.	100,000,000
11,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.16%, dated 11/9/2010 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $350,140,000 on 2/7/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 10/20/2011 and the market value of those underlying securities was $357,133,333.	11,000,000
100,000,000		Interest in $2,400,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,400,014,667 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $2,448,001,043.	100,000,000
100,000,000		Interest in $725,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $725,004,229 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $739,504,357.	100,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,000,006,111 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,020,006,311.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	548,224,000
		U.S. Treasury – 21.2%
11,500,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	11,697,230
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Principal Amount		Value
$23,500,000	United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	23,569,811
39,000,000	United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	39,188,576
15,750,000	United States Treasury Notes, 0.875%, 2/28/2011	15,757,039
4,500,000	United States Treasury Notes, 0.875%, 1/31/2012	4,523,538
4,000,000	United States Treasury Notes, 1.000%, 9/30/2011	4,019,029
4,500,000	United States Treasury Notes, 1.750%, 11/15/2011	4,552,232
31,000,000	United States Treasury Notes, 4.625%, 8/31/2011	31,780,346
5,500,000	United States Treasury Notes, 4.875%, 7/31/2011	5,626,011
7,000,000	United States Treasury Notes, 5.125%, 6/30/2011	7,133,746
	TOTAL U.S. TREASURY	147,847,558
	TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[2]	696,071,558
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[3]	1,248,322
	TOTAL NET ASSETS — 100%	$697,319,880
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$548,224,000
Investments in securities	147,847,558
Total investments in securities, at amortized cost and value		$696,071,558
Cash		158
Income receivable		1,183,366
Receivable for shares sold		115,185
Prepaid expenses		10,021
TOTAL ASSETS		697,380,288
Liabilities:
Payable for investment adviser fee (Note 4)	3,290
Payable for transfer and dividend disbursing agent fees and expenses	39,531
Payable for Directors'/Trustees' fees	482
Payable for shareholder services fee (Note 4)	540
Payable for share registration costs	16,565
TOTAL LIABILITIES		60,408
Net assets for 697,319,762 shares outstanding		$697,319,880
Net Assets Consist of:
Paid-in capital		$697,317,826
Accumulated net realized gain on investments		2,054
TOTAL NET ASSETS		$697,319,880
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$697,319,880 ÷ 697,319,762 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$731,811
Expenses:
Investment adviser fee (Note 4)		$1,663,343
Administrative personnel and services fee (Note 4)		260,143
Custodian fees		16,602
Transfer and dividend disbursing agent fees and expenses		289,270
Directors'/Trustees' fees		1,227
Auditing fees		9,830
Legal fees		3,437
Portfolio accounting fees		52,019
Shareholder services fee (Note 4)		769,338
Account administration fee		54,297
Share registration costs		16,744
Printing and postage		14,117
Insurance premiums		2,623
Miscellaneous		11,702
TOTAL EXPENSES		3,164,692
Waivers (Note 4):
Waiver of investment adviser fee	$(1,602,264)
Waiver of administrative personnel and services fee	(6,982)
Waiver of shareholder services fee	(769,338)
Waiver of account administration fee	(54,297)
TOTAL WAIVERS		(2,432,881)
Net expenses			731,811
Net investment income			—
Net realized gain on investments			2,031
Change in net assets resulting from operations			$2,031

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$2,031	$514
Distributions to Shareholders:
Distributions from net realized gain on investments	(491)	(3,696)
Share Transactions:
Proceeds from sale of shares	675,740,542	1,432,699,462
Net asset value of shares issued to shareholders in payment of distributions declared	438	2,676
Cost of shares redeemed	(621,259,316)	(1,267,512,829)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	54,481,664	165,189,309
Change in net assets	54,483,204	165,186,127
Net Assets:
Beginning of period	642,836,676	477,650,549
End of period	$697,319,880	$642,836,676

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2011	Year Ended 7/31/2010
Shares sold	675,740,542	1,432,699,462
Shares issued to shareholders in payment of distributions declared	438	2,676
Shares redeemed	(621,259,316)	(1,267,512,829)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	54,841,664	165,189,309
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $1,602,264 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,982 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $769,338 of shareholder services fees and $54,297 of account administration fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.59% (the “Fee Limit”) through the later of (the “Termination Date”): (a) October 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Automated Government Money Trust (the “Fund”)

(formerly, Automated Government Money Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Automated Government Money Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

8022501 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.010	0.033	0.044	0.035
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.010	0.033	0.044	0.035
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.010)	(0.033)	(0.044)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.010)	(0.033)	(0.044)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	1.05%	3.31%	4.48%	3.51%
Ratios to Average Net Assets:
Net expenses	0.43%[4,5]	0.46%[5]	1.03%[5]	1.00%[5]	1.00%	1.00%
Net investment income	0.00%[4]	0.00%[3]	1.01%	3.21%	4.39%	3.47%
Expense waiver/reimbursement[6]	0.89%[4]	0.87%	0.32%	0.34%	0.33%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,895,780	$10,735,359	$10,574,594	$10,106,815	$9,311,899	$8,165,254
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for the expense offset arrangements. The net expense ratios for the six months ended January 31, 2011 and the years ended July 31, 2010, 2009 and 2008, are 0.43%, 0.46%, 1.03% and 1.00%, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$2.17
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.04	$2.19
1	Expenses are equal to the Fund's annualized net expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.5%
Variable Rate Demand Instruments	20.8%
Bank Instruments	36.7%
Repurchase Agreements	5.3%
U.S. Treasury Securities	0.7%
Other Assets and Liabilities — Net[2,3]	(0.0)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.4%[5]
8-30 Days	28.7%
31-90 Days	29.5%
91-180 Days	4.6%
181 Days or more	4.8%
Other Assets and Liabilities — Net[2,3]	(0.0)%
TOTAL	100.0%
1	Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 11.9% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 2.2%
		Finance - Automotive – 2.1%
$3,197,783		Ally Auto Receivables Trust 2010-3, Class A1, 0.403%, 8/15/2011	3,197,783
2,450,191		AmeriCredit Automobile Receivables Trust 2010-B, Class A1, 0.377%, 9/6/2011	2,450,191
3,480,661	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	3,480,661
33,813,699		Santander Drive Auto Receivables Trust 2010-2, Class A1, 0.405%, 9/15/2011	33,813,699
143,043,453		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	143,043,453
43,310,876	[1,2]	Santander Drive Auto Receivables Trust 2010-B, Class A1, 0.374%, 12/15/2011	43,310,875
		TOTAL	229,296,662
		Finance - Equipment – 0.1%
5,165,116	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	5,165,116
		TOTAL ASSET-BACKED SECURITIES	234,461,778
		CERTIFICATES OF DEPOSIT – 36.7%
		Banking – 36.7%
30,000,000		Bank of Nova Scotia, Toronto, 0.290%, 3/3/2011	30,000,000
540,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.300%, 2/1/2011 - 3/8/2011	540,000,000
12,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	12,000,000
25,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	25,000,000
545,000,000		BNP Paribas SA, 0.400% - 0.510%, 2/14/2011 - 8/9/2011	545,000,000
290,000,000		Caisse des Depots et Consignations (CDC), 0.300% - 0.670%, 2/7/2011 - 1/10/2012	290,004,732
512,000,000		Credit Agricole Corporate and Investment Bank, 0.470% - 0.540%, 2/22/2011 - 6/24/2011	512,000,000
300,000,000		Credit Suisse, Zurich, 0.290% - 0.330%, 3/28/2011 - 5/26/2011	300,000,000
25,000,000		Deutsche Bank AG, 0.450%, 10/7/2011	25,000,000
25,000,000		Deutsche Bank AG, 0.510%, 10/7/2011	25,000,000
100,000,000		KBC Bank N.V., 0.400%, 2/7/2011	100,000,000
116,000,000		KBC Bank N.V., 0.450%, 2/25/2011	116,000,000
540,000,000		Mizuho Corporate Bank Ltd., 0.290% - 0.310%, 2/18/2011 - 4/28/2011	540,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	50,000,000
450,000,000		Societe Generale, Paris, 0.350% - 0.550%, 2/14/2011 - 7/22/2011	450,000,000
100,000,000		State Street Bank and Trust Co., 0.350%, 3/10/2011	100,000,000
37,000,000		Sumitomo Mitsui Banking Corp., 0.280%, 2/7/2011	37,000,000
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Principal Amount			Value
$200,000,000		Svenska Handelsbanken, Stockholm, 0.320%, 4/4/2011	200,001,720
100,000,000		Toronto Dominion Bank, 0.280%, 3/23/2011	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,997,006,452
		COLLATERALIZED LOAN AGREEMENTS – 10.6%
		Banking – 10.1%
200,000,000		Barclays Capital, Inc., 0.456%, 2/11/2011 - 2/14/2011	200,000,000
350,000,000		Citigroup Global Markets, Inc., 0.659% - 0.793%, 2/1/2011 - 2/25/2011	350,000,000
100,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011	100,000,000
380,000,000		Deutsche Bank Securities, Inc., 0.406% - 0.659%, 2/1/2011 - 4/5/2011	380,000,000
75,000,000		Wells Fargo Securities, LLC, 0.406%, 4/19/2011	75,000,000
		TOTAL	1,105,000,000
		Brokerage – 0.5%
50,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.842%, 5/23/2011	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,155,000,000
		COMMERCIAL PAPER – 15.6%;3
		Aerospace/Auto – 2.0%
46,300,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.370% - 0.390%, 2/3/2011 - 2/24/2011	46,292,377
10,500,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.360% - 0.430%, 2/4/2011 - 2/24/2011	10,497,682
125,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371%, 4/19/2011 - 4/25/2011	124,897,993
33,269,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.360% - 0.390%, 2/9/2011 - 2/28/2011	33,262,975
		TOTAL	214,951,027
		Banking – 10.0%
50,000,000		Citigroup Funding, Inc., 0.280%, 3/15/2011	49,983,667
310,000,000	[1,2]	Danske Corp., Inc., 0.280% - 0.285%, 2/14/2011 - 2/25/2011	309,953,252
105,000,000	[1,2]	Grampian Funding LLC, 0.270% - 0.280%, 2/3/2011 - 2/28/2011	104,989,019
530,000,000		ING (U.S.) Funding LLC, 0.300% - 0.305%, 2/1/2011 - 2/17/2011	529,974,792
95,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.431% - 0.451%, 2/14/2011 - 6/1/2011	94,891,118
		TOTAL	1,089,791,848
		Finance - Automotive – 1.6%
174,500,000		FCAR Owner Trust, A1+/P1 Series, 0.350% - 0.652%, 2/2/2011 - 7/1/2011	174,405,971
		Finance - Commercial – 0.7%
84,000,000	[1,2]	Versailles Commercial Paper LLC, 0.310%, 2/4/2011 - 2/18/2011	83,996,142
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Principal Amount			Value
		Finance - Retail – 0.9%
$100,000,000	[1,2]	Alpine Securitization Corp., 0.250%, 2/7/2011	99,995,833
		Machinery, Equipment, Auto – 0.4%
42,700,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.370% - 0.390%, 2/17/2011 - 3/11/2011	42,689,132
		TOTAL COMMERCIAL PAPER	1,705,829,953
		CORPORATE BONDS – 0.7%
		Banking – 0.7%
75,000,000		JPMorgan Chase Bank, N.A., 0.260%, 2/21/2012	75,000,000
		Finance - Commercial – 0.0%
2,300,000		General Electric Capital Corp., 5.200%, 2/1/2011	2,300,000
350,000		General Electric Capital Corp., 6.125%, 2/22/2011	351,100
		TOTAL	2,651,100
		TOTAL CORPORATE BONDS	77,651,100
		LOAN PARTICIPATION – 1.8%
		Miscellaneous – 1.8%
191,000,000		Cargill, Inc., 0.320%, 3/11/2011 - 4/19/2011	191,000,000
		TOTAL LOAN PARTICIPATION	191,000,000
		MUNICIPALS – 5.6%
		Banking – 4.9%
6,255,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.750%, 2/1/2011	6,255,000
23,710,000		Chicago, IL Board of Education, (Series 2010B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/1/2011	23,710,000
41,885,000		Franklin County, OH Hospital Facility Authority, (Series 2008E), 0.250%, 2/3/2011	41,885,000
30,400,000		Illinois Development Finance Authority IDB, (Series 1994), 0.300%, 2/2/2011	30,400,000
39,455,000		Illinois Finance Authority, (Series 1999 C), (Bank of America N.A. LOC), 0.350%, 2/3/2011	39,455,000
34,450,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4), (SunTrust Bank LOC), 0.750%, 2/1/2011	34,450,000
21,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A), (SunTrust Bank LOC), 0.750%, 2/1/2011	21,000,000
43,175,000		Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	43,175,000
80,475,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008v-3), (Bank of Nova Scotia, Toronto LOC), 0.260%, 2/2/2011	80,475,000
10,000,000	[1,2]	New Jersey State Transportation Trust Fund Authority, SPEARS (Series DBE-447), (GTD by Deutsche Bank AG), 0.290%, 2/3/2011	10,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
$22,300,000	New York State HFA, Series 2008-B, (Landesbank Hessen-Thuringen LOC), 0.330%, 2/2/2011	22,300,000
17,600,000	New York State Local Government Assistance Corp., (Series 1995C), (Landesbank Hessen-Thuringen GTD LOC), 0.290%, 2/2/2011	17,600,000
30,925,000	North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	30,925,000
35,990,000	Orange County, FL IDA, (Series 2007), (SunTrust Bank LOC), 0.750%, 2/1/2011	35,990,000
4,945,000	Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.750%, 2/1/2011	4,945,000
9,000,000	Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.750%, 2/1/2011	9,000,000
77,950,000	Sunshine State Governmental Finance Commission, FL, (Series 2010B), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	77,950,000
	TOTAL	529,515,000
	Insurance – 0.2%
26,000,000	Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1), (Insured by Assured Guaranty Corp.), 0.730%, 2/1/2011	26,000,000
	Municipal – 0.5%
7,500,000	Louisiana Public Facilities Authority, (Series 2007), 1.300%, 2/1/2011	7,500,000
7,000,000	Louisiana Public Facilities Authority, (Series 2008C), 1.300%, 2/1/2011	7,000,000
39,500,000	Michigan Strategic Fund, (Series 2007), 1.400%, 2/1/2011	39,500,000
	TOTAL	54,000,000
	TOTAL MUNICIPALS	609,515,000
	NOTES — VARIABLE – 20.8%;4
	Banking – 19.1%
11,100,000	Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	11,100,000
7,395,000	American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 2.100%, 2/3/2011	7,395,000
100,000,000	Bank of Montreal, 0.350%, 2/28/2011	100,000,000
75,000,000	Bank of Montreal, 0.351%, 2/10/2011	75,000,000
225,000,000	Barclays Bank PLC, 0.560%, 2/25/2011	225,000,000
50,000,000	Barclays Bank PLC, 0.680%, 2/28/2011	50,000,000
5,630,000	Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 1.250%, 2/2/2011	5,630,000
5,800,000	Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	5,800,000
6,050,000	Cunat Capital Corp., Northfield Corp., Series 206, (Fifth Third Bank, Cincinnati LOC), 1.100%, 2/3/2011	6,050,000
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7

Principal Amount			Value
$50,000,000		Deutsche Bank AG, 0.553%, 2/21/2011	50,000,000
2,160,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 2.100%, 2/3/2011	2,160,000
800,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 0.600%, 2/3/2011	800,000
22,935,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.920%, 2/3/2011	22,935,000
6,660,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 2.100%, 2/3/2011	6,660,000
10,096,400		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	10,096,400
5,655,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	5,655,000
10,600,000		Lakeline Austin Development, Ltd., Series 2005, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	10,600,000
25,000,000		Lloyds TSB Bank PLC, London, 1.261%, 2/7/2011	25,000,000
10,465,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	10,465,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	7,000,000
7,110,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.390%, 2/3/2011	7,110,000
50,000,000		National Australia Bank Ltd., Melbourne, 0.321%, 2/10/2011	50,000,000
200,000,000		Natixis, 0.321%, 2/17/2011	200,000,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	65,000,000
98,050,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	98,050,000
25,000,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	25,000,000
3,290,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.100%, 2/3/2011	3,290,000
16,600,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.590%, 2/3/2011	16,600,000
10,280,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	10,280,000
100,000,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/18/2011	100,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/7/2011	50,000,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.803%, 4/7/2011	150,000,000
3,930,500		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	3,930,500
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Principal Amount			Value
$10,165,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	10,165,000
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.710%, 2/3/2011	10,120,000
200,000,000		Toronto Dominion Bank, 0.261%, 2/4/2011	200,000,000
4,360,000		United Fuels, LLC, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	4,360,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.311%, 2/4/2011	150,000,000
259,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.341%, 2/14/2011	259,000,000
3,345,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.310%, 2/3/2011	3,345,000
4,250,000		York County, PA IDA, KDO Properties L. P. Project, Series 2010, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/3/2011	4,250,000
		TOTAL	2,085,221,900
		Finance - Commercial – 0.7%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.291%, 2/9/2011	50,000,000
4,986,000		General Electric Capital Corp., 0.373%, 4/18/2011	4,986,516
6,390,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.440%, 2/3/2011	6,390,000
15,470,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.350%, 2/3/2011	15,470,000
4,365,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.350%, 2/3/2011	4,365,000
		TOTAL	81,211,516
		Government Agency – 1.0%
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Federal Home Loan Bank of Chicago LOC), 0.260%, 2/3/2011	16,545,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.280%, 2/3/2011	90,000,000
		TOTAL	106,545,000
		TOTAL NOTES — VARIABLE	2,272,978,416
		REPURCHASE AGREEMENTS – 5.3%
579,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.230%, dated 1/31/2011 under which Bank of America, N.A., will repurchase securities provided as collateral for $579,003,699 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $2,550,016,292.	579,000,000
		TOTAL REPURCHASE AGREEMENTS	579,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	U.S. TREASURY – 0.7%
$75,000,000	United States Treasury, 0.750%, 11/30/2011	75,276,117
	TOTAL U.S. TREASURY	75,276,117
	TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	10,897,718,816
	OTHER ASSETS AND LIABILITIES - NET — (0.0)%[6]	(1,939,260)
	TOTAL NET ASSETS — 100%	$10,895,779,556
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $1,255,978,064, which represented 11.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $1,255,978,064, which represented 11.5% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
SPEARS	— Short Puttable Exempt Adjustable Receipts

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$10,897,718,816
Income receivable		5,218,985
TOTAL ASSETS		10,902,937,801
Liabilities:
Bank overdraft	$4,853,038
Payable for shares redeemed	253
Payable for transfer and dividend disbursing agent fees and expenses	932,253
Payable for distribution services fee (Note 4)	826,133
Payable for share registration costs	458,522
Accrued expenses	88,046
TOTAL LIABILITIES		7,158,245
Net assets for 10,895,789,151 shares outstanding		$10,895,779,556
Net Assets Consist of:
Paid-in capital		$10,895,776,595
Accumulated net realized gain on investments		2,961
TOTAL NET ASSETS		$10,895,779,556
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,895,779,556 ÷ 10,895,789,151 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$23,524,300
Expenses:
Investment adviser fee (Note 4)		$16,342,113
Administrative personnel and services fee (Note 4)		4,259,830
Custodian fees		155,789
Transfer and dividend disbursing agent fees and expenses		5,454,197
Directors'/Trustees' fees		40,644
Auditing fees		10,788
Legal fees		4,315
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		29,960,541
Shareholder services fee (Note 4)		13,618,428
Share registration costs		1,329,477
Printing and postage		466,175
Insurance premiums		12,240
Miscellaneous		15,904
TOTAL EXPENSES		71,758,660
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(10,366,802)
Waiver of administrative personnel and services fee (Note 4)	(114,380)
Waiver of distribution services fee (Note 4)	(24,134,640)
Waiver of shareholder services fee (Note 4)	(13,618,428)
Reduction of custodian fees (Note 5)	(110)
TOTAL WAIVERS AND REDUCTION		(48,234,360)
Net expenses			23,524,300
Net investment income			—
Net realized gain on investments			3,038
Change in net assets resulting from operations			$3,038

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$15,661
Net realized gain on investments	3,038	49,642
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,038	65,303
Distributions to Shareholders:
Distributions from net investment income	—	(33,765)
Distributions from net realized gain on investments	(45,173)	(4,546)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,173)	(38,311)
Share Transactions:
Proceeds from sale of shares	2,006,271,342	4,403,652,478
Net asset value of shares issued to shareholders in payment of distributions declared	44,194	37,525
Cost of shares redeemed	(1,845,853,187)	(4,242,951,742)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	160,462,349	160,738,261
Change in net assets	160,420,214	160,765,253
Net Assets:
Beginning of period	10,735,359,342	10,574,594,089
End of period	$10,895,779,556	$10,735,359,342

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (“the Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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14

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Shares sold	2,006,271,342	4,403,652,478
Shares issued to shareholders in payment of distributions declared	44,194	37,525
Shares redeemed	(1,845,853,187)	(4,242,951,742)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	160,462,349	160,738,261

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $10,366,802 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $114,380 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur Semi-Annual Shareholder Report

16

distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC waived $24,134,640 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC retained $477 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC did not retain any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third party financial intermediaries waived $13,618,428 of Service Fees. This waiver can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $85,335,000 and $68,450,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

5. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2011, the Fund's expenses were reduced by $110 under these arrangements.

6. Concentration of Risk

A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

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7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Capital Reserves Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304

Q450204 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.004	0.028	0.043	0.034
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.028	0.043	0.034
Less Distributions:
Distributions from net investment income	—	—	(0.004)	(0.028)	(0.043)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.028)	(0.043)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.43%	2.84%	4.41%	3.46%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.27%[5]	0.85%[5]	1.00%	1.00%	1.00%
Net investment income	0.00%[4]	0.00%[3]	0.41%	2.69%	4.33%	3.43%
Expense waiver/reimbursement[6]	1.05%[4]	1.03%	0.48%	0.30%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,353,836	$10,934,937	$12,545,150	$12,325,955	$9,295,241	$7,623,531
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the years ended July 31, 2010 and 2009 are 0.27% and 0.85%, respectively, taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1],[2]
Actual	$1,000	$1,000.00	$1.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.95	$1.28
1	Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	50.9%
U.S. Government Agency Securities	46.2%
U.S. Treasury Securities	4.2%
Other Assets and Liabilities — Net[2]	(1.3)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	56.0%
8-30 Days	20.5%
31-90 Days	8.1%
91-180 Days	6.9%
181 Days or more	9.8%
Other Assets and Liabilities — Net[2]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Government Agencies – 46.2%
$68,000,000	[1]	Federal Farm Credit System Floating Rate Note, 0.240%, 2/22/2011	$67,992,720
107,701,000	[2]	Federal Home Loan Bank System Discount Notes, 0.390%, 2/23/2011 - 2/25/2011	107,674,081
1,156,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.154% - 0.260%, 2/2/2011 - 5/2/2011	1,155,651,095
1,140,340,000		Federal Home Loan Bank System Notes, 0.190% - 3.125%, 2/1/2011 - 2/22/2012	1,140,740,563
220,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.195% - 0.210%, 4/25/2011 - 8/10/2011	220,362,164
393,686,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.147% - 0.330%, 2/1/2011 - 2/28/2011	393,553,366
11,500,000		Federal Home Loan Mortgage Corp. Note, 3.500%, 5/5/2011	11,595,692
241,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210%, 4/13/2011 - 5/16/2011	240,861,301
328,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.160% - 0.221%, 2/11/2011 - 2/27/2011	327,913,641
77,381,000		Federal National Mortgage Association, 1.375% - 5.375%, 2/15/2011 - 11/15/2011	78,210,509
1,039,367,000	[2,3,4]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.240% - 0.250%, 1/18/2011 - 4/11/2011	1,039,167,619
		TOTAL GOVERNMENT AGENCIES	4,783,722,751
		U.S. Treasury – 4.2%
45,000,000		United States Treasury Note, 0.875%, 4/30/2011	45,069,797
74,000,000		United States Treasury Note, 5.125%, 6/30/2011	75,487,883
314,000,000		United States Treasury Notes, 1.000% - 4.875%, 7/31/2011	318,185,201
		TOTAL U.S. TREASURY	438,742,881
		Repurchase Agreements – 50.9%
1,905,689,000		Interest in $2,500,000,000 joint repurchase agreement 0.230%, dated 1/31/2011 under which Bank of America, N.A., will repurchase securities provided as collateral for $1,905,701,175 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $2,550,016,292.	1,905,689,000
75,000,000	[5]	Repurchase agreement 0.180%, dated 1/19/2011 under which Barclays Capital, Inc. will repurchase the security provided as collateral for $75,022,875 on 3/21/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity to 7/15/2015 and the market value of that underlying security was $76,504,635.	75,000,000
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Principal Amount			Value
$735,000,000		Repurchase agreement 0.220%, dated 1/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $735,004,492 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $750,662,387.	735,000,000
200,000,000	[5]	Repurchase agreement 0.220%, dated 11/16/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,110,000 on 2/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and the market value of those underlying securities was $206,096,935.	200,000,000
250,000,000	[5]	Repurchase agreement 0.210%, dated 1/26/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $250,020,417 on 2/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2041 and the market value of those underlying securities was $255,357,374.	250,000,000
2,000,000,000		Repurchase agreement 0.230%, dated 1/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,012,778 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and the market value of those underlying securities was $2,060,013,161.	2,000,000,000
100,000,000	[5]	Repurchase agreement 0.160%, dated 11/09/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,035,556 on 2/7/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2019 and the market value of those underlying securities was $102,038,130.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	5,265,689,000
		TOTAL INVESTMENTS — 101.3% (AT AMORTIZED COST)[6]	10,488,154,632
		OTHER ASSETS AND LIABILITIES - NET — (1.3)%[7]	(134,318,165)
		TOTAL NET ASSETS — 100%	$10,353,836,467

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $1,039,167,619, which represented 10.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $1,039,167,619, which represented 10.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in securities	$5,222,465,632
Investments in repurchase agreements	5,265,689,000
Total investments in securities, at amortized cost and value		$10,488,154,632
Income receivable		3,311,427
TOTAL ASSETS		10,491,466,059
Liabilities:
Bank overdraft	5,500,571
Payable for investments purchased	130,995,454
Payable for advisory fee (Note 4)	13,889
Accrued expenses	1,119,678
TOTAL LIABILITIES		137,629,592
Net assets for 10,353,810,851 shares outstanding		$10,353,836,467
Net Assets Consist of:
Paid-in capital		$10,353,809,689
Accumulated net realized gain on investments		26,748
Undistributed net investment income		30
TOTAL NET ASSETS		$10,353,836,467
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,353,836,467 ÷ 10,353,810,851 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$13,462,847
Expenses:
Investment adviser fee (Note 4)		$16,178,983
Administrative personnel and services fee (Note 4)		4,217,359
Custodian fees		148,338
Transfer and dividend disbursing agent fees and expenses		5,397,512
Directors'/Trustees' fees		39,391
Auditing fees		10,788
Legal fees		4,456
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		29,661,469
Shareholder services fee (Note 4)		13,482,486
Share registration costs		149,801
Printing and postage		643,511
Insurance premiums		13,989
Miscellaneous		21,007
TOTAL EXPENSES		70,057,309
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(13,337,216)
Waiver of administrative personnel and services fee	(113,291)
Waiver of distribution services fee	(29,661,469)
Waiver of shareholder services fee	(13,476,790)
Reimbursement of shareholder services fee	(5,696)
TOTAL WAIVERS AND REIMBURSEMENT		(56,594,462)
Net expenses			13,462,847
Net investment income			—
Net realized gain on investments			45,558
Change in net assets resulting from operations			$45,558

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$30
Net realized gain on investments	45,558	207,264
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,558	207,294
Distributions to Shareholders:
Distributions from net realized gain on investments	(115,260)	(110,814)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(115,260)	(110,814)
Share Transactions:
Proceeds from sale of shares	1,726,523,595	3,708,263,130
Net asset value of shares issued to shareholders in payment of distributions declared	113,077	108,661
Cost of shares redeemed	(2,307,667,680)	(5,318,681,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(581,031,008)	(1,610,309,320)
Change in net assets	(581,100,710)	(1,610,212,840)
Net Assets:
Beginning of period	10,934,937,177	12,545,150,017
End of period (including undistributed net investment income of $30 and $30, respectively)	$10,353,836,467	$10,934,937,177

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Shares sold	1,726,523,595	3,708,263,130
Shares issued to shareholders in payment of distributions declared	113,077	108,661
Shares redeemed	(2,307,667,680)	(5,318,681,111)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(581,031,008)	(1,610,309,320)
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4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $13,337,216 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $113,291 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC waived $29,661,469 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the six months ended January 31, 2011, FSSC reimbursed $5,696 of Service Fees. For the six months ended January 31, 2011 FSSC did not retain any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $13,476,790 of Service Fees. This waiver can be modified or terminated at any time.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund Expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating this arrangement prior to the Termination Date, this arrangement may only be terminated or the fee limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Government Reserves Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

34454 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.015	0.038	0.049	0.040
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.015	0.038	0.049	0.040
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.015)	(0.038)	(0.049)	(0.040)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)	(0.049)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.02%	1.48%	3.87%	5.03%	4.05%
Ratios to Average Net Assets:
Net expenses	0.41%[4]	0.43%	0.52%	0.47%	0.47%	0.48%
Net investment income	0.00%[4]	0.03%	1.45%	3.79%	4.92%	3.97%
Expense waiver/reimbursement[5]	0.29%[4]	0.22%	0.11%	0.12%	0.16%[6]	0.34%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$109,726	$118,767	$187,319	$233,369	$221,362	$189,392
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$2.07
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.14	$2.09
1	Expenses are equal to the Fund's annualized net expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	49.0%
Bank Instruments	27.6%
Variable Rate Instruments	13.6%
Repurchase Agreements	10.7%
U.S. Treasury Securities	0.9%
Other Assets and Liabilities — Net[2]	(1.8)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.1%[4]
8-30 Days	26.4%
31-90 Days	30.0%
91-180 Days	5.8%
181 Days or more	2.5%
Other Assets and Liabilities — Net[2]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.3% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.1%
		Finance - Automotive – 2.1%
$2,000,000		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	2,000,000
257,412		Hyundai Auto Receivables Trust 2010-B, Class A1, 0.371%, 9/15/2011	257,412
		TOTAL ASSET-BACKED SECURITIES	2,257,412
		Certificates of Deposit – 27.6%
		Finance - Banking – 27.6%
3,500,000		BNP Paribas SA, 0.430% - 0.500%, 2/14/2011 - 3/18/2011	3,500,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300%, 3/30/2011	5,000,000
3,000,000	[1]	Barclays Bank PLC, 0.591%, 2/4/2011	3,000,000
300,000		Barclays Bank PLC, 0.790%, 1/27/2012	300,000
2,000,000		Credit Agricole Corporate and Investment Bank, 0.540% - 0.560%, 6/24/2011 - 7/18/2011	2,000,000
5,000,000		Mizuho Corporate Bank Ltd., 0.300%, 3/7/2011 - 4/13/2011	5,000,000
5,000,000	[1]	Rabobank Nederland NV, Utrecht, 0.341%, 2/18/2011	5,000,000
500,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	500,000
1,000,000		Societe Generale, Paris, 0.420%, 2/14/2011	1,000,000
5,000,000		Toronto Dominion Bank, 0.280%, 3/23/2011	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	30,300,000
		Collateralized Loan Agreements – 11.8%
		Finance - Banking – 11.8%
2,400,000		Citigroup Global Markets, Inc., 0.710%, 2/1/2011	2,400,000
2,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011	2,000,000
3,000,000		Deutsche Bank Securities, Inc., 0.406%, 2/2/2011	3,000,000
500,000		JPMorgan Securities, Inc., 0.548%, 4/25/2011	500,000
3,000,000	[1]	RBS Securities, Inc., 0.650%, 2/1/2011	3,000,000
2,000,000		Wells Fargo Securities, LLC, 0.406%, 4/19/2011	2,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	12,900,000
		COMMERCIAL PAPER – 29.6%;2
		Aerospace/Auto – 0.9%
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA, 0.310%, 2/22/2011	999,819
		Finance — Automotive – 5.0%
5,500,000		FCAR Owner Trust, (A1+/P1 Series), 0.451% - 0.652%, 2/2/2011 - 7/5/2011	5,495,134
		Finance - Banking – 23.7%
2,000,000		BNP Paribas Finance, Inc., 0.431%, 3/10/2011	1,999,116
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Principal Amount			Value
$3,000,000		Credit Agricole North America, Inc., 0.340% - 0.431%, 4/11/2011 - 5/2/2011	2,997,198
5,000,000	[3,4]	Danske Corp., Inc., 0.280% - 0.285%, 2/4/2011 - 2/25/2011	4,999,550
5,000,000	[3,4]	Grampian Funding LLC, 0.270%, 2/11/2011 - 2/28/2011	4,999,243
6,000,000		ING (U.S.) Funding LLC, 0.300% - 0.305%, 2/1/2011 - 2/16/2011	5,999,500
5,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401%, 4/14/2011	4,996,000
		TOTAL	25,990,607
		TOTAL COMMERCIAL PAPER	32,485,560
		Corporate Bonds – 5.5%
		Finance - Banking – 2.7%
3,000,000	[1]	JPMorgan Chase Bank, N.A., 0.300%, 2/22/2011	3,000,000
		Finance - Commercial – 2.8%
1,000,000		General Electric Capital Corp., 4.375%, 11/21/2011	1,030,544
2,000,000		General Electric Capital Corp., 5.200%, 2/1/2011	2,000,000
		TOTAL	3,030,544
		TOTAL CORPORATE BONDS	6,030,544
		NOTES - VARIABLE – 13.6%;1
		Finance - Banking – 7.0%
2,000,000		JPMorgan Chase Bank, N.A., 0.260%, 2/28/2011	2,000,000
900,000		Westpac Banking Corp. Ltd., Sydney, 0.311%, 2/4/2011	900,000
4,500,000	[3,4]	Westpac Banking Corp. Ltd., Sydney, 0.341%, 2/14/2011	4,500,000
275,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.600%, 2/3/2011	275,000
		TOTAL	7,675,000
		Finance - Commercial – 2.0%
2,000,000		General Electric Capital Corp., 0.373%, 4/18/2011	1,999,323
250,000		General Electric Capital Corp., 0.394%, 4/28/2011	250,000
		TOTAL	2,249,323
		Government Agency – 4.6%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.220%, 2/3/2011	2,000,000
3,000,000		Jaxon Arbor, LLC, (Series 2002-A), (FHLB of Indianapolis LOC), 0.300%, 2/3/2011	3,000,000
		TOTAL	5,000,000
		TOTAL NOTES — VARIABLE	14,924,323
		U.S. Treasury – 0.9%
		U.S. Treasury Note – 0.9%
1,000,000		United States Treasury, 0.750%, 11/30/2011	1,003,683
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Principal Amount		Value
	Repurchase Agreement – 10.7%
$11,753,000	Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and market value of those underlying securities was $5,528,435,321.	11,753,000
	TOTAL INVESTMENTS — 101.8% (AT AMORTIZED COST)[5]	111,654,522
	OTHER ASSETS AND LIABILITIES - NET — (1.8)%[6]	(1,928,777)
	TOTAL NET ASSETS — 100%	$109,725,745
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $14,498,793, which represented 13.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $14,498,793, which represented 13.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$11,753,000
Investments in securities	99,901,522
Total investments in securities, at amortized cost and value		$111,654,522
Cash		522
Income receivable		89,259
Receivable for shares sold		3,673
TOTAL ASSETS		111,747,976
Liabilities:
Payable for investments purchased	2,000,000
Payable for shares redeemed	8,561
Payable for investment adviser fee (Note 5)	9,340
Payable for Directors'/Trustees' fees	120
Accrued expenses	4,210
TOTAL LIABILITIES		2,022,231
Net assets for 109,716,356 shares outstanding		$109,725,745
Net Assets Consist of:
Paid-in capital		$109,725,921
Accumulated net realized loss on investments		(333)
Undistributed net investment income		157
TOTAL NET ASSETS		$109,725,745
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$109,725,745 ÷ 109,716,356 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$233,720
Expenses:
Investment adviser fee (Note 5)		$226,489
Administrative personnel and services fee (Note 5)		75,617
Custodian fees		6,582
Transfer and dividend disbursing agent fees and expenses		12,989
Directors'/Trustees' fees		737
Auditing fees		9,830
Legal fees		3,281
Portfolio accounting fees		21,625
Share registration costs		24,821
Printing and postage		12,760
Insurance premiums		2,350
Miscellaneous		385
TOTAL EXPENSES		397,466
Waivers (Note 5):
Waiver of investment adviser fee	$(151,710)
Waiver of administrative personnel and services fee	(12,036)
TOTAL WAIVERS		(163,746)
Net expenses			233,720
Net investment income			—
Net realized gain on investments			158
Change in net assets resulting from operations			158

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$45,687
Net realized gain (loss) on investments	158	(322)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	158	45,365
Distributions to Shareholders:
Distributions from net investment income	—	(44,843)
Distributions from net realized gain on investments	(44)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44)	(44,843)
Share Transactions:
Proceeds from sale of shares	188,457,674	390,310,419
Net asset value of shares issued to shareholders in payment of distributions declared	20	22,832
Cost of shares redeemed	(197,499,097)	(458,886,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,041,403)	(68,552,943)
Change in net assets	(9,041,289)	(68,552,421)
Net Assets:
Beginning of period	118,767,034	187,319,455
End of period (including undistributed net investment income of $157 and $157, respectively)	$109,725,745	$118,767,034

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2011	Year Ended 7/31/2010
Shares sold	188,457,674	390,310,419
Shares issued to shareholders in payment of distributions declared	20	22,832
Shares redeemed	(197,499,097)	(458,886,194)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,041,403)	(68,552,943)

4. FEDERAL TAX INFORMATION

At July 31, 2010, the Fund had a capital loss carryforward of $34 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carrforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and the extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2011, the Adviser waived $151,710 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2011, the net fee paid to FAS was 0.112% of average daily net assets of the Fund. FAS waived $12,036 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund did not incur Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

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8. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Master Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.011	0.021	0.028	0.022
Net realized gain (loss) on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.011	0.021	0.028	0.022
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.011)	(0.021)	(0.028)	(0.022)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.011)	(0.021)	(0.028)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.02%	1.07%	2.09%	2.77%	2.20%
Ratios to Average Net Assets:
Net expenses	0.54%[4]	0.67%	1.03%[5]	1.00%[5]	1.00%	1.00%
Net investment income	0.00%[4]	0.02%	0.85%	1.99%	2.73%	2.17%
Expense waiver/reimbursement[6]	0.81%[4]	0.67%	0.35%	0.44%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$851,426	$890,639	$1,178,029	$628,860	$446,174	$403,322
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.03% and 1.00%, after taking into account these expense reductions for the years ended July 31, 2009 and 2008, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$2.72
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.48	$2.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.0%
Municipal Notes	12.8%
Commercial Paper	1.8%
Other Assets and Liabilities — Net[2]	(0.6)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.0%
8-30 Days	1.5%
31-90 Days	1.8%
91-180 Days	4.7%
181 Days or more	6.6%
Other Assets and Liabilities — Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Short-term Municipals – 100.6%;1,2
		Alabama – 1.5%
$5,000,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	5,000,000
5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/3/2011	5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	600,000
2,540,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	2,540,000
		TOTAL	13,140,000
		Arkansas – 0.2%
2,000,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/3/2011	2,000,000
		California – 5.0%
2,880,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.380%, 2/3/2011	2,880,000
4,615,000		California Educational Facilities Authority, (2008 Series A) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.340%, 2/1/2011	4,615,000
3,655,000		California Educational Facilities Authority, (2008 Series B) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.340%, 2/1/2011	3,655,000
1,630,000		California Educational Facilities Authority, (2008 Series C) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.340%, 2/1/2011	1,630,000
10,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS, CALSTRS, Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A.), Mandatory Tender 2/17/2011	10,000,000
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs (Citibank N.A. GTD), 0.54%, 2/3/2011	7,000,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1) Weekly VRDPs (GTD by Citibank N.A. New York), 0.540%, 2/3/2011	13,000,000
		TOTAL	42,780,000
		Colorado – 0.5%
2,300,000		Colorado HFA, (Series 2005A) Weekly VRDNs (Closet Factory)/(Federal Home Loan Bank of Topeka LOC), 0.340%, 2/3/2011	2,300,000
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Principal Amount			Value
$2,160,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 2/3/2011	2,160,000
		TOTAL	4,460,000
		Connecticut – 0.3%
1,830,000		Scotland, CT, 1.50% BANs, 5/17/2011	1,832,866
		Delaware – 0.9%
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.960%, 2/2/2011	5,300,000
2,515,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/3/2011	2,515,000
		TOTAL	7,815,000
		District of Columbia – 1.3%
2,480,000	[3,4]	District of Columbia HFA, P-FLOATs (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC GTD)/(FHLMC LIQ), 0.390%, 2/3/2011	2,480,000
8,800,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	8,800,000
		TOTAL	11,280,000
		Florida – 3.2%
5,920,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	5,920,000
7,340,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.310%, 2/2/2011	7,340,000
2,750,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.410%, 2/3/2011	2,750,000
3,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.290%, 2/1/2011	3,000,000
8,640,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	8,640,000
		TOTAL	27,650,000
		Georgia – 0.6%
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.460%, 2/3/2011	5,375,000
		Idaho – 1.6%
11,440,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 1.050%, 2/2/2011	11,440,000
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Principal Amount		Value
$1,790,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.490%, 2/3/2011	1,790,000
	TOTAL	13,230,000
	Illinois – 7.0%
3,550,000	Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.490%, 2/3/2011	3,550,000
3,630,000	Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 0.470%, 2/3/2011	3,630,000
3,400,000	Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.590%, 2/3/2011	3,400,000
4,485,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/3/2011	4,485,000
8,650,000	Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	8,650,000
2,000,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2011	2,000,000
21,800,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.310%, 2/2/2011	21,800,000
8,025,000	Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.290%, 2/2/2011	8,025,000
3,000,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.630%, 2/2/2011	3,000,000
900,000	Will-Kankakee, IL Regional Development Authority, (Series 1999) Weekly VRDNs (T. H. Davidson & Co., Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	900,000
	TOTAL	59,440,000
	Indiana – 2.9%
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.370%, 2/3/2011	7,250,000
2,900,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.430%, 2/3/2011	2,900,000
8,600,000	Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.540%, 2/3/2011	8,600,000
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Principal Amount			Value
$5,560,000		St. Joseph County, IN EDRB, (Series 2004) Weekly VRDNs (Logan Community Resources, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	5,560,000
		TOTAL	24,310,000
		Kansas – 0.2%
1,455,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	1,455,000
		Kentucky – 1.0%
5,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.440%, 2/2/2011	5,000,000
3,920,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.560%, 2/3/2011	3,920,000
		TOTAL	8,920,000
		Louisiana – 0.6%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/2/2011	4,900,000
		Maine – 0.6%
5,000,000		Maine Finance Authority, (Series 2007A) Weekly VRDNs (Hebron Academy, Inc.)/(Banco Santander, S.A. LOC), 0.590%, 2/3/2011	5,000,000
		Maryland – 2.6%
16,890,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 2/3/2011	16,890,000
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 2/1/2011	5,400,000
		TOTAL	22,290,000
		Massachusetts – 0.7%
5,630,000		Massachusetts State Health & Educational Facility, (Series 2007A) Weekly VRDNs (New England Aquarium Corp.)/(Banco Santander, S.A. LOC), 0.640%, 2/2/2011	5,630,000
		Michigan – 3.8%
7,175,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	7,175,000
25,000,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.750%, 2/3/2011	25,000,000
		TOTAL	32,175,000
		Minnesota – 0.3%
2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	2,800,000
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8

Principal Amount			Value
		Mississippi – 3.3%
$9,500,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.340%, 2/3/2011	9,500,000
830,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	830,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	6,075,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	3,840,000
100,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.680%, 2/3/2011	100,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.50% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2011	7,800,000
		TOTAL	28,145,000
		Missouri – 0.2%
2,000,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/2/2011	2,000,000
		Multi State – 9.5%
7,379,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	7,379,000
6,343,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	6,343,000
8,180,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	8,180,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs (Deutsche Bank AG GTD), 0.460%, 2/3/2011	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs (Deutsche Bank AG GTD), 0.460%, 2/3/2011	10,000,000
20,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (Deutsche Bank AG GTD), 0.490%, 2/3/2011	20,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs (JPMorgan Chase Bank N.A. GTD), 0.460%, 2/3/2011	20,000,000
		TOTAL	80,902,000
		Nebraska – 0.4%
3,750,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.390%, 2/3/2011	3,750,000
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9

Principal Amount			Value
		Nevada – 5.3%
$9,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	9,500,000
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.560%, 2/2/2011	30,000,000
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.380%, 2/3/2011	3,100,000
2,835,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.740%, 2/3/2011	2,835,000
		TOTAL	45,435,000
		New Hampshire – 0.3%
2,500,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.85% CP (New England Power Co.), Mandatory Tender 2/10/2011	2,500,000
		New Jersey – 7.8%
5,648,469		Cranford Township, NJ, 1.50% BANs, 2/3/2012	5,684,732
6,108,500		East Greenwich Township, NJ, (Series 2010A), 1.75% BANs, 4/18/2011	6,119,838
3,484,715		Eatontown, NJ, 1.50% BANs, 10/20/2011	3,501,256
4,557,125		Englewood Cliffs, NJ, 1.50% BANs, 3/30/2011	4,562,425
6,900,192		Hopatcong, NJ, 1.50% BANs, 9/16/2011	6,931,047
6,234,762		Lodi, NJ, 1.75% BANs, 1/13/2012	6,263,920
3,000,000		Montclair Township, NJ, 1.50% BANs, 12/15/2011	3,012,880
4,365,000	[3,4]	New Jersey State Housing and Mortgage Finance Agency, EAGLES (Series 2010-0001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	4,365,000
5,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 2/2/2011	5,000,000
1,690,000		Saddle River, NJ, 1.25% BANs, 4/1/2011	1,691,499
7,898,517		Stone Harbor, NJ, 1.25% BANs, 11/10/2011	7,934,888
5,000,000		Wall Township, NJ, 1.50% BANs, 6/15/2011	5,010,169
4,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	4,008,473
2,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	2,008,135
		TOTAL	66,094,262
		New York – 5.3%
1,000,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 2/3/2011	1,000,000
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Principal Amount			Value
$1,015,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.550%, 2/2/2011	1,015,000
1,565,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.490%, 2/3/2011	1,565,000
3,155,000		Erwin, NY, 1.50% BANs, 9/15/2011	3,170,125
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.830%, 2/2/2011	1,700,000
6,000,000		Malone, NY Central School District, 1.20% BANs, 7/8/2011	6,002,942
905,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 2/3/2011	905,000
5,000,000		Nassau County, NY, (Series 2011B), 2.00% TANs, 9/15/2011	5,026,065
1,600,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.470%, 2/3/2011	1,600,000
1,325,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	1,328,225
10,000,000		Penn-Yan, NY Central School District, 1.50% BANs, 6/17/2011	10,027,723
3,800,000		Portville, NY Central School District, 1.50% BANs, 7/28/2011	3,814,742
3,665,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.420%, 2/2/2011	3,665,000
3,974,024		Wappingers, NY Central School District, (Series 2010C), 1.50% BANs, 9/9/2011	3,990,647
		TOTAL	44,810,469
		North Dakota – 0.6%
5,000,000	[3,4]	Cass County, ND, ROCs (Series 11833) Weekly VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	5,000,000
		Ohio – 9.8%
3,900,000		Ashtabula County, OH, 1.15% BANs, 5/26/2011	3,904,226
2,825,000		Brunswick, OH, 1.30% BANs, 11/16/2011	2,834,941
6,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.600%, 2/1/2011	6,800,000
44,185,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.800%, 2/3/2011	44,185,000
2,000,000		Hunting Valley, OH, 1.00% BANs, 6/2/2011	2,001,975
9,510,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.670%, 2/3/2011	9,510,000
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11

Principal Amount			Value
$13,250,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	13,250,000
		TOTAL	82,486,142
		Oklahoma – 0.4%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	2,000,000
1,538,809	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.360%, 2/3/2011	1,538,809
		TOTAL	3,538,809
		Pennsylvania – 3.5%
8,300,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.310%, 2/2/2011	8,300,000
13,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.370%, 2/2/2011	13,000,000
8,165,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 2/1/2011	8,165,000
		TOTAL	29,465,000
		Rhode Island – 1.5%
4,360,000		Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.540%, 2/2/2011	4,360,000
4,830,000		Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.540%, 2/2/2011	4,830,000
3,995,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.570%, 2/2/2011	3,995,000
		TOTAL	13,185,000
		South Carolina – 1.6%
6,925,000		Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	6,925,000
7,000,000		South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.350%, 2/3/2011	7,000,000
		TOTAL	13,925,000
		South Dakota – 1.0%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 2/3/2011	8,410,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	Tennessee – 5.2%
$4,210,000	Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/4/2011	4,210,000
3,500,000	Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	3,500,000
7,500,000	Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	7,500,000
7,195,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	7,195,000
4,870,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,870,000
7,000,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.340%, 2/2/2011	7,000,000
10,000,000	Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.910%, 2/2/2011	10,000,000
	TOTAL	44,275,000
	Texas – 4.3%
8,500,000	Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Landesbank Baden-Wurttemberg (GTD) LIQ), 0.350%, 2/3/2011	8,500,000
1,350,000	Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.470%, 2/3/2011	1,350,000
3,000,000	Dallam County, TX Industrial Development Corp., (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.490%, 2/3/2011	3,000,000
7,470,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	7,470,000
15,325,000	Texas State, Veterans' Housing Assistance Program Fund II (Series 2006D) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.290%, 2/2/2011	15,325,000
1,000,000	Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.960%, 2/2/2011	1,000,000
	TOTAL	36,645,000
	Virginia – 1.4%
3,000,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.35% CP (Virginia Electric & Power Co.), Mandatory Tender 3/4/2011	3,000,000
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13

Principal Amount		Value
$9,000,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.320%, 2/3/2011	9,000,000
	TOTAL	12,000,000
	Washington – 0.7%
5,700,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.330%, 2/3/2011	5,700,000
	West Virginia – 0.5%
4,000,000	West Virginia EDA, (Series 2005) Weekly VRDNs (Collins Hardwood Company, LLC)/(Bank of America N.A. LOC), 0.490%, 2/3/2011	4,000,000
	Wisconsin – 3.2%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 1.290%, 2/3/2011	7,710,000
14,845,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 2/2/2011	14,845,000
5,000,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 2/2/2011	5,000,000
	TOTAL	27,555,000
	TOTAL INVESTMENTS — 100.6% (AT AMORTIZED COST)[5]	856,304,548
	OTHER ASSETS AND LIABILITIES - NET — (0.6)%[6]	(4,878,973)
	TOTAL NET ASSETS — 100%	$851,425,575

Securities that are subject to the federal alternative minimum tax (AMT) represent 51.7% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
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14

At January 31, 2011 the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $119,490,809, which represented 14.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $119,490,809, which represented 14.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

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15

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CALPERS	— California Public Employees Retirement System
CALSTRS	— California State Teachers' Retirement System
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLMC	— Federal Home Loan Mortgage Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
P-FLOATs	— Puttable Floating Option Tax Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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16

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$856,304,548
Cash		48,177
Income receivable		1,019,271
TOTAL ASSETS		857,371,996
Liabilities:
Payable for investments purchased	$5,684,732
Payable for distribution services fee (Note 4)	149,984
Accrued expenses	111,705
TOTAL LIABILITIES		5,946,421
Net assets for 851,424,607 shares outstanding		$851,425,575
Net Assets Consist of:
Paid-in capital		$851,421,667
Accumulated net realized gain on investments		2,433
Undistributed net investment income		1,475
TOTAL NET ASSETS		$851,425,575
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$851,425,575 ÷ 851,424,607 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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17

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$2,349,469
Expenses:
Investment adviser fee (Note 4)		$1,317,235
Administrative personnel and services fee (Note 4)		343,362
Custodian fees		19,062
Transfer and dividend disbursing agent fees and expenses		445,876
Directors'/Trustees' fees		4,586
Auditing fees		9,830
Legal fees		4,250
Portfolio accounting fees		68,818
Distribution services fee (Note 4)		2,414,930
Shareholder services fee (Note 4)		1,097,695
Share registration costs		150,121
Printing and postage		26,598
Insurance premiums		3,426
Miscellaneous		1,870
TOTAL EXPENSES		5,907,659
Waivers (Note 4):
Waiver of investment adviser fee	$(959,246)
Waiver of administrative personnel and services fee	(9,224)
Waiver of distribution services fee	(1,492,025)
Waiver of shareholder services fee	(1,097,695)
TOTAL WAIVERS		(3,558,190)
Net expenses			2,349,469
Net investment income			—
Net realized gain on investments			9,351
Change in net assets resulting from operations			$9,351

See Notes which are an integral part of the Financial Statements

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18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$167,752
Net realized gain on investments	9,351	22,328
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,351	190,080
Distributions to Shareholders:
Distributions from net investment income	—	(166,277)
Distributions from net realized gain on investments	(8,468)	(20,778)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,468)	(187,055)
Share Transactions:
Proceeds from sale of shares	431,368,590	933,308,860
Net asset value of shares issued to shareholders in payment of distributions declared	8,468	183,291
Cost of shares redeemed	(470,591,438)	(1,220,884,800)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,214,380)	(287,392,649)
Change in net assets	(39,213,497)	(287,389,624)
Net Assets:
Beginning of period	890,639,072	1,178,028,696
End of period (including undistributed net investment income of $1,475 and $1,475, respectively)	$851,425,575	$890,639,072

See Notes which are an integral part of the Financial Statements

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19

Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. The Fund may be subject to the federal AMT for individuals and corporations and state and local income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Shares sold	431,368,590	933,308,860
Shares issued to shareholders in payment of distributions declared	8,468	183,291
Shares redeemed	(470,591,438)	(1,220,884,800)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(39,214,380)	(287,392,649)

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $959,246 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $9,224 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC waived $1,492,025 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $1,097,695 of Service Fees. This waiver can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $394,570,000 and $703,315,000, respectively.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

25

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919106

Q450814 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares
Institutional Capital Shares
Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.009	0.036	0.051	0.042
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.009	0.036	0.051	0.042
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.001)	(0.009)	(0.036)	(0.051)	(0.042)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.001)	(0.009)	(0.036)	(0.051)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.07%	0.95%	3.64%	5.25%	4.30%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.21%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.04%[4]	0.06%	0.74%	3.33%	5.14%	4.22%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.08%	0.09%	0.09%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,259,639	$24,719,818	$45,592,513	$20,425,207	$8,943,042	$6,619,952
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.007	0.033	0.049	0.040
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.007	0.033	0.049	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.007)	(0.033)	(0.049)	(0.040)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.007)	(0.033)	(0.049)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.02%	0.71%	3.38%	4.99%	4.04%
Ratios to Average Net Assets:
Net expenses	0.24%[4]	0.26%	0.47%	0.45%	0.45%	0.45%
Net investment income	0.01%[4]	0.01%	0.66%	3.07%	4.89%	3.99%
Expense waiver/reimbursement[5]	0.30%[4]	0.28%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,334,661	$5,870,000	$7,913,479	$8,770,060	$4,267,271	$3,493,161
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.008	0.035	0.050	0.041
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.008	0.035	0.050	0.041
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.008)	(0.035)	(0.050)	(0.041)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.008)	(0.035)	(0.050)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.02%	0.85%	3.54%	5.14%	4.19%
Ratios to Average Net Assets:
Net expenses	0.24%[4]	0.26%	0.33%	0.30%	0.31%	0.31%
Net investment income	0.01%[4]	0.01%	0.73%	3.45%	5.04%	4.17%
Expense waiver/reimbursement[5]	0.15%[4]	0.13%	0.08%	0.09%	0.09%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,517,538	$1,655,591	$2,196,774	$1,128,743	$637,491	$377,414
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.005	0.031	0.047	0.037
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.005	0.031	0.047	0.037
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.005)	(0.031)	(0.047)	(0.037)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.005)	(0.031)	(0.047)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.02%	0.54%	3.12%	4.74%	3.78%
Ratios to Average Net Assets:
Net expenses	0.23%[4]	0.26%	0.64%	0.70%	0.70%	0.70%
Net investment income	0.01%[4]	0.01%	0.50%	2.76%	4.64%	3.77%
Expense waiver/reimbursement[5]	0.55%[4]	0.53%	0.17%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$865,430	$621,400	$448,872	$459,837	$239,414	$104,260
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$1.01
Institutional Service Shares	$1,000	$1,000.10	$1.21[2]
Institutional Capital Shares	$1,000	$1,000.10	$1.21[3]
Trust Shares	$1,000	$1,000.10	$1.16[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,024.00	$1.22[2]
Institutional Capital Shares	$1,000	$1,024.00	$1.22[3]
Trust Shares	$1,000	$1,024.05	$1.17[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.24%
Institutional Capital Shares	0.24%
Trust Shares	0.23%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29 respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Capital Shares current annualized net expense ratio of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53 respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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6

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	62.8%
U.S. Government Agency Securities	35.0%
U.S. Treasury Securities	3.5%
Other Assets and Liabilities — Net[2]	(1.3)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.2%
8-30 Days	19.8%
31-90 Days	6.9%
91-180 Days	5.3%
181 Days or more	10.1%
Other Assets and Liabilities — Net[2]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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7

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 35.0%
$211,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.240%, 2/21/2011	210,977,411
69,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.210%, 4/15/2011	68,970,618
3,205,400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.154% - 0.241%, 2/3/2011 - 4/30/2011	3,204,597,340
3,091,540,000		Federal Home Loan Bank System Notes, 0.190% - 3.125%, 6/1/2011 - 2/22/2012	3,091,899,256
434,930,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.195% - 0.221%, 3/28/2011 - 8/10/2011	434,627,151
837,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.210% - 0.330%, 2/1/2011 - 2/28/2011	836,705,787
269,125,000		Federal Home Loan Mortgage Corp. Notes, 1.625% - 3.500%, 2/25/2011 - 5/5/2011	270,032,728
563,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210%, 5/16/2011	562,658,447
1,524,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.160% - 0.221%, 2/11/2011 - 2/27/2011	1,524,097,269
235,250,000		Federal National Mortgage Association Notes, 4.500% - 5.050%, 2/7/2011 - 2/15/2011	235,619,943
387,163,000	[1]	Housing and Urban Development Floating Rate Notes, 0.503%, 2/1/2011	387,163,000
		TOTAL GOVERNMENT AGENCIES	10,827,348,950
		U.S. Treasury – 3.5%
135,000,000		United States Treasury Notes, 0.875%, 4/30/2011	135,209,392
902,000,000		United States Treasury Notes, 1.000% - 4.875%, 7/31/2011	912,738,197
41,500,000		United States Treasury Notes, 5.125%, 6/30/2011	42,334,421
		TOTAL U.S. TREASURY	1,090,282,010
		Repurchase Agreements – 62.8%
597,436,000		Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321.	597,436,000
1,150,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 1/4/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,333,333 on 2/4/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2041 and the market value of those underlying securities was $2,055,785,827.	1,150,000,000
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8

Principal Amount			Value
$3,929,622,000		Interest in $9,725,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,725,056,729 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities 4/15/2029 and the market value of those underlying securities was $9,919,557,878.	3,929,622,000
1,000,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,021,389 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and the market value of those underlying securities was $3,576,915,084.	1,000,000,000
550,000,000		Interest in $3,250,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,250,019,861 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2020 and the market value of those underlying securities was $3,315,020,305.	550,000,000
1,128,000,00		Interest in $1,488,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,488,009,093 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2041 and the market value of those underlying securities was $1,526,039,896.	1,128,000,000
456,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 0.22%, dated 11/16/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $700,385,000 on 2/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and the market value of those underlying securities was $719,067,175.	456,000,000
756,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 11/17/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,550,000 on 2/15/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2041 and the market value of those underlying securities was $1,022,332,006.	756,000,000
500,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 1/26/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $750,061,250 on 2/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2040 and the market value of those underlying securities was $765,026,776.	500,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
$500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 1/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,040,833 on 2/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2041 and the market value of those underlying securities was $1,024,179,675.	500,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,006,389 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2041 and the market value of those underlying securities was $1,027,536,040.	500,000,000
1,287,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 1/25/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,081,667 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2051 and the market value of those underlying securities was $2,060,084,117.	1,287,000,000
250,000,000		Repurchase agreement 0.23%, dated 1/31/2011 under which HSBC Securities, Inc. will repurchase a security provided as collateral for $250,001,597 on 2/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 5/15/2020 and the market value of that underlying security was $255,000,689.	250,000,000
192,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 1/24/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,079,167 on 2/23/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $515,020,019.	192,000,000
500,000,000	[3]	Repurchase agreement 0.22%, dated 1/11/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,189,444 on 3/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,063,032.	500,000,000
750,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,500,009,583 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2041 and the market value of those underlying securities was $1,530,149,586.	750,000,000
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10

Principal Amount			Value
$1,000,000,000		Repurchase agreement 0.23%, dated 1/31/2011 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,006,389 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $1,026,357,598.	1,000,000,000
168,356,000		Repurchase agreement 0.23%, dated 1/31/2011 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $168,357,076 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2040 and the market value of those underlying securities was $173,129,501.	168,356,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $1,000,006,389 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/25/2040 and the market value of those underlying securities was $1,022,249,753.	500,000,000
200,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.20%, dated 1/12/2011 under which RBC Capital Markets LLC will repurchase securities provided as collateral for $450,225,000 on 4/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and the market value of those underlying securities was $461,694,766.	200,000,000
654,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 1/13/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,600,000 on 4/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2050 and the market value of those underlying securities was $1,030,127,129.	654,000,000
1,400,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,012,222 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,048,485,752.	1,400,000,000
500,000,000		Repurchase agreement 0.23%, dated 1/31/2011 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $500,003,194 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/22/2038 and the market value of those underlying securities was $510,006,987.	500,000,000
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Principal Amount		Value
$1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,500,009,583 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2041 and the the market value of those underlying securities was $1,535,124,310.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	19,468,414,000
	TOTAL INVESTMENTS — 101.3% (AT AMORTIZED COST)[4]	31,386,044,960
	OTHER ASSETS AND LIABILITIES - NET — (1.3)%[5]	(408,776,194)
	TOTAL NET ASSETS — 100%	$30,977,268,766
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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12

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$19,468,414,000
Investments in securities	11,917,630,960
Total investments in securities, at amortized cost and value		$31,386,044,960
Income receivable		12,944,278
Receivable for shares sold		772,621
TOTAL ASSETS		31,399,761,859
Liabilities:
Payable for investments purchased	419,236,864
Payable for shares redeemed	1,592,920
Bank overdraft	512,453
Income distribution payable	251,524
Payable for investment adviser fee (Note 4)	102,395
Payable for Directors'/Trustees' fees	61,465
Payable for distribution services fee (Note 4)	5,799
Payable for shareholder services fee (Note 4)	253,953
Accrued expenses	475,720
TOTAL LIABILITIES		422,493,093
Net assets for 30,977,188,221 shares outstanding		$30,977,268,766
Net Assets Consist of:
Paid-in capital		$30,977,199,416
Accumulated net realized gain on investments		69,512
Distributions in excess of net investment income		(162)
TOTAL NET ASSETS		$30,977,268,766
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$22,259,639,203 ÷ 22,259,914,592 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$6,334,661,479 ÷ 6,334,422,579 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,517,538,071 ÷ 1,517,662,717 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$865,430,013 ÷ 865,188,333 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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13

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest		$40,061,006
Expenses:
Investment adviser fee (Note 4)	$32,506,905
Administrative personnel and services fee (Note 4)	12,710,213
Custodian fees	538,499
Transfer and dividend disbursing agent fees and expenses	107,365
Directors'/Trustees' fees	222,166
Auditing fees	10,611
Legal fees	7,908
Portfolio accounting fees	100,876
Distribution services fee — Trust Shares (Note 4)	963,652
Shareholder services fee — Institutional Service Shares (Note 4)	4,381,586
Shareholder services fee — Institutional Capital Shares (Note 4)	564,993
Shareholder services fee — Trust Shares (Note 4)	158,699
Account administration fee — Institutional Service Shares	3,041,204
Account administration fee — Institutional Capital Shares	228,161
Account administration fee — Trust Shares	804,952
Share registration costs	57,470
Printing and postage	19,288
Insurance premiums	52,212
Miscellaneous	134,942
TOTAL EXPENSES	56,611,702
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14

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(12,991,163)
Waiver of administrative personnel and services fee	(341,336)
Waiver of distribution services fee — Trust Shares	(847,581)
Waiver of shareholder services fee — Institutional Service Shares	(4,381,586)
Waiver of shareholder services fee — Institutional Capital Shares	(378,578)
Waiver of shareholder services fee — Trust Shares	(158,699)
Reimbursement of shareholder services fee — Institutional Capital Shares	(147,500)
Waiver of account administration fee — Institutional Service Shares	(551,992)
Waiver of account administration fee — Trust Shares	(804,952)
Reimbursement of account administration fee — Institutional Service Shares	(1,542,990)
TOTAL WAIVERS AND REIMBURSEMENTS		$(22,146,377)
Net expenses			$34,465,325
Net investment income			5,595,681
Net realized gain on investments			93,003
Change in net assets resulting from operations			$5,688,684

See Notes which are an integral part of the Financial Statements

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15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,595,681	$23,947,498
Net realized gain on investments	93,003	473,946
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,688,684	24,421,444
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,162,052)	(23,045,662)
Institutional Service Shares	(298,839)	(593,557)
Institutional Capital Shares	(79,544)	(280,893)
Trust Shares	(38,699)	(44,095)
Distributions from net realized gain on investments
Institutional Shares	(371,801)	(3,167,374)
Institutional Service Shares	(89,559)	(475,236)
Institutional Capital Shares	(24,479)	(153,781)
Trust Shares	(11,598)	(29,243)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,076,571)	(27,789,841)
Share Transactions:
Proceeds from sale of shares	111,790,562,917	274,578,828,038
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Short-Term U.S. Government Trust	—	59,066,569
Net asset value of shares issued to shareholders in payment of distributions declared	2,287,994	10,114,147
Cost of shares redeemed	(113,682,002,935)	(297,929,469,945)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,889,152,024)	(23,281,461,191)
Change in net assets	(1,889,539,911)	(23,284,829,588)
Net Assets:
Beginning of period	32,866,808,677	56,151,638,265
End of period (including distributions in excess of net investment income of $(162) and $(16,709), respectively)	$30,977,268,766	$32,866,808,677

See Notes which are an integral part of the Financial Statements

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16

Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

On March 5, 2010, the Fund acquired all of the net assets of Federated Short-Term U. S. Government Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2010, are as follows:

Net investment income*	$24,021,464
Net realized gain on investments	$ 474,221
Net increase in net assets resulting from operations	$24,495,685
*	Net investment income includes $73,967 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
59,055,366	$59,066,569	$45,248,732,120	$45,307,798,689

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

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Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	97,443,719,732	$97,443,719,732	245,628,197,047	$245,628,197,047
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Short-Term U.S. Government Trust	—	—	59,055,366	59,066,569
Shares issued to shareholders in payment of distributions declared	2,079,059	2,079,059	9,392,883	9,392,883
Shares redeemed	(99,905,696,845)	(99,905,696,845)	(266,566,583,645)	(266,566,583,645)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,459,898,054)	$(2,459,898,054)	(20,869,938,349)	$(20,869,927,146)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,191,179,189	$11,191,179,189	22,718,050,660	$22,718,050,660
Shares issued to shareholders in payment of distributions declared	136,396	136,396	411,301	411,301
Shares redeemed	(10,726,576,721)	(10,726,576,721)	(24,761,505,125)	(24,761,505,125)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	464,738,864	$464,738,864	(2,043,043,164)	$(2,043,043,164)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,156,149,142	$2,156,149,142	4,756,531,780	$4,756,531,780
Shares issued to shareholders in payment of distributions declared	62,189	62,189	298,642	298,642
Shares redeemed	(2,294,243,660)	(2,294,243,660)	(5,297,874,144)	(5,297,874,144)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(138,032,329)	$(138,032,329)	(541,043,722)	$(541,043,722)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	999,514,854	$999,514,854	1,476,048,551	$1,476,048,551
Shares issued to shareholders in payment of distributions declared	10,350	10,350	11,321	11,321
Shares redeemed	(755,485,709)	(755,485,709)	(1,303,507,031)	(1,303,507,031)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	244,039,495	$244,039,495	172,552,841	$172,552,841
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,889,152,024)	$(1,889,152,024)	(23,281,472,394)	$(23,281,461,191)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $12,991,163 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $341,336 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC voluntarily waived $847,581 of its fee. For the six months ended January 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $147,500 of shareholder services fees and $1,542,990 of account administration fees. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $4,918,863 of shareholder services fees and $1,356,944 of account administration fees. These waivers can be modified or terminated at any time. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the Semi-Annual Shareholder Report

21

financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

FEDERATED GOVERNMENT OBLIGATIONS FUND (THE “FUND”)

(formerly, Government Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104
Cusip 60934N807
Cusip 608919809
Cusip 60934N153

Q450196 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.011	0.036	0.051	0.041
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.011	0.036	0.051	0.041
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.001)	(0.011)	(0.036)	(0.051)	(0.041)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.001)	(0.011)	(0.036)	(0.051)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.05%	1.09%	3.70%	5.18%	4.21%
Ratios to Average Net Assets:
Net expenses	0.19%[4]	0.20%	0.23%	0.20%[5]	0.20%	0.20%
Net investment income	0.01%[4]	0.06%	0.96%	3.38%	5.06%	4.15%
Expense waiver/reimbursement[6]	0.10%[4]	0.09%	0.08%	0.09%	0.09%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,888,343	$5,440,448	$13,569,616	$7,643,447	$2,062,328	$1,556,092
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for the expense offset arrangements. The net expense ratio for the year ended July 31, 2008 was 0.20% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.008	0.034	0.048	0.039
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.008	0.034	0.048	0.039
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.008)	(0.034)	(0.048)	(0.039)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.008)	(0.034)	(0.048)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.84%	3.44%	4.92%	3.96%
Ratios to Average Net Assets:
Net expenses	0.19%[4]	0.25%	0.48%	0.45%[5]	0.45%	0.45%
Net investment income	0.01%[4]	0.01%	0.71%	3.13%	4.81%	3.90%
Expense waiver/reimbursement[6]	0.34%[4]	0.29%	0.09%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,955,999	$1,859,596	$2,941,394	$3,020,861	$2,148,776	$2,010,881
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for the expense offset arrangements. The net expense ratio for the year ended July 31, 2008 was 0.45% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.96
Institutional Service Shares	$1,000	$1,000.10	$0.96[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.25	$0.97
Institutional Service Shares	$1,000	$1,024.25	$0.97[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.19%
Institutional Service Shares	0.19%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	69.4%
U.S. Treasury Securities	31.7%
Other Assets and Liabilities — Net[2]	(1.1)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	14.0%
8-30 Days	43.1%
31-90 Days	23.0%
91-180 Days	18.4%
181 Days or more	2.6%
Other Assets and Liabilities — Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Government Agencies – 69.4%
$606,998,000	[1]	Federal Farm Credit System Discount Notes, 0.170% - 0.290%, 2/3/2011 - 9/30/2011	606,720,905
1,110,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.191% - 0.351%, 2/3/2011 - 3/20/2011	1,109,871,667
4,500,000		Federal Farm Credit System Note, 4.800%, 4/25/2011	4,547,557
1,673,369,000	[1]	Federal Home Loan Bank System Discount Notes, 0.100% - 0.390%, 2/1/2011 - 5/20/2011	1,673,063,880
764,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.160% - 0.350%, 2/1/2011 - 5/2/2011	763,808,706
593,650,000		Federal Home Loan Bank System Notes, 0.100% - 3.250%, 2/1/2011 - 10/14/2011	593,981,482
		TOTAL GOVERNMENT AGENCIES	4,751,994,197
		U.s. Treasury – 31.7%
300,000,000	[1]	United States Treasury Bill, 0.120%, 2/24/2011	299,977,000
185,000,000	[1]	United States Treasury Bill, 0.140%, 3/10/2011	184,973,381
200,000,000	[1]	United States Treasury Bill, 0.175%, 3/31/2011	199,943,611
315,000,000	[1]	United States Treasury Bills, 0.070% - 0.180%, 2/10/2011	314,987,887
100,000,000		United States Treasury Note, 0.875%, 5/31/2011	100,226,844
95,000,000		United States Treasury Note, 4.750%, 3/31/2011	95,693,533
46,000,000		United States Treasury Note, 4.875%, 7/31/2011	47,053,931
200,000,000		United States Treasury Note, 5.000%, 2/15/2011	200,366,000
235,500,000		United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	237,238,622
486,000,000		United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	489,431,831
		TOTAL U.S. TREASURY	2,169,892,640
		TOTAL INVESTMENTS — 101.1% (AT AMORTIZED COST)[3]	6,921,886,837
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[4]	(77,544,604)
		TOTAL NET ASSETS — 100%	$6,844,342,233
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$6,921,886,837
Cash		117,409,886
Income receivable		11,307,314
TOTAL ASSETS		7,050,604,037
Liabilities:
Payable for investments purchased	$204,985,565
Payable for shares redeemed	893,488
Income distribution payable	29,236
Payable for advisory fee (Note 4)	18,749
Accrued expenses	334,766
TOTAL LIABILITIES		206,261,804
Net assets for 6,844,318,898 shares outstanding		$6,844,342,233
Net Assets Consist of:
Paid-in capital		$6,844,328,275
Accumulated net realized gain on investments		13,943
Undistributed net investment income		15
TOTAL NET ASSETS		$6,844,342,233
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,888,342,649 ÷ 4,888,500,082 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,955,999,584 ÷ 1,955,818,816 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$7,080,144
Expenses:
Investment adviser fee (Note 4)		$6,901,395
Administrative personnel and services fee (Note 4)		2,698,469
Custodian fees		117,519
Transfer and dividend disbursing agent fees and expenses		44,668
Directors'/Trustees' fees		45,751
Auditing fees		10,106
Legal fees		4,741
Portfolio accounting fees		88,219
Shareholder services fee — Institutional Service Shares (Note 4)		1,022,122
Account administration fee — Institutional Service Shares		1,243,423
Share registration costs		25,091
Printing and postage		15,540
Insurance premiums		17,029
Miscellaneous		40,876
TOTAL EXPENSES		12,274,949
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(3,332,184)
Waiver of administrative personnel and services fee	(72,489)
Waiver of shareholder services fee — Institutional Service Shares	(762,819)
Waiver of account administration fee — Institutional Service Shares	(927,977)
Reimbursement of shareholder services fee — Institutional Service Shares	(253,427)
Reimbursement of account administration fee — Institutional Service Shares	(308,297)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,657,193)
Net expenses			6,617,756
Net investment income			462,388
Net realized gain on investments			30,473
Change in net assets resulting from operations			$492,861

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$462,388	$6,577,959
Net realized gain on investments	30,473	322,673
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	492,861	6,900,632
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(312,470)	(6,359,314)
Institutional Service Shares	(91,589)	(169,193)
Distributions from net realized gain on investments
Institutional Shares	(58,074)	(221,100)
Institutional Service Shares	(20,712)	(39,317)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(482,845)	(6,788,924)
Share Transactions:
Proceeds from sale of shares	12,050,918,488	42,492,656,537
Net asset value of shares issued to shareholders in payment of distributions declared	256,393	4,239,675
Cost of shares redeemed	(12,506,886,913)	(51,707,973,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(455,712,032)	(9,211,077,033)
Change in net assets	(455,702,016)	(9,210,965,325)
Net Assets:
Beginning of period	7,300,044,249	16,511,009,574
End of period (including undistributed (distributions in excess of) net investment income of $15 and $(58,314), respectively)	$6,844,342,233	$7,300,044,249

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund Semi-Annual Shareholder Report

11

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,145,510,198	$9,145,510,198	37,049,348,242	$37,049,348,242
Shares issued to shareholders in payment of distributions declared	234,071	234,071	4,189,370	4,189,370
Shares redeemed	(9,697,849,956)	(9,697,849,956)	(45,182,760,924)	(45,182,760,924)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(552,105,687)	$(552,105,687)	(8,129,223,312)	$(8,129,223,312)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,905,408,290	$2,905,408,290	5,443,308,295	$5,443,308,295
Shares issued to shareholders in payment of distributions declared	22,322	22,322	50,305	50,305
Shares redeemed	(2,809,036,957)	(2,809,036,957)	(6,525,212,321)	(6,525,212,321)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	96,393,655	$96,393,655	(1,081,853,721)	$(1,081,853,721)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(455,712,032)	$(455,712,032)	(9,211,077,033)	$(9,211,077,033)
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4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $3,332,184 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $72,489 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $253,427 of shareholder services fees and $308,297 of account administration fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $762,819 of shareholder services fees and $927,977 of account administration fees. These waivers can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Semi-Annual Shareholder Report

13

Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,109,026,897 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Government Obligations Tax-Managed Fund (the “Fund”)

(formerly, Government Obligations Tax-Managed Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

16

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856
Cusip 60934N849

38172 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.011	0.036	0.051	0.041
Net realized gain on investments	0.000[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.011	0.036	0.051	0.041
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.001)	(0.011)	(0.036)	(0.051)	(0.041)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.001)	(0.011)	(0.036)	(0.051)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.05%	1.09%	3.70%	5.18%	4.21%
Ratios to Average Net Assets:
Net expenses	0.19%[4]	0.20%	0.23%	0.20%[5]	0.20%	0.20%
Net investment income	0.01%[4]	0.06%	0.96%	3.38%	5.06%	4.15%
Expense waiver/reimbursement[6]	0.10%[4]	0.09%	0.08%	0.09%	0.09%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,888,343	$5,440,448	$13,569,616	$7,643,447	$2,062,328	$1,556,092
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for the expense offset arrangements. The net expense ratio for the year ended July 31, 2008 was 0.20% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.96
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.25	$0.97
1	Expenses are equal to the Fund's annualized net expense ratio of 0.19% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	69.4%
U.S. Treasury Securities	31.7%
Other Assets and Liabilities — Net[2]	(1.1)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	14.0%
8-30 Days	43.1%
31-90 Days	23.0%
91-180 Days	18.4%
181 Days or more	2.6%
Other Assets and Liabilities — Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Government Agencies – 69.4%
$606,998,000	[1]	Federal Farm Credit System Discount Notes, 0.170% - 0.290%, 2/3/2011 - 9/30/2011	606,720,905
1,110,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.191% - 0.351%, 2/3/2011 - 3/20/2011	1,109,871,667
4,500,000		Federal Farm Credit System Note, 4.800%, 4/25/2011	4,547,557
1,673,369,000	[1]	Federal Home Loan Bank System Discount Notes, 0.100% - 0.390%, 2/1/2011 - 5/20/2011	1,673,063,880
764,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.160% - 0.350%, 2/1/2011 - 5/2/2011	763,808,706
593,650,000		Federal Home Loan Bank System Notes, 0.100% - 3.250%, 2/1/2011 - 10/14/2011	593,981,482
		TOTAL GOVERNMENT AGENCIES	4,751,994,197
		U.s. Treasury – 31.7%
300,000,000	[1]	United States Treasury Bill, 0.120%, 2/24/2011	299,977,000
185,000,000	[1]	United States Treasury Bill, 0.140%, 3/10/2011	184,973,381
200,000,000	[1]	United States Treasury Bill, 0.175%, 3/31/2011	199,943,611
315,000,000	[1]	United States Treasury Bills, 0.070% - 0.180%, 2/10/2011	314,987,887
100,000,000		United States Treasury Note, 0.875%, 5/31/2011	100,226,844
95,000,000		United States Treasury Note, 4.750%, 3/31/2011	95,693,533
46,000,000		United States Treasury Note, 4.875%, 7/31/2011	47,053,931
200,000,000		United States Treasury Note, 5.000%, 2/15/2011	200,366,000
235,500,000		United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	237,238,622
486,000,000		United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	489,431,831
		TOTAL U.S. TREASURY	2,169,892,640
		TOTAL INVESTMENTS — 101.1% (AT AMORTIZED COST)[3]	6,921,886,837
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[4]	(77,544,604)
		TOTAL NET ASSETS — 100%	$6,844,342,233
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$6,921,886,837
Cash		117,409,886
Income receivable		11,307,314
TOTAL ASSETS		7,050,604,037
Liabilities:
Payable for investments purchased	$204,985,565
Payable for shares redeemed	893,488
Income distribution payable	29,236
Payable for advisory fee (Note 4)	18,749
Accrued expenses	334,766
TOTAL LIABILITIES		206,261,804
Net assets for 6,844,318,898 shares outstanding		$6,844,342,233
Net Assets Consist of:
Paid-in capital		$6,844,328,275
Accumulated net realized gain on investments		13,943
Undistributed net investment income		15
TOTAL NET ASSETS		$6,844,342,233
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,888,342,649 ÷ 4,888,500,082 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,955,999,584 ÷ 1,955,818,816 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$7,080,144
Expenses:
Investment adviser fee (Note 4)		$6,901,395
Administrative personnel and services fee (Note 4)		2,698,469
Custodian fees		117,519
Transfer and dividend disbursing agent fees and expenses		44,668
Directors'/Trustees' fees		45,751
Auditing fees		10,106
Legal fees		4,741
Portfolio accounting fees		88,219
Shareholder services fee — Institutional Service Shares (Note 4)		1,022,122
Account administration fee — Institutional Service Shares		1,243,423
Share registration costs		25,091
Printing and postage		15,540
Insurance premiums		17,029
Miscellaneous		40,876
TOTAL EXPENSES		12,274,949
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(3,332,184)
Waiver of administrative personnel and services fee	(72,489)
Waiver of shareholder services fee — Institutional Service Shares	(762,819)
Waiver of account administration fee — Institutional Service Shares	(927,977)
Reimbursement of shareholder services fee — Institutional Service Shares	(253,427)
Reimbursement of account administration fee — Institutional Service Shares	(308,297)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,657,193)
Net expenses			6,617,756
Net investment income			462,388
Net realized gain on investments			30,473
Change in net assets resulting from operations			$492,861

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$462,388	$6,577,959
Net realized gain on investments	30,473	322,673
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	492,861	6,900,632
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(312,470)	(6,359,314)
Institutional Service Shares	(91,589)	(169,193)
Distributions from net realized gain on investments
Institutional Shares	(58,074)	(221,100)
Institutional Service Shares	(20,712)	(39,317)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(482,845)	(6,788,924)
Share Transactions:
Proceeds from sale of shares	12,050,918,488	42,492,656,537
Net asset value of shares issued to shareholders in payment of distributions declared	256,393	4,239,675
Cost of shares redeemed	(12,506,886,913)	(51,707,973,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(455,712,032)	(9,211,077,033)
Change in net assets	(455,702,016)	(9,210,965,325)
Net Assets:
Beginning of period	7,300,044,249	16,511,009,574
End of period (including undistributed (distributions in excess of) net investment income of $15 and $(58,314), respectively)	$6,844,342,233	$7,300,044,249

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,145,510,198	$9,145,510,198	37,049,348,242	$37,049,348,242
Shares issued to shareholders in payment of distributions declared	234,071	234,071	4,189,370	4,189,370
Shares redeemed	(9,697,849,956)	(9,697,849,956)	(45,182,760,924)	(45,182,760,924)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(552,105,687)	$(552,105,687)	(8,129,223,312)	$(8,129,223,312)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,905,408,290	$2,905,408,290	5,443,308,295	$5,443,308,295
Shares issued to shareholders in payment of distributions declared	22,322	22,322	50,305	50,305
Shares redeemed	(2,809,036,957)	(2,809,036,957)	(6,525,212,321)	(6,525,212,321)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	96,393,655	$96,393,655	(1,081,853,721)	$(1,081,853,721)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(455,712,032)	$(455,712,032)	(9,211,077,033)	$(9,211,077,033)

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $3,332,184 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $72,489 of its fee.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $253,427 of shareholder services fees and $308,297 of account administration fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $762,819 of shareholder services fees and $927,977 of account administration fees. These waivers can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,109,026,897 and $0 respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Government Obligations Tax-Managed Fund (the “Fund”)

(formerly, Government Obligations Tax-Managed Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

16

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

34481 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.005	0.029	0.044	0.035
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.029	0.044	0.035
Less Distributions:
Distributions from net investment income	—	—	(0.005)	(0.029)	(0.044)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	—	(0.005)	(0.029)	(0.044)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.50%	2.94%	4.49%	3.53%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.28%	0.84%	0.92%	0.92%	0.93%
Net investment income	0.00%[4]	0.00%	0.50%	2.91%	4.40%	3.47%
Expense waiver/reimbursement[5]	1.07%[4]	0.96%	0.34%	0.27%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,096	$171,125	$226,330	$246,375	$249,100	$258,486
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.001	0.020	0.035	0.026
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.020	0.035	0.026
Less Distributions:
Distributions from net investment income	—	—	(0.001)	(0.020)	(0.035)	(0.026)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	—	(0.001)	(0.020)	(0.035)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.12%	2.02%	3.56%	2.61%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.28%	1.17%	1.82%	1.82%	1.83%
Net investment income	0.00%[4]	0.00%	0.09%	1.96%	3.50%	2.51%
Expense waiver/reimbursement[5]	1.82%[4]	1.72%	0.76%	0.12%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,488	$25,240	$44,967	$35,707	$30,839	$41,481
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.001	0.020	0.035	0.026
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.020	0.035	0.026
Less Distributions:
Distributions from net investment income	—	—	(0.001)	(0.020)	(0.035)	(0.026)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	—	(0.001)	(0.020)	(0.035)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.13%	2.06%	3.60%	2.61%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.28%	1.15%	1.79%	1.79%	1.82%
Net investment income	0.00%[4]	0.00%	0.08%	1.70%	3.53%	2.73%
Expense waiver/reimbursement[5]	1.82%[4]	1.72%	0.77%	0.12%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,782	$8,567	$14,911	$10,390	$3,563	$3,699
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.005	0.029	0.044	0.035
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.029	0.044	0.035
Less Distributions:
Distributions from net investment income	—	—	(0.005)	(0.029)	(0.044)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	—	(0.005)	(0.029)	(0.044)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.50%	2.94%	4.49%	3.53%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.28%	0.82%	0.92%	0.92%	0.94%
Net investment income	0.00%[4]	0.00%	0.39%	2.35%	4.43%	3.46%
Expense waiver/reimbursement[5]	1.08%[4]	0.94%	0.36%	0.20%	0.18%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,865	$1,184	$2,079	$1,365	$507	$184
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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5

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.00	$1.26[2]
Class B Shares	$1,000	$1,000.00	$1.26[3]
Class C Shares	$1,000	$1,000.00	$1.26[4]
Class F Shares	$1,000	$1,000.00	$1.26[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.95	$1.28[2]
Class B Shares	$1,000	$1,023.95	$1.28[3]
Class C Shares	$1,000	$1,023.95	$1.28[4]
Class F Shares	$1,000	$1,023.95	$1.28[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.25%
Class B Shares	0.25%
Class C Shares	0.25%
Class F Shares	0.25%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current annualized net expense ratio of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.69 and $4.74, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current annualized net expense ratio of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $9.23 and $9.30, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current annualized net expense ratio of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $9.23 and $9.30, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current annualized net expense ratio of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.69 and $4.74, respectively.
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6

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	54.8%
U.S. Government Agency Securities	42.2%
U.S. Treasury Securities	4.5%
Other Assets and Liabilities — Net[2]	(1.5)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.3%
8-30 Days	26.0%
31-90 Days	14.0%
91-180 Days	4.4%
181 Days or more	8.8%
Other Assets and Liabilities — Net[2]	(1.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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7

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 42.2%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.240%, 2/21/2011	999,893
2,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.210% - 0.390%, 2/23/2011 - 4/15/2011	1,999,336
21,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.154% - 0.241%, 2/3/2011 - 4/30/2011	21,843,847
17,000,000		Federal Home Loan Bank System Notes, 0.190% - 4.250%, 4/13/2011 - 2/22/2012	17,014,076
750,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.210%, 8/10/2011	749,169
6,450,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.147% - 0.353%, 2/1/2011 - 4/7/2011	6,447,916
1,650,000		Federal Home Loan Mortgage Corp. Notes, 3.250% - 3.500%, 2/25/2011 - 5/5/2011	1,654,753
3,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210%, 5/16/2011	2,998,180
6,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.160% - 0.221%, 2/11/2011 - 2/27/2011	6,498,349
750,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	751,182
19,285,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.240% - 0.250%, 2/3/2011 - 4/11/2011	19,281,206
		TOTAL GOVERNMENT AGENCIES	80,237,907
		U.S. Treasury – 4.5%
1,000,000		United States Treasury Notes, 0.875%, 4/30/2011	1,001,551
6,000,000		United States Treasury Notes, 1.000% - 4.875%, 7/31/2011	6,079,980
1,500,000		United States Treasury Notes, 5.125%, 6/30/2011	1,530,160
		TOTAL U.S. TREASURY	8,611,691
		Repurchase Agreements – 54.8%
5,247,000		Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and market value of those underlying securities was $5,528,435,321.	5,247,000
10,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 1/4/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,333,333 on 2/4/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2041 and market value of those underlying securities was $2,055,785,827.	10,000,000
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8

Principal Amount			Value
$10,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,021,389 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and market value of those underlying securities was $3,576,915,084.	10,000,000
3,000,000	[5]	Interest in $700,000,000 joint repurchase agreement 0.22%, dated 11/16/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $700,385,000 on 2/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and market value of those underlying securities was $719,067,175.	3,000,000
3,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 11/17/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,550,000 on 2/15/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and market value of those underlying securities was $1,022,332,006.	3,000,000
5,000,000	[5]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 1/26/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $750,061,250 on 2/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2040 and market value of those underlying securities was $765,026,776.	5,000,000
10,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 1/25/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,081,667 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2051 and market value of those underlying securities was $2,060,084,117.	10,000,000
8,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 1/24/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,079,167 on 2/23/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and market value of those underlying securities was $515,020,019.	8,000,000
40,000,000		Interest in $415,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $415,002,536 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and market value of those underlying securities was $423,302,604.	40,000,000
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9

Principal Amount			Value
$5,000,000	[5]	Interest in $450,000,000 joint repurchase agreement 0.20%, dated 1/12/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $450,225,000 on 4/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and market value of those underlying securities was $461,694,766.	5,000,000
5,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 1/13/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,600,000 on 4/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2050 and market value of those underlying securities was $1,030,127,129.	5,000,000
		TOTAL REPURCHASE AGREEMENTS	104,247,000
		TOTAL INVESTMENTS — 101.5% (AT AMORTIZED COST)[6]	193,096,598
		OTHER ASSETS AND LIABILITIES - NET — (1.5)%[7]	(2,866,017)
		TOTAL NET ASSETS — 100%	$190,230,581
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $19,281,206, which represented 10.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $19,281,206, which represented 10.1% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$104,247,000
Investments in securities	88,849,598
Total investments in securities, at amortized cost and value		$193,096,598
Income receivable		82,305
Receivable for shares sold		375,206
TOTAL ASSETS		193,554,109
Liabilities:
Payable for investments purchased	2,249,921
Payable for shares redeemed	820,531
Bank overdraft	72,933
Payable for transfer and dividend disbursing agent fees and expenses	139,709
Payable for Directors'/Trustees' fees	307
Payable for shareholder services fee (Note 4)	4,857
Accrued expenses	35,270
TOTAL LIABILITIES		3,323,528
Net assets for 190,283,647 shares outstanding		$190,230,581
Net Assets Consist of:
Paid-in capital		$190,228,718
Accumulated net realized gain on investments		1,863
TOTAL NET ASSETS		$190,230,581
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12

Statement of Assets and Liabilities — continued
Net Asset Value and Offering Price Per Share
Class A Shares:
$161,096,108 ÷ 161,151,604 shares outstanding, no par value, unlimited shares authorized	$1.00
Class B Shares:
$19,487,995 ÷ 19,487,096 shares outstanding, no par value, unlimited shares authorized	$1.00
Class C Shares:
$7,781,731 ÷ 7,780,066 shares outstanding, no par value, unlimited shares authorized	$1.00
Class F Shares:
$1,864,747 ÷ 1,864,881 shares outstanding, no par value, unlimited shares authorized	$1.00
Redemption Proceeds Per Share:
Class A Shares	$1.00
Class B Shares (94.50/100 of $1.00)[1]	$0.95
Class C Shares (99.00/100 of $1.00)[1]	$0.99
Class F Shares (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.

See Notes which are an integral part of the Financial Statements

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13

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest		$252,766
Expenses:
Investment adviser fee (Note 4)	$504,010
Administrative personnel and services fee (Note 4)	136,110
Custodian fees	8,114
Transfer and dividend disbursing agent fees and expenses	305,230
Directors'/Trustees' fees	968
Auditing fees	9,830
Legal fees	3,293
Portfolio accounting fees	44,991
Distribution services fee — Class B Shares (Note 4)	84,035
Distribution services fee — Class C Shares (Note 4)	30,422
Shareholder services fee — Class A Shares (Note 4)	211,019
Shareholder services fee — Class B Shares (Note 4)	28,012
Shareholder services fee — Class C Shares (Note 4)	10,139
Shareholder services fee — Class F Shares (Note 4)	1,641
Share registration costs	36,522
Printing and postage	23,976
Insurance premiums	2,440
Miscellaneous	1,511
TOTAL EXPENSES	1,442,263
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14

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(504,010)
Waiver of administrative personnel and services fee	(26,717)
Waiver of distribution services fee — Class B Shares	(84,035)
Waiver of distribution services fee — Class C Shares	(30,422)
Waiver of shareholder services fee — Class A Shares	(211,019)
Waiver of shareholder services fee — Class C Shares	(10,139)
Waiver of shareholder services fee — Class F Shares	(1,641)
Reimbursement of shareholder services fee — Class B Shares	(28,012)
Reimbursement of other operating expenses	(293,502)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,189,497)
Net expenses			$252,766
Net investment income			—
Net realized gain on investments			919
Change in net assets resulting from operations			$919

See Notes which are an integral part of the Financial Statements

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15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$ —
Net realized gain on investments	919	2,296
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	919	2,296
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(1,071)	—
Class B Shares	(188)	—
Class C Shares	(81)	—
Class F Shares	(12)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,352)	—
Share Transactions:
Proceeds from sale of shares	51,048,494	82,426,984
Net asset value of shares issued to shareholders in payment of distributions declared	1,264	—
Cost of shares redeemed	(66,934,998)	(164,599,461)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,885,240)	(82,172,477)
Change in net assets	(15,885,673)	(82,170,181)
Net Assets:
Beginning of period	206,116,254	288,286,435
End of period	$190,230,581	$206,116,254

See Notes which are an integral part of the Financial Statements

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16

Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (formerly, Liberty U.S. Government Money Market Trust) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report

18

under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	42,445,182	$42,445,182	66,869,625	$66,869,625
Shares issued to shareholders in payment of distributions declared	1,004	1,004	—	—
Shares redeemed	(52,474,767)	(52,474,767)	(122,076,942)	(122,076,942)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,028,581)	$(10,028,581)	(55,207,317)	$(55,207,317)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,009,380	$3,009,380	7,922,372	$7,922,372
Shares issued to shareholders in payment of distributions declared	172	172	—	—
Shares redeemed	(8,761,426)	(8,761,426)	(27,649,408)	(27,649,408)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,751,874)	$(5,751,874)	(19,727,036)	$(19,727,036)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,122,969	$4,122,969	6,952,857	$6,952,857
Shares issued to shareholders in payment of distributions declared	77	77	—	—
Shares redeemed	(4,908,436)	(4,908,436)	(13,296,570)	(13,296,570)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(785,390)	$(785,390)	(6,343,713)	$(6,343,713)
Semi-Annual Shareholder Report
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,470,963	$1,470,963	682,130	$682,130
Shares issued to shareholders in payment of distributions declared	11	11	—	—
Shares redeemed	(790,369)	(790,369)	(1,576,541)	(1,576,541)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	680,605	$680,605	(894,411)	$(894,411)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(15,885,240)	$(15,885,240)	(82,172,477)	$(82,172,477)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2011, the Adviser voluntarily waived $504,010 and voluntarily reimbursed $293,502 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.109% of average daily net assets of the Fund. FAS waived $26,717 of its fee.

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20

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC voluntarily waived $114,457 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2011, FSC retained $73 of CDSC relating to redemptions of Class C Shares and $702 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $28,012 of Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $222,799 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract – May 2010

Federated Liberty U.S. Government Money Market Trust (the “Fund”)

(formerly, Liberty U.S. Government Money Market Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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23

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

25

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

26

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
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Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8110106 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Money Market Management

Fund Established 1974

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Eagle Shares
Premier Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Eagle Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.017	0.036	0.042	0.032
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.017	0.036	0.042	0.032
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.017)	(0.036)	(0.042)	(0.032)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.017)	(0.036)	(0.042)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.11%	1.67%	3.64%	4.26%	3.29%
Ratios to Average Net Assets:
Net expenses	0.40%[3]	0.40%	0.41%	0.53%	1.22%	1.22%
Net investment income	0.01%[3]	0.11%	1.71%	3.55%	4.19%	3.22%
Expense waiver/reimbursement[4]	1.59%[3]	1.47%	1.29%	0.78%	0.66%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,803	$29,980	$35,007	$50,576	$35,555	$36,597
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Premier Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.004	0.019
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.004	0.019
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.004)	(0.019)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.004)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.05%	0.36%	1.89%
Ratios to Average Net Assets:
Net expenses	0.32%[4]	0.15%	0.19%
Net investment income	0.09%[4]	0.36%	0.99%
Expense waiver/reimbursement[5]	1.42%[4]	1.47%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]	$0[6]	$0[6]
1	The Fund began offering Premier Shares on July 28, 2008. At the period end of July 31, 2008, Premier Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. No net investment income or income distributions had been recorded. Accordingly, financial highlights were not presented.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Eagle Shares	$1,000	$1,000.10	$2.02[2]
Premier Shares	$1,000	$1,000.50	$1.61[3]
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,023.19	$2.04[2]
Premier Shares	$1,000	$1,023.59	$1.63[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Eagle Shares	0.40%
Premier Shares	0.32%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Premier Shares current annualized net expense ratio of 0.80% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.03 and $4.08, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.2%
Bank Instruments	35.1%
Variable Rate Instruments	15.9%
Repurchase Agreement	9.3%
Other Assets and Liabilities — Net[2]	(1.5)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.4%[4]
8-30 Days	29.1%
31-90 Days	29.1%
91-180 Days	5.0%
181 Days or more	5.9%
Other Assets and Liabilities — Net[2]	(1.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 14.7% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.8%
		Finance - Automotive – 1.8%
$6,633		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	6,633
500,000		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	500,000
		TOTAL ASSET-BACKED SECURITIES	506,633
		Certificates of Deposit – 35.1%
		Finance - Banking – 35.1%
750,000		BNP Paribas SA, 0.450%, 8/9/2011	750,000
500,000		Bank of Montreal, 0.410%, 2/26/2011	500,000
1,000,000		Bank of Nova Scotia, Toronto, 0.290%, 3/3/2011	1,000,000
1,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300% - 0.310%, 3/1/2011 - 3/10/2011	1,500,000
500,000		Barclays Bank PLC, 0.591%, 2/4/2011	500,000
300,000		Barclays Bank PLC, 0.790%, 1/27/2012	300,000
1,400,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.480%, 3/14/2011 - 5/18/2011	1,400,000
500,000		Credit Suisse, Zurich, 0.330%, 5/26/2011	500,000
500,000		Mizuho Corporate Bank Ltd., 0.290%, 2/24/2011	500,000
1,000,000		National Australia Bank Ltd., Melbourne, 0.321%, 2/10/2011	1,000,000
300,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/7/2011	300,000
500,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	500,000
1,000,000		Toronto Dominion Bank, 0.280%, 3/23/2011	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	9,750,000
		Collateralized Loan Agreements – 20.5%
		Finance - Banking – 20.5%
500,000		BNP Paribas Securities Corp., 0.477%, 2/1/2011	500,000
1,000,000		Citigroup Global Markets, Inc., 0.710%, 2/1/2011	1,000,000
1,300,000		Deutsche Bank Securities, Inc., 0.406% - 0.436%, 2/22/2011 - 4/5/2011	1,300,000
1,000,000		JPMorgan Securities, Inc., 0.558%, 3/21/2011	1,000,000
900,000		RBS Securities, Inc., 0.649%, 2/1/2011	900,000
1,000,000		Wells Fargo Securities, LLC, 0.406%, 4/19/2011	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,700,000
		Commercial Paper – 14.4%;1
		Finance - Banking – 10.8%
1,000,000	[2,3]	Danske Corp., Inc., 0.285%, 2/25/2011	999,810
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Principal Amount			Value
$1,000,000	[2,3]	Grampian Funding LLC, 0.270%, 2/11/2011	999,925
1,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401%, 4/14/2011	999,200
		TOTAL	2,998,935
		Finance - Commercial – 3.6%
1,000,000		Fairway Finance Co. LLC, 0.301%, 2/16/2011	1,000,000
		TOTAL COMMERCIAL PAPER	3,998,935
		Corporate Bonds – 4.5%
		Finance - Banking – 1.4%
400,000		JPMorgan Chase Bank, N.A., 0.300%, 2/22/2011	400,000
		Finance - Commercial – 3.1%
100,000		General Electric Capital Corp., 4.375%, 11/21/2011	103,017
300,000		General Electric Capital Corp., 5.500%, 4/28/2011	303,167
450,000		General Electric Capital Corp., 6.125%, 2/22/2011	451,354
		TOTAL	857,538
		TOTAL CORPORATE BONDS	1,257,538
		Notes - Variable – 15.9%;4
		Finance - Banking – 14.2%
500,000	[2,3]	Australia & New Zealand Banking Group, Melbourne, 0.351%, 2/7/2011	500,000
1,000,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.260%, 2/3/2011	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.450%, 2/3/2011	1,000,000
700,000		Westpac Banking Corp. Ltd., Sydney, 0.311%, 2/4/2011	700,000
750,000	[2,3]	Westpac Banking Corp. Ltd., Sydney, 0.341%, 2/14/2011	750,000
		TOTAL	3,950,000
		Finance - Commercial – 1.7%
200,000		General Electric Capital Corp., 0.394%, 4/28/2011	199,965
275,000		General Electric Capital Corp., 0.653%, 3/28/2011	275,272
		TOTAL	475,237
		TOTAL NOTES — VARIABLE	4,425,237
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Principal Amount		Value
	Repurchase Agreement – 9.3%
$2,591,000	Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and market value of those underlying securities was $5,528,435,321.	2,591,000
	TOTAL INVESTMENTS — 101.5% (AT AMORTIZED COST)[5]	28,229,343
	OTHER ASSETS AND LIABILITIES - NET — (1.5)%[6]	(426,042)
	TOTAL NET ASSETS — 100%	$27,803,301
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $3,249,735, which represented 11.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $3,249,735, which represented 11.7% of total net assets.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$28,229,343
Cash		10,394
Income receivable		26,748
Receivable for shares sold		64,453
TOTAL ASSETS		28,330,938
Liabilities:
Payable for investments purchased	$500,000
Payable for shares redeemed	3,525
Accrued expenses	24,112
TOTAL LIABILITIES		527,637
Net assets for 27,802,982 shares outstanding		$27,803,301
Net Assets Consist of:
Paid-in capital		$27,803,358
Accumulated net realized loss on investments		(50)
Distributions in excess of net investment income		(7)
TOTAL NET ASSETS		$27,803,301
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$27,803,201 ÷ 27,802,882 shares outstanding, no par value, unlimited shares authorized		$1.00
Premier Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$61,612
Expenses:
Investment adviser fee (Note 4)		$29,636
Administrative personnel and services fee (Note 4)		95,781
Custodian fees		5,598
Transfer and dividend disbursing agent fees and expenses		45,511
Directors'/Trustees' fees		282
Auditing fees		9,830
Legal fees		3,273
Portfolio accounting fees		27,095
Shareholder services fee — Eagle Shares (Note 4)		36,974
Share registration costs		22,426
Printing and postage		10,082
Insurance premiums		2,202
Miscellaneous		5,977
TOTAL EXPENSES		294,667
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(29,636)
Waiver of administrative personnel and services fee	(17,496)
Waiver of shareholder services fee — Eagle Shares	(24,529)
Reimbursement of other operating expenses	(163,608)
TOTAL WAIVERS AND REIMBURSEMENT		(235,269)
Net expenses			59,398
Net investment income			2,214
Net realized loss on investments			(50)
Change in net assets resulting from operations			$2,164

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,214	$34,690
Net realized gain (loss) on investments	(50)	82
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,164	34,772
Distributions to Shareholders:
Distributions from net investment income
Eagle Shares	(2,435)	(34,416)
Premier Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Eagle Shares	(36)	(46)
Premier Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,471)	(34,462)
Share Transactions:
Proceeds from sale of shares	8,796,693	18,651,388
Net asset value of shares issued to shareholders in payment of distributions declared	2,422	33,656
Cost of shares redeemed	(10,975,771)	(23,712,480)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,176,656)	(5,027,436)
Change in net assets	(2,176,963)	(5,027,126)
Net Assets:
Beginning of period	29,980,264	35,007,390
End of period (including undistributed (distributions in excess of) net investment income of $(7) and $214, respectively)	$27,803,301	$29,980,264
1	Represents less than $1.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

14

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:1

	Six Months Ended 1/31/2011	Year Ended 7/31/2010
Eagle Shares:
Shares sold	8,796,693	18,651,388
Shares issued to shareholders in payment of distributions declared	2,422	33,656
Shares redeemed	(10,975,771)	(23,712,480)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(2,176,656)	(5,027,436)
1	There was no activity for Premier Shares during either period.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2011, the Adviser voluntarily waived its entire fee of $29,636 and voluntarily reimbursed $163,608 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FAS waived $17,496 of its fee. The net fee paid to FAS was 0.528% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $24,529 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Premier Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Eagle Shares and Premier Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% and 0.80% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) October 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

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6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Money Market Management (the “Fund”)

(formerly, Money Market Management)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

19

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211
Cusip 608919775

8080103 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.003	0.015	0.029	0.035	0.030
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.003	0.015	0.029	0.035	0.030
Less Distributions:
Distributions from net investment income	(0.001)	(0.003)	(0.015)	(0.029)	(0.035)	(0.030)
Distributions from net realized gain on investments	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.003)	(0.015)	(0.029)	(0.035)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	0.27%	1.52%	2.92%	3.57%	3.01%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.22%	0.22%[5]	0.18%[5]	0.18%	0.18%
Net investment income	0.22%[4]	0.26%	1.41%	2.94%	3.48%	2.99%
Expense waiver/reimbursement[6]	0.08%[4]	0.08%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,648,030	$3,472,460	$2,950,672	$3,192,965	$4,067,288	$3,490,983
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22% and 0.18% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.013	0.026	0.033	0.027
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.013	0.026	0.033	0.027
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.001)	(0.013)	(0.026)	(0.033)	(0.027)
Distributions from net realized gain on investments	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.001)	(0.013)	(0.026)	(0.033)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.06%	1.27%	2.67%	3.31%	2.75%
Ratios to Average Net Assets:
Net expenses	0.42%[4]	0.43%	0.47%[5]	0.43%[5]	0.43%	0.43%
Net investment income	0.02%[4]	0.06%	1.16%	2.57%	3.26%	2.72%
Expense waiver/reimbursement[6]	0.12%[4]	0.12%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$941,832	$772,448	$1,342,615	$964,094	$856,704	$620,552
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47% and 0.43% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.014	0.028	0.034	0.029
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.014	0.028	0.034	0.029
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.014)	(0.028)	(0.034)	(0.029)
Distributions from net realized gain on investments	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.014)	(0.028)	(0.034)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	0.17%	1.42%	2.82%	3.46%	2.90%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.32%	0.32%[5]	0.28%[5]	0.28%	0.28%
Net investment income	0.12%[4]	0.17%	1.30%	2.78%	3.41%	2.83%
Expense waiver/reimbursement[6]	0.08%[4]	0.08%	0.11%	0.12%	0.12%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,044,577	$1,154,692	$1,537,150	$1,156,792	$1,012,433	$882,006
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.32% and 0.28% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.10	$1.06
Institutional Service Shares	$1,000	$1,000.10	$2.12
Institutional Capital Shares	$1,000	$1,000.60	$1.56
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Institutional Service Shares	$1,000	$1,023.09	$2.14
Institutional Capital Shares	$1,000	$1,023.64	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.42%
Institutional Capital Shares	0.31%
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.3%
Municipal Notes	14.6%
Commercial Paper	1.7%
Other Assets and Liabilities — Net[2]	(2.6)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.2%
8-30 Days	4.0%
31-90 Days	0.8%
91-180 Days	5.4%
181 Days or more	7.2%
Other Assets and Liabilities — Net[2]	(2.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 102.6%;1,2
	Alabama – 3.5%
$2,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	2,325,000
7,840,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	7,840,000
43,000,000	Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.910%, 2/2/2011	43,000,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/3/2011	10,000,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.320%, 2/1/2011	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.370%, 2/3/2011	15,000,000
3,100,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.400%, 2/2/2011	3,100,000
3,725,000	East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	3,725,000
16,545,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.350%, 2/3/2011	16,545,000
1,850,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.370%, 2/2/2011	1,850,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	4,350,000
9,200,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.400%, 2/2/2011	9,200,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	27,000,000
	TOTAL	199,935,000
	Alaska – 1.3%
73,900,000	Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/3/2011	73,900,000
	Arizona – 0.2%
4,275,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.300%, 2/3/2011	4,275,000
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Principal Amount		Value
$1,160,000	Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.340%, 2/3/2011	1,160,000
4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	4,000,000
	TOTAL	9,435,000
	Arkansas – 0.3%
12,500,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/3/2011	12,500,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 2/3/2011	7,100,000
	TOTAL	19,600,000
	California – 8.4%
10,050,000	California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Orange County Performing Arts Center)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	10,050,000
25,225,000	California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.320%, 2/1/2011	25,225,000
1,500,000	California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	1,500,000
410,000	California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.360%, 2/2/2011	410,000
2,605,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 2/2/2011	2,605,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.300%, 2/3/2011	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.350%, 2/3/2011	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	2,940,000
480,000	California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 2/2/2011	480,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.350%, 2/3/2011	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	2,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2011	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2011	2,000,000
2,120,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 2/2/2011	2,120,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.360%, 2/2/2011	3,920,000
2,845,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.360%, 2/2/2011	2,845,000
3,635,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.320%, 2/2/2011	3,635,000
7,400,000	[3,4]	California Pooled School Districts, SPEARs (Series DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 2/3/2011	7,400,000
42,680,000	[3,4]	California State, DCL Floater Certificates (Series 2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.440%, 2/3/2011	42,680,000
11,305,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/14/2011	11,305,000
30,000,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/11/2011	30,000,000
20,000,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/18/2011	20,000,000
4,240,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.410%, 2/3/2011	4,240,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 2/2/2011	8,000,000
5,600,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.280%, 2/3/2011	5,600,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.350%, 2/3/2011	10,410,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$37,101,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.380%, 2/3/2011	37,101,000
1,760,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.320%, 2/3/2011	1,760,000
5,200,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.320%, 2/1/2011	5,200,000
45,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	45,242,596
12,000,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/3/2011	12,000,000
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., Weekly VRDPs (956 Series 1), 0.540%, 2/3/2011	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., Weekly VRDPs (810 Series 1), 0.540%, 2/3/2011	15,000,000
35,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.380%, 2/3/2011	35,695,000
10,515,000	[3,4]	Orange County, CA Sanitation District, Floater Certificates (Series 2008-3020) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	10,515,000
3,270,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	3,270,000
20,415,000	[3,4]	San Diego, CA Housing Authority, P-FLOATs (Series PT-501) Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 2/3/2011	20,415,000
6,220,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 2/3/2011	6,220,000
8,330,000	[3,4]	San Jose, CA USD, SPEARs (Series DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	8,330,000
14,965,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.40% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/16/2011	14,965,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.38% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/28/2011	22,580,000
		TOTAL	475,873,596
		Colorado – 1.4%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.390%, 2/3/2011	1,020,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$6,890,000		Colorado Educational & Cultural Facilities Authority Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.320%, 2/1/2011	6,890,000
15,150,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.800%, 2/3/2011	15,150,000
1,885,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.340%, 2/3/2011	1,885,000
315,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 2/3/2011	315,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.340%, 2/2/2011	15,000,000
37,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.330%, 2/2/2011	37,000,000
		TOTAL	77,260,000
		Connecticut – 0.7%
6,100,000		Connecticut Development Authority, (Series 1999), 0.85% CP (New England Power Co.), Mandatory Tender 2/10/2011	6,100,000
1,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.370%, 2/3/2011	1,000,000
1,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/2/2011	1,500,000
5,000,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	5,000,000
8,000,000		Derby, CT, 1.50% BANs, 6/2/2011	8,023,694
6,000,000		Plainville, CT, 1.50% BANs, 10/27/2011	6,039,405
10,500,000		Putnam, CT, 1.50% BANs, 1/17/2012	10,561,788
		TOTAL	38,224,887
		Delaware – 0.2%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.480%, 2/3/2011	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.960%, 2/2/2011	5,000,000
		TOTAL	12,000,000
		District of Columbia – 0.9%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.320%, 2/3/2011	7,500,000
11,245,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.390%, 2/3/2011	11,245,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.910%, 2/2/2011	23,965,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	5,300,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.310%, 2/3/2011	3,770,000
		TOTAL	51,780,000
		Florida – 7.0%
10,200,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	10,200,000
3,500,000		Brevard County, FL IDRB, (Series 2005) Daily VRDNs (Pivotal Utility Holdings, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.290%, 2/1/2011	3,500,000
4,570,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	4,570,000
1,110,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	1,110,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	17,000,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 1.000%, 2/2/2011	21,500,000
1,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.910%, 2/2/2011	1,000,000
34,300,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.290%, 2/1/2011	34,300,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.37% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2011	16,160,000
3,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.320%, 2/2/2011	3,000,000
2,596,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.450%, 2/3/2011	2,596,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$5,000,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.410%, 2/3/2011	5,000,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.460%, 2/3/2011	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.390%, 2/3/2011	25,000,000
40,205,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.690%, 2/3/2011	40,205,000
94,750,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.290%, 2/1/2011	94,750,000
78,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.320%, 2/1/2011	78,785,000
9,820,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	9,820,000
		TOTAL	391,996,000
		Georgia – 6.0%
4,000,000		Athens-Clarke County, GA IDA, (Series 2003) Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	4,000,000
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.370%, 2/3/2011	230,000
18,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	18,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 2/3/2011	5,400,000
36,100,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	36,100,000
13,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	13,155,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.320%, 2/2/2011	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	9,300,000
12,905,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.890%, 2/3/2011	12,905,000
5,000,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.320%, 2/3/2011	5,000,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
$11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.410%, 2/3/2011	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.400%, 2/1/2011	13,870,000
530,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 1.010%, 2/2/2011	530,000
10,080,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	10,080,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	18,000,000
19,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.320%, 2/2/2011	19,350,000
3,970,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.270%, 2/2/2011	3,970,000
10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	10,000,000
2,450,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 2/3/2011	2,450,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.400%, 2/1/2011	3,800,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.320%, 2/2/2011	6,700,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.400%, 2/1/2011	19,600,000
22,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	22,000,000
7,750,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	7,750,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	25,000,000
6,000,000		Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	6,065,853
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 2/2/2011	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	5,600,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/3/2011	19,000,000
		TOTAL	340,105,853
		Illinois – 3.3%
840,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 1.000%, 2/3/2011	840,000
1,290,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.470%, 2/3/2011	1,290,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.350%, 2/3/2011	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.300%, 2/2/2011	3,000,000
1,380,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.720%, 2/3/2011	1,380,000
405,000		Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	405,000
2,810,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 2/2/2011	2,810,000
1,000,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.650%, 2/3/2011	1,000,000
6,700,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/2/2011	6,700,000
4,490,000		Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.500%, 2/3/2011	4,490,000
2,780,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.470%, 2/3/2011	2,780,000
4,155,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	4,155,000
3,695,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.500%, 2/3/2011	3,695,000
2,640,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.050%, 2/2/2011	2,640,000
6,700,000		Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.320%, 2/3/2011	6,700,000
Semi-Annual Shareholder Report
15

Principal Amount		Value
$11,325,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	11,325,000
1,110,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	1,110,000
7,260,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 2/3/2011	7,260,000
910,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.750%, 2/3/2011	910,000
7,025,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.420%, 2/3/2011	7,025,000
5,350,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.430%, 2/3/2011	5,350,000
26,640,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2011	26,640,000
15,000,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.310%, 2/2/2011	15,000,000
37,585,000	Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/1/2011	37,585,000
8,100,000	Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.290%, 2/2/2011	8,100,000
6,250,000	Illinois State Toll Highway Authority, (2008 Series A-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	6,250,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.400%, 2/2/2011	1,200,000
3,730,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	3,730,000
1,800,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	1,800,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	1,400,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	500,000
	TOTAL	186,170,000
	Indiana – 3.6%
4,345,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,345,000
20,000,000	Bartholomew Consolidated School Corp., IN, 2.15% TANs, 12/30/2011	20,207,137
Semi-Annual Shareholder Report
16

Principal Amount		Value
$4,100,000	Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/3/2011	4,100,000
540,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	540,000
2,400,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	2,400,000
7,505,000	Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	7,505,000
11,255,000	Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (Union Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	11,255,000
13,000,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	13,000,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.430%, 2/3/2011	6,095,000
24,585,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.910%, 2/3/2011	24,585,000
35,765,000	Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	35,765,000
4,980,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.440%, 2/3/2011	4,980,000
900,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.470%, 2/2/2011	900,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.460%, 2/3/2011	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 2/3/2011	4,035,000
6,500,000	Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 2/3/2011	6,500,000
14,000,000	Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	14,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.380%, 2/3/2011	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.540%, 2/3/2011	10,000,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
$1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.540%, 2/3/2011	1,000,000
8,800,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/1/2011	8,800,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.540%, 2/3/2011	10,000,000
1,695,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.750%, 2/2/2011	1,695,000
1,400,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	1,400,000
1,200,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,200,000
		TOTAL	205,307,137
		Iowa – 0.2%
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.280%, 2/3/2011	500,000
		TOTAL	11,800,000
		Kansas – 0.9%
13,906,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	13,906,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.320%, 2/3/2011	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 2/3/2011	9,550,000
4,145,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley Bank LIQ), 0.330%, 2/3/2011	4,145,000
10,000,000		Wichita, KS, 0.50% BANs, 2/9/2012	10,005,000
		TOTAL	50,321,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		Kentucky – 0.8%
$5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.390%, 2/3/2011	5,500,000
10,235,000		Kentucky Housing Corp., (2005 Series B) Weekly VRDNs (BNP Paribas SA LIQ), 0.400%, 2/2/2011	10,235,000
1,850,000		Kentucky Housing Corp., (2006 Series I) Weekly VRDNs (BNP Paribas SA LIQ), 0.400%, 2/2/2011	1,850,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.390%, 2/3/2011	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 0.790%, 2/3/2011	1,385,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.320%, 2/3/2011	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 2/3/2011	10,000,000
		TOTAL	44,710,000
		Louisiana – 0.7%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 2/2/2011	15,000,000
2,915,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	2,915,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.380%, 2/3/2011	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.370%, 2/3/2011	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.330%, 2/2/2011	4,000,000
2,225,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.250%, 2/2/2011	2,225,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.330%, 2/2/2011	7,500,000
		TOTAL	41,270,000
		Maine – 0.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/2/2011	3,100,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.320%, 2/3/2011	15,000,000
		TOTAL	18,100,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
		Maryland – 1.3%
$2,820,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.380%, 2/3/2011	2,820,000
1,250,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.610%, 2/3/2011	1,250,000
450,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 2/1/2011	450,000
2,580,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.390%, 2/2/2011	2,580,000
7,500,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.390%, 2/2/2011	7,500,000
6,200,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.320%, 2/3/2011	6,200,000
4,975,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.320%, 2/3/2011	4,975,000
3,750,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 2/3/2011	3,750,000
1,250,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	1,250,000
650,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 2/4/2011	650,000
1,230,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/4/2011	1,230,000
2,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.300%, 2/3/2011	2,000,000
1,435,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 2/3/2011	1,435,000
12,175,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Stella Maris, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 2/2/2011	12,175,000
4,765,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.910%, 2/2/2011	4,765,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
$715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.910%, 2/2/2011	715,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.560%, 2/3/2011	13,185,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.340%, 2/4/2011	3,500,000
1,650,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,650,000
		TOTAL	72,080,000
		Massachusetts – 1.1%
7,100,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.270%, 2/3/2011	7,100,000
4,000,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,009,699
12,000,000		Framingham, MA, 1.50% BANs, 6/17/2011	12,046,320
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.80% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 2/14/2011	5,000,000
8,065,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.280%, 2/3/2011	8,065,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.620%, 2/2/2011	4,500,000
14,700,000		Massachusetts State Health & Educational Facility, (Series 2007A) Weekly VRDNs (New England Aquarium Corp.)/(Banco Santander, S.A. LOC), 0.640%, 2/2/2011	14,700,000
8,210,392		Quincy, MA, 1.25% BANs, 7/29/2011	8,236,249
		TOTAL	63,657,268
		Michigan – 4.0%
9,005,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	9,005,000
4,000,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	4,000,000
27,750,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 2/2/2011	27,750,000
3,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	3,019,468
1,895,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	1,895,000
Semi-Annual Shareholder Report
21

Principal Amount			Value
$5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 2/3/2011	5,500,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.560%, 2/2/2011	6,000,000
10,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.560%, 2/2/2011	10,000,000
1,500,000		Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.600%, 2/2/2011	1,500,000
11,805,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.420%, 2/3/2011	11,805,000
5,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.440%, 2/3/2011	5,240,000
3,435,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	3,435,000
80,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	80,827,287
1,000,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	1,000,000
4,195,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc. )/(Bank of America N.A. LOC), 0.520%, 2/3/2011	4,195,000
48,530,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.750%, 2/3/2011	48,530,000
		TOTAL	223,701,755
		Minnesota – 1.9%
725,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	725,000
1,800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,800,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.330%, 2/4/2011	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.350%, 2/4/2011	6,000,000
950,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	950,000
1,870,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.310%, 2/3/2011	1,870,000
3,325,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,325,000
Semi-Annual Shareholder Report
22

Principal Amount			Value
$3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	3,020,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.310%, 2/3/2011	4,965,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.350%, 2/4/2011	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.350%, 2/4/2011	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	5,000,000
4,125,000		St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2011	4,125,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.350%, 2/4/2011	21,950,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	545,000
4,790,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	4,790,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	3,415,000
		TOTAL	109,790,000
		Mississippi – 1.1%
10,360,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	10,360,000
10,000,000		Mississippi Business Finance Corp., (Second Series 2010) Weekly VRDNs (Mississippi Power Co.), 0.390%, 2/2/2011	10,000,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	9,770,000
7,100,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.370%, 2/3/2011	7,100,000
8,500,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	8,500,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	9,670,000
4,980,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	4,980,000
		TOTAL	60,380,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
		Missouri – 0.1%
$2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/3/2011	2,000,000
1,565,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A28) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	1,565,000
3,290,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 0.440%, 2/3/2011	3,290,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.520%, 2/3/2011	460,000
		TOTAL	7,315,000
		Montana – 0.1%
4,355,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.430%, 2/3/2011	4,355,000
		Multi-State – 10.0%
16,196,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	16,196,000
63,811,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	63,811,000
6,969,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	6,969,000
16,113,256	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	16,113,256
30,520,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	30,520,000
10,690,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.340%, 2/3/2011	10,690,000
18,455,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 2/3/2011	18,455,000
25,125,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.340%, 2/3/2011	25,125,000
76,135,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.360%, 2/3/2011	76,135,000
82,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.460%, 2/3/2011	82,300,000
Semi-Annual Shareholder Report
24

Principal Amount			Value
$30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.540%, 2/3/2011	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.460%, 2/3/2011	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.490%, 2/3/2011	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (GTD by Deutsche Bank AG), 0.490%, 2/3/2011	25,000,000
24,000,000	[3,4]	Nuveen Premium Insured Municipal Income Fund, Inc., (1309 Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.540%, 2/3/2011	24,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.490%, 2/3/2011	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A), 0.490%, 2/3/2011	25,000,000
		TOTAL	560,614,256
		Nebraska – 0.4%
1,900,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,900,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, Floater Certificates (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.370%, 2/3/2011	10,720,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.400%, 2/2/2011	5,700,000
		TOTAL	20,320,000
		Nevada – 4.5%
75,300,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	75,300,000
67,550,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/2/2011	67,550,000
20,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.560%, 2/2/2011	20,000,000
43,105,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/2/2011	43,105,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.380%, 2/3/2011	10,000,000
15,900,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.350%, 2/3/2011	15,900,000
Semi-Annual Shareholder Report
25

Principal Amount			Value
$19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 7/28/2011	19,295,000
		TOTAL	251,150,000
		New Hampshire – 0.5%
16,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.85% CP (New England Power Co.), Mandatory Tender 2/10/2011	16,000,000
10,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/3/2011	10,000,000
1,670,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	1,670,000
485,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	485,000
		TOTAL	28,155,000
		New Jersey – 3.3%
6,000,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/1/2011	6,000,000
6,427,117		Clinton, NJ, 1.50% BANs, 8/26/2011	6,445,072
5,369,570		Denville Township, NJ, 1.00% BANs, 10/21/2011	5,386,028
5,000,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	5,030,707
9,270,000		Hackensack, NJ, 1.50% BANs, 8/19/2011	9,311,253
5,311,000		Mansfield Township, NJ, 1.50% BANs, 4/13/2011	5,317,653
3,269,150		Middle Township, NJ, 1.28% BANs, 12/16/2011	3,269,150
10,893,000		Mount Laurel Township, NJ, 1.50% BANs, 4/18/2011	10,909,876
30,000,000	[3,4]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.270%, 2/1/2011	30,000,000
45,000,000	[3,4]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (JPMorgan Chase & Co. LIQ), Optional Tender 2/1/2011	45,000,000
10,354,285		North Plainfield, NJ, 1.50% BANs, 6/14/2011	10,376,720
6,778,000		Old Bridge Township, NJ, 1.00% BANs, 10/18/2011	6,799,510
12,387,000		Robbinsville Township, NJ, 1.25% BANs, 9/20/2011	12,429,764
6,600,000		Sea Isle City, NJ, 2.00% BANs, 7/1/2011	6,621,427
20,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	20,042,363
5,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	5,020,337
		TOTAL	187,959,860
		New Mexico – 0.5%
430,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	430,000
Semi-Annual Shareholder Report
26

Principal Amount			Value
$3,640,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	3,640,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.390%, 2/3/2011	3,200,000
1,650,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.520%, 2/2/2011	1,650,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 2/2/2011	7,500,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 2/2/2011	7,500,000
3,445,000		New Mexico Educational Assistance Foundation, (Senior Series 2009A) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 2/2/2011	3,445,000
1,490,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001-A66) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	1,490,000
		TOTAL	28,855,000
		New York – 6.1%
10,000,000		Brewster, NY CSD, 0.75% BANs, 10/27/2011	10,016,800
14,300,000		Catskill, NY CSD, 1.25% BANs, 9/23/2011	14,336,304
9,633,447		Cattaraugus-Little Valley, NY CSD, 1.50% BANs, 6/16/2011	9,642,239
7,270,000		Grand Island, NY, 1.25% BANs, 10/19/2011	7,306,038
8,000,000		Granville, NY CSD, 1.50% BANs, 2/25/2011	8,004,177
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.370%, 2/3/2011	5,590,000
7,520,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/3/2011	7,520,000
29,000,000		Nassau County, NY, 1.25% TANs, 3/31/2011	29,023,180
15,000,000		Nassau County, NY, 2.00% TANs, 10/15/2011	15,080,192
4,735,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.540%, 2/3/2011	4,735,000
35,000,000		New York City Housing Development Corp., MFH Revenue Bonds (2006 Series J-1), 0.48% TOBs 9/15/2011	35,000,000
56,735,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.280%, 2/1/2011	56,735,000
Semi-Annual Shareholder Report
27

Principal Amount			Value
$38,235,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.260%, 2/1/2011	38,235,000
27,000,000		New York State HFA, 29 Flatbush Avenue Housing Revenue Bonds (Series 2010A) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 2/2/2011	27,000,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 2/3/2011	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., Weekly VRDPs (GTD by Citibank NA, New York), 0.540%, 2/3/2011	31,000,000
5,900,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	5,914,360
13,355,551		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	13,392,577
4,080,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 2/2/2011	4,080,000
		TOTAL	343,610,867
		North Carolina – 0.5%
12,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.460%, 2/2/2011	12,300,000
1,500,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 2/2/2011	1,500,000
3,915,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,915,000
1,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	1,500,000
3,100,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.270%, 2/2/2011	3,100,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.270%, 2/3/2011	5,000,000
		TOTAL	27,315,000
		North Dakota – 0.4%
515,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.380%, 2/3/2011	515,000
9,420,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.310%, 2/2/2011	9,420,000
Semi-Annual Shareholder Report
28

Principal Amount		Value
$12,240,000	Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.440%, 2/3/2011	12,240,000
	TOTAL	22,175,000
	Ohio – 4.2%
10,000,000	Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	10,060,273
15,000	Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.770%, 2/3/2011	15,000
21,385,000	Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	21,385,000
4,365,000	Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	4,365,000
37,095,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.600%, 2/1/2011	37,095,000
18,800,000	Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.600%, 2/1/2011	18,800,000
36,415,000	Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.800%, 2/3/2011	36,415,000
15,050,000	Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	15,050,000
40,035,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	40,035,000
7,100,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/1/2011	7,100,000
8,830,000	Montgomery County, OH, (Series 2008B), 0.32% CP (Miami Valley Hospital), Mandatory Tender 2/22/2011	8,830,000
12,000,000	Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.290%, 2/2/2011	12,000,000
4,700,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.670%, 2/3/2011	4,700,000
19,655,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	19,655,000
	TOTAL	235,505,273
	Oklahoma – 0.4%
5,200,000	Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.390%, 2/2/2011	5,200,000
6,000,000	Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	6,000,000
Semi-Annual Shareholder Report
29

Principal Amount			Value
$9,829,561	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	9,829,561
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.300%, 2/2/2011	2,500,000
1,555,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	1,555,000
		TOTAL	25,084,561
		Oregon – 0.4%
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	500,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	10,000,000
2,000,000		Port Portland, OR Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.360%, 2/3/2011	2,000,000
		TOTAL	22,500,000
		Pennsylvania – 0.9%
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.320%, 2/3/2011	6,200,000
17,205,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.320%, 2/3/2011	17,205,000
6,600,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.310%, 2/3/2011	6,600,000
19,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	19,100,135
		TOTAL	49,105,135
		Puerto Rico – 0.2%
8,700,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	8,700,000
		Rhode Island – 0.2%
2,850,000		Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 1.040%, 2/3/2011	2,850,000
7,760,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.400%, 2/1/2011	7,760,000
		TOTAL	10,610,000
Semi-Annual Shareholder Report
30

Principal Amount			Value
		South Carolina – 2.5%
$24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.400%, 2/2/2011	24,000,000
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.450%, 2/2/2011	10,000,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.400%, 2/2/2011	5,600,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.450%, 2/2/2011	25,000,000
33,500,000		Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	33,500,000
5,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.430%, 2/2/2011	5,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	6,225,000
8,280,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.910%, 2/2/2011	8,280,000
12,400,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	12,400,000
6,500,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.310%, 2/2/2011	6,500,000
		TOTAL	139,505,000
		South Dakota – 0.1%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.330%, 2/3/2011	4,000,000
		Tennessee – 0.5%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.420%, 2/2/2011	5,000,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.340%, 2/3/2011	10,000,000
480,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	480,000
4,505,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/3/2011	4,505,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/2/2011	8,500,000
Semi-Annual Shareholder Report
31

Principal Amount			Value
$845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 1.160%, 2/2/2011	845,000
		TOTAL	29,330,000
		Texas – 7.4%
9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.400%, 2/2/2011	9,950,000
17,530,000		Brazos River Authority, TX, (Series 2002A) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.290%, 2/1/2011	17,530,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.390%, 2/3/2011	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.390%, 2/3/2011	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000 ) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 2/2/2011	4,045,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	2,950,000
5,100,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/1/2011	5,100,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LIQs), 0.340%, 2/3/2011	50,000,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	6,900,000
1,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.670%, 2/2/2011	1,000,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.320%, 2/3/2011	13,000,000
305,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	305,000
9,825,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.390%, 2/3/2011	9,825,000
Semi-Annual Shareholder Report
32

Principal Amount			Value
$135,000,000		Texas State, 2.00% TRANs, 8/31/2011	136,281,214
7,205,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	7,205,000
63,500,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.270%, 2/1/2011	63,500,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.320%, 2/3/2011	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (Series SGA 146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 2/2/2011	10,000,000
		TOTAL	417,666,214
		Utah – 0.0%
1,375,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.440%, 2/3/2011	1,375,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.390%, 2/3/2011	1,100,000
		TOTAL	2,475,000
		Vermont – 0.5%
13,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.490%, 2/2/2011	13,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.490%, 2/2/2011	14,500,000
		TOTAL	28,300,000
		Virginia – 0.6%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.800%, 2/3/2011	1,000,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	3,000,000
20,695,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.320%, 2/1/2011	20,695,000
4,700,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/3/2011	4,700,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/3/2011	3,000,000
		TOTAL	32,395,000
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Principal Amount			Value
		Washington – 3.6%
$2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	2,400,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.640%, 2/3/2011	9,000,000
450,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.390%, 2/3/2011	450,000
2,585,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.410%, 2/3/2011	2,585,000
7,460,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 2/3/2011	7,460,000
113,130,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.450%, 2/1/2011	113,130,000
3,765,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 1.090%, 2/3/2011	3,765,000
3,085,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 1.100%, 2/3/2011	3,085,000
4,100,000		Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.420%, 2/2/2011	4,100,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	1,000,000
1,565,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	1,565,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/2/2011	4,720,000
5,335,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.350%, 2/2/2011	5,335,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 1.040%, 2/3/2011	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	4,500,000
2,915,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.410%, 2/3/2011	2,915,000
3,590,000		Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.330%, 2/3/2011	3,590,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.320%, 2/3/2011	5,350,000
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Principal Amount		Value
$6,500,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(FHLB of San Francisco LOC), 0.330%, 2/3/2011	6,500,000
3,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.340%, 2/3/2011	3,560,000
	TOTAL	202,385,000
	West Virginia – 0.1%
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 2/3/2011	3,760,000
	Wisconsin – 4.5%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	9,500,000
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 2/3/2011	4,000,000
15,500,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 2/3/2011	15,500,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.560%, 2/2/2011	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.470%, 2/3/2011	1,325,000
5,040,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.430%, 2/3/2011	5,040,000
1,645,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.720%, 2/3/2011	1,645,000
1,600,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	1,600,000
24,560,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 2/2/2011	24,560,000
84,125,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.450%, 2/3/2011	84,125,000
15,705,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 2/2/2011	15,705,000
19,630,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 2/2/2011	19,630,000
67,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	67,867,559
	TOTAL	251,297,559
	Wyoming – 1.0%
24,400,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.290%, 2/1/2011	24,400,000
Semi-Annual Shareholder Report
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Principal Amount		Value
$32,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 2/2/2011	32,700,000
	TOTAL	57,100,000
	TOTAL MUNICIPAL INVESTMENTS — 102.6% (AT AMORTIZED COST)[5]	5,778,941,221
	OTHER ASSETS AND LIABILITIES - NET — (2.6)%[6]	(144,503,619)
	TOTAL NET ASSETS — 100%	$5,634,437,602

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.8% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $1,187,590,817, which represented 21.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $1,187,590,817 represented 21.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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36

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

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The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$5,778,941,221
Cash		1,099,271
Income receivable		7,295,628
Receivable for shares sold		287,878
TOTAL ASSETS		5,787,623,998
Liabilities:
Payable for investments purchased	$134,187,628
Payable for shares redeemed	18,478,478
Income distribution payable	192,528
Payable for Directors'/Trustees' fees	8,412
Payable for shareholder services fee (Note 5)	239,737
Accrued expenses	79,613
TOTAL LIABILITIES		153,186,396
Net assets for 5,634,352,172 shares outstanding		$5,634,437,602
Net Assets Consist of:
Paid-in capital		$5,634,331,861
Accumulated net realized gain on investments		104,732
Undistributed net investment income		1,009
TOTAL NET ASSETS		$5,634,437,602
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,648,029,544 ÷ 3,646,932,275 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$941,831,556 ÷ 942,334,823 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,044,576,502 ÷ 1,045,085,074 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$11,948,973
Expenses:
Investment adviser fee (Note 5)		$5,462,854
Administrative personnel and services fee (Note 5)		2,135,956
Custodian fees		95,665
Transfer and dividend disbursing agent fees and expenses		36,270
Directors'/Trustees' fees		21,287
Auditing fees		9,938
Legal fees		6,308
Portfolio accounting fees		92,953
Shareholder services fee — Institutional Service Shares (Note 5)		930,574
Shareholder services fee — Institutional Capital Shares (Note 5)		565,555
Account administration fee — Institutional Service Shares		136,682
Account administration fee — Institutional Capital Shares		4,138
Share registration costs		112,146
Printing and postage		27,874
Insurance premiums		8,747
Miscellaneous		15,113
TOTAL EXPENSES		9,662,060
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,098,030)
Waiver of administrative personnel and services fee	(57,340)
Waiver of shareholder services fee — Institutional Service Shares	(171,256)
Reimbursement of shareholder services fee — Institutional Service Shares	(18,539)
Reimbursement of shareholder services fee — Institutional Capital Shares	(1,800)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,346,965)
Net expenses			7,315,095
Net investment income			4,633,878
Net realized gain on investments			142,875
Change in net assets resulting from operations			$4,776,753

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,633,878	$13,136,382
Net realized gain on investments	142,875	7,905
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,776,753	13,144,287
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,746,991)	(10,000,189)
Institutional Service Shares	(48,825)	(790,961)
Institutional Capital Shares	(666,756)	(2,516,032)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,462,572)	(13,307,182)
Share Transactions:
Proceeds from sale of shares	8,985,782,898	21,422,386,005
Net asset value of shares issued to shareholders in payment of distributions declared	3,013,295	9,025,535
Cost of shares redeemed	(8,754,272,547)	(21,862,091,683)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	234,523,646	(430,680,143)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	—	5,650
Change in net assets	234,837,827	(430,837,388)
Net Assets:
Beginning of period	5,399,599,775	5,830,437,163
End of period (including undistributed (distributions in excess of) net investment income of $1,009 and $(170,297), respectively)	$5,634,437,602	$5,399,599,775

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,904,016,002	$6,904,016,002	17,162,760,085	$17,162,760,085
Shares issued to shareholders in payment of distributions declared	2,363,459	2,363,459	6,030,428	6,030,428
Shares redeemed	(6,731,007,457)	(6,731,007,457)	(16,646,914,296)	(16,646,914,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	175,372,004	$175,372,004	521,876,217	$521,876,217
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,111,482,097	$1,111,482,097	2,376,995,802	$2,376,995,802
Shares issued to shareholders in payment of distributions declared	42,064	42,064	664,672	664,672
Shares redeemed	(942,191,118)	(942,191,118)	(2,947,794,073)	(2,947,794,073)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	169,333,043	$169,333,043	(570,133,599)	$(570,133,599)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	970,284,799	$970,284,799	1,882,630,118	$1,882,630,118
Shares issued to shareholders in payment of distributions declared	607,772	607,772	2,330,435	2,330,435
Shares redeemed	(1,081,073,972)	(1,081,073,972)	(2,267,383,314)	(2,267,383,314)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(110,181,401)	$(110,181,401)	(382,422,761)	$(382,422,761)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	234,523,646	$234,523,646	(430,680,143)	$(430,680,143)

4. FEDERAL TAX INFORMATION

At July 31, 2010, the Fund had a capital loss carryforward of $38,143 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

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Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $2,098,030 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $57,340 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $20,339 of Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $171,256 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,862,725,000 and $2,742,920,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

During the year ended July 31, 2010, the Fund received $5,650 in settlement of administrative proceedings against other unaffiliated third parties. The settlement was recorded as an increase to paid-in capital. This regulatory settlement did not have an impact on the total return of any class of the Fund.

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9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Municipal Obligations Fund (the “Fund”)

(formerly, Municipal Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

49

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658
Cusip 60934N641
Cusip 60934N633

Q450197 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.003	0.015	0.029	0.035	0.030
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.003	0.015	0.029	0.035	0.030
Less Distributions:
Distributions from net investment income	(0.001)	(0.003)	(0.015)	(0.029)	(0.035)	(0.030)
Distributions from net realized gain on investments	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.003)	(0.015)	(0.029)	(0.035)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	0.27%	1.52%	2.92%	3.57%	3.01%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.22%	0.22%[5]	0.18%[5]	0.18%	0.18%
Net investment income	0.22%[4]	0.26%	1.41%	2.94%	3.48%	2.99%
Expense waiver/reimbursement[6]	0.08%[4]	0.08%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,648,030	$3,472,460	$2,950,672	$3,192,965	$4,067,288	$3,490,983
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.22% and 0.18% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,001.10	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.3%
Municipal Notes	14.6%
Commercial Paper	1.7%
Other Assets and Liabilities — Net[2]	(2.6)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.2%
8-30 Days	4.0%
31-90 Days	0.8%
91-180 Days	5.4%
181 Days or more	7.2%
Other Assets and Liabilities — Net[2]	(2.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 102.6%;1,2
	Alabama – 3.5%
$2,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	2,325,000
7,840,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	7,840,000
43,000,000	Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.910%, 2/2/2011	43,000,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/3/2011	10,000,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.320%, 2/1/2011	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.370%, 2/3/2011	15,000,000
3,100,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.400%, 2/2/2011	3,100,000
3,725,000	East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	3,725,000
16,545,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.350%, 2/3/2011	16,545,000
1,850,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.370%, 2/2/2011	1,850,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	4,350,000
9,200,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.400%, 2/2/2011	9,200,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	27,000,000
	TOTAL	199,935,000
	Alaska – 1.3%
73,900,000	Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/3/2011	73,900,000
	Arizona – 0.2%
4,275,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.300%, 2/3/2011	4,275,000
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Principal Amount		Value
$1,160,000	Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.340%, 2/3/2011	1,160,000
4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	4,000,000
	TOTAL	9,435,000
	Arkansas – 0.3%
12,500,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/3/2011	12,500,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 2/3/2011	7,100,000
	TOTAL	19,600,000
	California – 8.4%
10,050,000	California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Orange County Performing Arts Center)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	10,050,000
25,225,000	California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.320%, 2/1/2011	25,225,000
1,500,000	California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	1,500,000
410,000	California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.360%, 2/2/2011	410,000
2,605,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 2/2/2011	2,605,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.300%, 2/3/2011	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.350%, 2/3/2011	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	2,940,000
480,000	California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 2/2/2011	480,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.350%, 2/3/2011	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	2,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
$2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2011	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2011	2,000,000
2,120,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.390%, 2/2/2011	2,120,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.360%, 2/2/2011	3,920,000
2,845,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.360%, 2/2/2011	2,845,000
3,635,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.320%, 2/2/2011	3,635,000
7,400,000	[3,4]	California Pooled School Districts, SPEARs (Series DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 2/3/2011	7,400,000
42,680,000	[3,4]	California State, DCL Floater Certificates (Series 2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.440%, 2/3/2011	42,680,000
11,305,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/14/2011	11,305,000
30,000,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/11/2011	30,000,000
20,000,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/18/2011	20,000,000
4,240,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.410%, 2/3/2011	4,240,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 2/2/2011	8,000,000
5,600,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.280%, 2/3/2011	5,600,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.350%, 2/3/2011	10,410,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
$37,101,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.380%, 2/3/2011	37,101,000
1,760,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.320%, 2/3/2011	1,760,000
5,200,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.320%, 2/1/2011	5,200,000
45,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	45,242,596
12,000,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/3/2011	12,000,000
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., Weekly VRDPs (956 Series 1), 0.540%, 2/3/2011	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., Weekly VRDPs (810 Series 1), 0.540%, 2/3/2011	15,000,000
35,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.380%, 2/3/2011	35,695,000
10,515,000	[3,4]	Orange County, CA Sanitation District, Floater Certificates (Series 2008-3020) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	10,515,000
3,270,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	3,270,000
20,415,000	[3,4]	San Diego, CA Housing Authority, P-FLOATs (Series PT-501) Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 2/3/2011	20,415,000
6,220,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 2/3/2011	6,220,000
8,330,000	[3,4]	San Jose, CA USD, SPEARs (Series DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	8,330,000
14,965,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.40% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/16/2011	14,965,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.38% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/28/2011	22,580,000
		TOTAL	475,873,596
		Colorado – 1.4%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.390%, 2/3/2011	1,020,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$6,890,000		Colorado Educational & Cultural Facilities Authority Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.320%, 2/1/2011	6,890,000
15,150,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.800%, 2/3/2011	15,150,000
1,885,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.340%, 2/3/2011	1,885,000
315,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 2/3/2011	315,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.340%, 2/2/2011	15,000,000
37,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.330%, 2/2/2011	37,000,000
		TOTAL	77,260,000
		Connecticut – 0.7%
6,100,000		Connecticut Development Authority, (Series 1999), 0.85% CP (New England Power Co.), Mandatory Tender 2/10/2011	6,100,000
1,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.370%, 2/3/2011	1,000,000
1,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/2/2011	1,500,000
5,000,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	5,000,000
8,000,000		Derby, CT, 1.50% BANs, 6/2/2011	8,023,694
6,000,000		Plainville, CT, 1.50% BANs, 10/27/2011	6,039,405
10,500,000		Putnam, CT, 1.50% BANs, 1/17/2012	10,561,788
		TOTAL	38,224,887
		Delaware – 0.2%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.480%, 2/3/2011	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.960%, 2/2/2011	5,000,000
		TOTAL	12,000,000
		District of Columbia – 0.9%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.320%, 2/3/2011	7,500,000
11,245,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.390%, 2/3/2011	11,245,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.910%, 2/2/2011	23,965,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	5,300,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.310%, 2/3/2011	3,770,000
		TOTAL	51,780,000
		Florida – 7.0%
10,200,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	10,200,000
3,500,000		Brevard County, FL IDRB, (Series 2005) Daily VRDNs (Pivotal Utility Holdings, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.290%, 2/1/2011	3,500,000
4,570,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	4,570,000
1,110,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	1,110,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	17,000,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 1.000%, 2/2/2011	21,500,000
1,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.910%, 2/2/2011	1,000,000
34,300,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.290%, 2/1/2011	34,300,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.37% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2011	16,160,000
3,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.320%, 2/2/2011	3,000,000
2,596,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.450%, 2/3/2011	2,596,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$5,000,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.410%, 2/3/2011	5,000,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.460%, 2/3/2011	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.390%, 2/3/2011	25,000,000
40,205,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.690%, 2/3/2011	40,205,000
94,750,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.290%, 2/1/2011	94,750,000
78,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.320%, 2/1/2011	78,785,000
9,820,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	9,820,000
		TOTAL	391,996,000
		Georgia – 6.0%
4,000,000		Athens-Clarke County, GA IDA, (Series 2003) Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	4,000,000
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.370%, 2/3/2011	230,000
18,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	18,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 2/3/2011	5,400,000
36,100,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	36,100,000
13,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	13,155,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.320%, 2/2/2011	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	9,300,000
12,905,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.890%, 2/3/2011	12,905,000
5,000,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.320%, 2/3/2011	5,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.410%, 2/3/2011	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.400%, 2/1/2011	13,870,000
530,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 1.010%, 2/2/2011	530,000
10,080,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	10,080,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	18,000,000
19,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.320%, 2/2/2011	19,350,000
3,970,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.270%, 2/2/2011	3,970,000
10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	10,000,000
2,450,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 2/3/2011	2,450,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.400%, 2/1/2011	3,800,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.320%, 2/2/2011	6,700,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.400%, 2/1/2011	19,600,000
22,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	22,000,000
7,750,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	7,750,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	25,000,000
6,000,000		Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	6,065,853
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 2/2/2011	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	5,600,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/3/2011	19,000,000
		TOTAL	340,105,853
		Illinois – 3.3%
840,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 1.000%, 2/3/2011	840,000
1,290,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.470%, 2/3/2011	1,290,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.350%, 2/3/2011	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.300%, 2/2/2011	3,000,000
1,380,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.720%, 2/3/2011	1,380,000
405,000		Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	405,000
2,810,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 2/2/2011	2,810,000
1,000,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.650%, 2/3/2011	1,000,000
6,700,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/2/2011	6,700,000
4,490,000		Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.500%, 2/3/2011	4,490,000
2,780,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.470%, 2/3/2011	2,780,000
4,155,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	4,155,000
3,695,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.500%, 2/3/2011	3,695,000
2,640,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.050%, 2/2/2011	2,640,000
6,700,000		Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.320%, 2/3/2011	6,700,000
Semi-Annual Shareholder Report
12

Principal Amount		Value
$11,325,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	11,325,000
1,110,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	1,110,000
7,260,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 2/3/2011	7,260,000
910,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.750%, 2/3/2011	910,000
7,025,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.420%, 2/3/2011	7,025,000
5,350,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.430%, 2/3/2011	5,350,000
26,640,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2011	26,640,000
15,000,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.310%, 2/2/2011	15,000,000
37,585,000	Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/1/2011	37,585,000
8,100,000	Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.290%, 2/2/2011	8,100,000
6,250,000	Illinois State Toll Highway Authority, (2008 Series A-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	6,250,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.400%, 2/2/2011	1,200,000
3,730,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	3,730,000
1,800,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	1,800,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	1,400,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	500,000
	TOTAL	186,170,000
	Indiana – 3.6%
4,345,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,345,000
20,000,000	Bartholomew Consolidated School Corp., IN, 2.15% TANs, 12/30/2011	20,207,137
Semi-Annual Shareholder Report
13

Principal Amount		Value
$4,100,000	Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/3/2011	4,100,000
540,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	540,000
2,400,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	2,400,000
7,505,000	Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	7,505,000
11,255,000	Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (Union Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	11,255,000
13,000,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	13,000,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.430%, 2/3/2011	6,095,000
24,585,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.910%, 2/3/2011	24,585,000
35,765,000	Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	35,765,000
4,980,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.440%, 2/3/2011	4,980,000
900,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.470%, 2/2/2011	900,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.460%, 2/3/2011	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 2/3/2011	4,035,000
6,500,000	Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 2/3/2011	6,500,000
14,000,000	Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	14,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.380%, 2/3/2011	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.540%, 2/3/2011	10,000,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.540%, 2/3/2011	1,000,000
8,800,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/1/2011	8,800,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.540%, 2/3/2011	10,000,000
1,695,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.750%, 2/2/2011	1,695,000
1,400,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	1,400,000
1,200,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,200,000
		TOTAL	205,307,137
		Iowa – 0.2%
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.280%, 2/3/2011	500,000
		TOTAL	11,800,000
		Kansas – 0.9%
13,906,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	13,906,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.320%, 2/3/2011	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 2/3/2011	9,550,000
4,145,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley Bank LIQ), 0.330%, 2/3/2011	4,145,000
10,000,000		Wichita, KS, 0.50% BANs, 2/9/2012	10,005,000
		TOTAL	50,321,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		Kentucky – 0.8%
$5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.390%, 2/3/2011	5,500,000
10,235,000		Kentucky Housing Corp., (2005 Series B) Weekly VRDNs (BNP Paribas SA LIQ), 0.400%, 2/2/2011	10,235,000
1,850,000		Kentucky Housing Corp., (2006 Series I) Weekly VRDNs (BNP Paribas SA LIQ), 0.400%, 2/2/2011	1,850,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.390%, 2/3/2011	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 0.790%, 2/3/2011	1,385,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.320%, 2/3/2011	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 2/3/2011	10,000,000
		TOTAL	44,710,000
		Louisiana – 0.7%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 2/2/2011	15,000,000
2,915,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	2,915,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.380%, 2/3/2011	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.370%, 2/3/2011	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.330%, 2/2/2011	4,000,000
2,225,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.250%, 2/2/2011	2,225,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.330%, 2/2/2011	7,500,000
		TOTAL	41,270,000
		Maine – 0.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/2/2011	3,100,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.320%, 2/3/2011	15,000,000
		TOTAL	18,100,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		Maryland – 1.3%
$2,820,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.380%, 2/3/2011	2,820,000
1,250,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.610%, 2/3/2011	1,250,000
450,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 2/1/2011	450,000
2,580,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.390%, 2/2/2011	2,580,000
7,500,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.390%, 2/2/2011	7,500,000
6,200,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.320%, 2/3/2011	6,200,000
4,975,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.320%, 2/3/2011	4,975,000
3,750,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 2/3/2011	3,750,000
1,250,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	1,250,000
650,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 2/4/2011	650,000
1,230,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/4/2011	1,230,000
2,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.300%, 2/3/2011	2,000,000
1,435,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 2/3/2011	1,435,000
12,175,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Stella Maris, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 2/2/2011	12,175,000
4,765,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.910%, 2/2/2011	4,765,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
$715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.910%, 2/2/2011	715,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.560%, 2/3/2011	13,185,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.340%, 2/4/2011	3,500,000
1,650,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,650,000
		TOTAL	72,080,000
		Massachusetts – 1.1%
7,100,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.270%, 2/3/2011	7,100,000
4,000,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,009,699
12,000,000		Framingham, MA, 1.50% BANs, 6/17/2011	12,046,320
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.80% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 2/14/2011	5,000,000
8,065,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.280%, 2/3/2011	8,065,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.620%, 2/2/2011	4,500,000
14,700,000		Massachusetts State Health & Educational Facility, (Series 2007A) Weekly VRDNs (New England Aquarium Corp.)/(Banco Santander, S.A. LOC), 0.640%, 2/2/2011	14,700,000
8,210,392		Quincy, MA, 1.25% BANs, 7/29/2011	8,236,249
		TOTAL	63,657,268
		Michigan – 4.0%
9,005,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	9,005,000
4,000,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	4,000,000
27,750,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 2/2/2011	27,750,000
3,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	3,019,468
1,895,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	1,895,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
$5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 2/3/2011	5,500,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.560%, 2/2/2011	6,000,000
10,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.560%, 2/2/2011	10,000,000
1,500,000		Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.600%, 2/2/2011	1,500,000
11,805,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.420%, 2/3/2011	11,805,000
5,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.440%, 2/3/2011	5,240,000
3,435,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	3,435,000
80,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	80,827,287
1,000,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	1,000,000
4,195,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc. )/(Bank of America N.A. LOC), 0.520%, 2/3/2011	4,195,000
48,530,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.750%, 2/3/2011	48,530,000
		TOTAL	223,701,755
		Minnesota – 1.9%
725,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	725,000
1,800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,800,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.330%, 2/4/2011	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.350%, 2/4/2011	6,000,000
950,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	950,000
1,870,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.310%, 2/3/2011	1,870,000
3,325,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,325,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
$3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	3,020,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.310%, 2/3/2011	4,965,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.350%, 2/4/2011	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.350%, 2/4/2011	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	5,000,000
4,125,000		St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2011	4,125,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.350%, 2/4/2011	21,950,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	545,000
4,790,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	4,790,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	3,415,000
		TOTAL	109,790,000
		Mississippi – 1.1%
10,360,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	10,360,000
10,000,000		Mississippi Business Finance Corp., (Second Series 2010) Weekly VRDNs (Mississippi Power Co.), 0.390%, 2/2/2011	10,000,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	9,770,000
7,100,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.370%, 2/3/2011	7,100,000
8,500,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	8,500,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	9,670,000
4,980,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	4,980,000
		TOTAL	60,380,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
		Missouri – 0.1%
$2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/3/2011	2,000,000
1,565,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A28) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	1,565,000
3,290,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 0.440%, 2/3/2011	3,290,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.520%, 2/3/2011	460,000
		TOTAL	7,315,000
		Montana – 0.1%
4,355,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.430%, 2/3/2011	4,355,000
		Multi-State – 10.0%
16,196,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	16,196,000
63,811,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	63,811,000
6,969,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	6,969,000
16,113,256	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	16,113,256
30,520,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.440%, 2/3/2011	30,520,000
10,690,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.340%, 2/3/2011	10,690,000
18,455,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 2/3/2011	18,455,000
25,125,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.340%, 2/3/2011	25,125,000
76,135,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.360%, 2/3/2011	76,135,000
82,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.460%, 2/3/2011	82,300,000
Semi-Annual Shareholder Report
21

Principal Amount			Value
$30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.540%, 2/3/2011	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.460%, 2/3/2011	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.490%, 2/3/2011	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (GTD by Deutsche Bank AG), 0.490%, 2/3/2011	25,000,000
24,000,000	[3,4]	Nuveen Premium Insured Municipal Income Fund, Inc., (1309 Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.540%, 2/3/2011	24,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.490%, 2/3/2011	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A), 0.490%, 2/3/2011	25,000,000
		TOTAL	560,614,256
		Nebraska – 0.4%
1,900,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,900,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, Floater Certificates (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.370%, 2/3/2011	10,720,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.400%, 2/2/2011	5,700,000
		TOTAL	20,320,000
		Nevada – 4.5%
75,300,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	75,300,000
67,550,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/2/2011	67,550,000
20,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.560%, 2/2/2011	20,000,000
43,105,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/2/2011	43,105,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.380%, 2/3/2011	10,000,000
15,900,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.350%, 2/3/2011	15,900,000
Semi-Annual Shareholder Report
22

Principal Amount			Value
$19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 7/28/2011	19,295,000
		TOTAL	251,150,000
		New Hampshire – 0.5%
16,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.85% CP (New England Power Co.), Mandatory Tender 2/10/2011	16,000,000
10,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/3/2011	10,000,000
1,670,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	1,670,000
485,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	485,000
		TOTAL	28,155,000
		New Jersey – 3.3%
6,000,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/1/2011	6,000,000
6,427,117		Clinton, NJ, 1.50% BANs, 8/26/2011	6,445,072
5,369,570		Denville Township, NJ, 1.00% BANs, 10/21/2011	5,386,028
5,000,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	5,030,707
9,270,000		Hackensack, NJ, 1.50% BANs, 8/19/2011	9,311,253
5,311,000		Mansfield Township, NJ, 1.50% BANs, 4/13/2011	5,317,653
3,269,150		Middle Township, NJ, 1.28% BANs, 12/16/2011	3,269,150
10,893,000		Mount Laurel Township, NJ, 1.50% BANs, 4/18/2011	10,909,876
30,000,000	[3,4]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.270%, 2/1/2011	30,000,000
45,000,000	[3,4]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (JPMorgan Chase & Co. LIQ), Optional Tender 2/1/2011	45,000,000
10,354,285		North Plainfield, NJ, 1.50% BANs, 6/14/2011	10,376,720
6,778,000		Old Bridge Township, NJ, 1.00% BANs, 10/18/2011	6,799,510
12,387,000		Robbinsville Township, NJ, 1.25% BANs, 9/20/2011	12,429,764
6,600,000		Sea Isle City, NJ, 2.00% BANs, 7/1/2011	6,621,427
20,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	20,042,363
5,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	5,020,337
		TOTAL	187,959,860
		New Mexico – 0.5%
430,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	430,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
$3,640,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	3,640,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.390%, 2/3/2011	3,200,000
1,650,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.520%, 2/2/2011	1,650,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 2/2/2011	7,500,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 2/2/2011	7,500,000
3,445,000		New Mexico Educational Assistance Foundation, (Senior Series 2009A) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 2/2/2011	3,445,000
1,490,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001-A66) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	1,490,000
		TOTAL	28,855,000
		New York – 6.1%
10,000,000		Brewster, NY CSD, 0.75% BANs, 10/27/2011	10,016,800
14,300,000		Catskill, NY CSD, 1.25% BANs, 9/23/2011	14,336,304
9,633,447		Cattaraugus-Little Valley, NY CSD, 1.50% BANs, 6/16/2011	9,642,239
7,270,000		Grand Island, NY, 1.25% BANs, 10/19/2011	7,306,038
8,000,000		Granville, NY CSD, 1.50% BANs, 2/25/2011	8,004,177
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.370%, 2/3/2011	5,590,000
7,520,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/3/2011	7,520,000
29,000,000		Nassau County, NY, 1.25% TANs, 3/31/2011	29,023,180
15,000,000		Nassau County, NY, 2.00% TANs, 10/15/2011	15,080,192
4,735,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.540%, 2/3/2011	4,735,000
35,000,000		New York City Housing Development Corp., MFH Revenue Bonds (2006 Series J-1), 0.48% TOBs 9/15/2011	35,000,000
56,735,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.280%, 2/1/2011	56,735,000
Semi-Annual Shareholder Report
24

Principal Amount			Value
$38,235,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.260%, 2/1/2011	38,235,000
27,000,000		New York State HFA, 29 Flatbush Avenue Housing Revenue Bonds (Series 2010A) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 2/2/2011	27,000,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 2/3/2011	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., Weekly VRDPs (GTD by Citibank NA, New York), 0.540%, 2/3/2011	31,000,000
5,900,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	5,914,360
13,355,551		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	13,392,577
4,080,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 2/2/2011	4,080,000
		TOTAL	343,610,867
		North Carolina – 0.5%
12,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.460%, 2/2/2011	12,300,000
1,500,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 2/2/2011	1,500,000
3,915,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,915,000
1,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	1,500,000
3,100,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.270%, 2/2/2011	3,100,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.270%, 2/3/2011	5,000,000
		TOTAL	27,315,000
		North Dakota – 0.4%
515,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.380%, 2/3/2011	515,000
9,420,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.310%, 2/2/2011	9,420,000
Semi-Annual Shareholder Report
25

Principal Amount		Value
$12,240,000	Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.440%, 2/3/2011	12,240,000
	TOTAL	22,175,000
	Ohio – 4.2%
10,000,000	Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	10,060,273
15,000	Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.770%, 2/3/2011	15,000
21,385,000	Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	21,385,000
4,365,000	Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	4,365,000
37,095,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.600%, 2/1/2011	37,095,000
18,800,000	Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.600%, 2/1/2011	18,800,000
36,415,000	Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.800%, 2/3/2011	36,415,000
15,050,000	Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	15,050,000
40,035,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	40,035,000
7,100,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/1/2011	7,100,000
8,830,000	Montgomery County, OH, (Series 2008B), 0.32% CP (Miami Valley Hospital), Mandatory Tender 2/22/2011	8,830,000
12,000,000	Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.290%, 2/2/2011	12,000,000
4,700,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.670%, 2/3/2011	4,700,000
19,655,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	19,655,000
	TOTAL	235,505,273
	Oklahoma – 0.4%
5,200,000	Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.390%, 2/2/2011	5,200,000
6,000,000	Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	6,000,000
Semi-Annual Shareholder Report
26

Principal Amount			Value
$9,829,561	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	9,829,561
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.300%, 2/2/2011	2,500,000
1,555,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	1,555,000
		TOTAL	25,084,561
		Oregon – 0.4%
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	500,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	10,000,000
2,000,000		Port Portland, OR Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.360%, 2/3/2011	2,000,000
		TOTAL	22,500,000
		Pennsylvania – 0.9%
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.320%, 2/3/2011	6,200,000
17,205,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.320%, 2/3/2011	17,205,000
6,600,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.310%, 2/3/2011	6,600,000
19,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	19,100,135
		TOTAL	49,105,135
		Puerto Rico – 0.2%
8,700,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	8,700,000
		Rhode Island – 0.2%
2,850,000		Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 1.040%, 2/3/2011	2,850,000
7,760,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.400%, 2/1/2011	7,760,000
		TOTAL	10,610,000
Semi-Annual Shareholder Report
27

Principal Amount			Value
		South Carolina – 2.5%
$24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.400%, 2/2/2011	24,000,000
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.450%, 2/2/2011	10,000,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.400%, 2/2/2011	5,600,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.450%, 2/2/2011	25,000,000
33,500,000		Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	33,500,000
5,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.430%, 2/2/2011	5,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	6,225,000
8,280,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.910%, 2/2/2011	8,280,000
12,400,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	12,400,000
6,500,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.310%, 2/2/2011	6,500,000
		TOTAL	139,505,000
		South Dakota – 0.1%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.330%, 2/3/2011	4,000,000
		Tennessee – 0.5%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.420%, 2/2/2011	5,000,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.340%, 2/3/2011	10,000,000
480,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	480,000
4,505,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/3/2011	4,505,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/2/2011	8,500,000
Semi-Annual Shareholder Report
28

Principal Amount			Value
$845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 1.160%, 2/2/2011	845,000
		TOTAL	29,330,000
		Texas – 7.4%
9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.400%, 2/2/2011	9,950,000
17,530,000		Brazos River Authority, TX, (Series 2002A) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.290%, 2/1/2011	17,530,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.390%, 2/3/2011	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.390%, 2/3/2011	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000 ) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 2/2/2011	4,045,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	2,950,000
5,100,000		Harris County, TX Education Facilities Finance Corp., (Series 2008A) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/1/2011	5,100,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LIQs), 0.340%, 2/3/2011	50,000,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	6,900,000
1,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.670%, 2/2/2011	1,000,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.320%, 2/3/2011	13,000,000
305,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 2/2/2011	305,000
9,825,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.390%, 2/3/2011	9,825,000
Semi-Annual Shareholder Report
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Principal Amount			Value
$135,000,000		Texas State, 2.00% TRANs, 8/31/2011	136,281,214
7,205,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	7,205,000
63,500,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.270%, 2/1/2011	63,500,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.320%, 2/3/2011	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (Series SGA 146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 2/2/2011	10,000,000
		TOTAL	417,666,214
		Utah – 0.0%
1,375,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.440%, 2/3/2011	1,375,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.390%, 2/3/2011	1,100,000
		TOTAL	2,475,000
		Vermont – 0.5%
13,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.490%, 2/2/2011	13,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.490%, 2/2/2011	14,500,000
		TOTAL	28,300,000
		Virginia – 0.6%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.800%, 2/3/2011	1,000,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	3,000,000
20,695,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.320%, 2/1/2011	20,695,000
4,700,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/3/2011	4,700,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/3/2011	3,000,000
		TOTAL	32,395,000
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Principal Amount			Value
		Washington – 3.6%
$2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	2,400,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.640%, 2/3/2011	9,000,000
450,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.390%, 2/3/2011	450,000
2,585,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.410%, 2/3/2011	2,585,000
7,460,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 2/3/2011	7,460,000
113,130,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.450%, 2/1/2011	113,130,000
3,765,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 1.090%, 2/3/2011	3,765,000
3,085,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 1.100%, 2/3/2011	3,085,000
4,100,000		Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.420%, 2/2/2011	4,100,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	1,000,000
1,565,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	1,565,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/2/2011	4,720,000
5,335,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.350%, 2/2/2011	5,335,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 1.040%, 2/3/2011	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	4,500,000
2,915,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.410%, 2/3/2011	2,915,000
3,590,000		Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.330%, 2/3/2011	3,590,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.320%, 2/3/2011	5,350,000
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Principal Amount		Value
$6,500,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(FHLB of San Francisco LOC), 0.330%, 2/3/2011	6,500,000
3,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.340%, 2/3/2011	3,560,000
	TOTAL	202,385,000
	West Virginia – 0.1%
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 2/3/2011	3,760,000
	Wisconsin – 4.5%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	9,500,000
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 2/3/2011	4,000,000
15,500,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 2/3/2011	15,500,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.560%, 2/2/2011	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.470%, 2/3/2011	1,325,000
5,040,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.430%, 2/3/2011	5,040,000
1,645,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.720%, 2/3/2011	1,645,000
1,600,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/3/2011	1,600,000
24,560,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 2/2/2011	24,560,000
84,125,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.450%, 2/3/2011	84,125,000
15,705,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 2/2/2011	15,705,000
19,630,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 2/2/2011	19,630,000
67,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	67,867,559
	TOTAL	251,297,559
	Wyoming – 1.0%
24,400,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.290%, 2/1/2011	24,400,000
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Principal Amount		Value
$32,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 2/2/2011	32,700,000
	TOTAL	57,100,000
	TOTAL MUNICIPAL INVESTMENTS — 102.6% (AT AMORTIZED COST)[5]	5,778,941,221
	OTHER ASSETS AND LIABILITIES - NET — (2.6)%[6]	(144,503,619)
	TOTAL NET ASSETS — 100%	$5,634,437,602

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.8% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $1,187,590,817, which represented 21.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $1,187,590,817 represented 21.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

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The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$5,778,941,221
Cash		1,099,271
Income receivable		7,295,628
Receivable for shares sold		287,878
TOTAL ASSETS		5,787,623,998
Liabilities:
Payable for investments purchased	$134,187,628
Payable for shares redeemed	18,478,478
Income distribution payable	192,528
Payable for Directors'/Trustees' fees	8,412
Payable for shareholder services fee (Note 5)	239,737
Accrued expenses	79,613
TOTAL LIABILITIES		153,186,396
Net assets for 5,634,352,172 shares outstanding		$5,634,437,602
Net Assets Consist of:
Paid-in capital		$5,634,331,861
Accumulated net realized gain on investments		104,732
Undistributed net investment income		1,009
TOTAL NET ASSETS		$5,634,437,602
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,648,029,544 ÷ 3,646,932,275 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$941,831,556 ÷ 942,334,823 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,044,576,502 ÷ 1,045,085,074 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$11,948,973
Expenses:
Investment adviser fee (Note 5)		$5,462,854
Administrative personnel and services fee (Note 5)		2,135,956
Custodian fees		95,665
Transfer and dividend disbursing agent fees and expenses		36,270
Directors'/Trustees' fees		21,287
Auditing fees		9,938
Legal fees		6,308
Portfolio accounting fees		92,953
Shareholder services fee — Institutional Service Shares (Note 5)		930,574
Shareholder services fee — Institutional Capital Shares (Note 5)		565,555
Account administration fee — Institutional Service Shares		136,682
Account administration fee — Institutional Capital Shares		4,138
Share registration costs		112,146
Printing and postage		27,874
Insurance premiums		8,747
Miscellaneous		15,113
TOTAL EXPENSES		9,662,060
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,098,030)
Waiver of administrative personnel and services fee	(57,340)
Waiver of shareholder services fee — Institutional Service Shares	(171,256)
Reimbursement of shareholder services fee — Institutional Service Shares	(18,539)
Reimbursement of shareholder services fee — Institutional Capital Shares	(1,800)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,346,965)
Net expenses			7,315,095
Net investment income			4,633,878
Net realized gain on investments			142,875
Change in net assets resulting from operations			$4,776,753

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,633,878	$13,136,382
Net realized gain on investments	142,875	7,905
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,776,753	13,144,287
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,746,991)	(10,000,189)
Institutional Service Shares	(48,825)	(790,961)
Institutional Capital Shares	(666,756)	(2,516,032)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,462,572)	(13,307,182)
Share Transactions:
Proceeds from sale of shares	8,985,782,898	21,422,386,005
Net asset value of shares issued to shareholders in payment of distributions declared	3,013,295	9,025,535
Cost of shares redeemed	(8,754,272,547)	(21,862,091,683)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	234,523,646	(430,680,143)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	—	5,650
Change in net assets	234,837,827	(430,837,388)
Net Assets:
Beginning of period	5,399,599,775	5,830,437,163
End of period (including undistributed (distributions in excess of) net investment income of $1,009 and $(170,297), respectively)	$5,634,437,602	$5,399,599,775

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,904,016,002	$6,904,016,002	17,162,760,085	$17,162,760,085
Shares issued to shareholders in payment of distributions declared	2,363,459	2,363,459	6,030,428	6,030,428
Shares redeemed	(6,731,007,457)	(6,731,007,457)	(16,646,914,296)	(16,646,914,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	175,372,004	$175,372,004	521,876,217	$521,876,217
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,111,482,097	$1,111,482,097	2,376,995,802	$2,376,995,802
Shares issued to shareholders in payment of distributions declared	42,064	42,064	664,672	664,672
Shares redeemed	(942,191,118)	(942,191,118)	(2,947,794,073)	(2,947,794,073)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	169,333,043	$169,333,043	(570,133,599)	$(570,133,599)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	970,284,799	$970,284,799	1,882,630,118	$1,882,630,118
Shares issued to shareholders in payment of distributions declared	607,772	607,772	2,330,435	2,330,435
Shares redeemed	(1,081,073,972)	(1,081,073,972)	(2,267,383,314)	(2,267,383,314)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(110,181,401)	$(110,181,401)	(382,422,761)	$(382,422,761)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	234,523,646	$234,523,646	(430,680,143)	$(430,680,143)

4. FEDERAL TAX INFORMATION

At July 31, 2010, the Fund had a capital loss carryforward of $38,143 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

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Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $2,098,030 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $57,340 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $20,339 of Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $171,256 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,862,725,000 and $2,742,920,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

During the year ended July 31, 2010, the Fund received $5,650 in settlement of administrative proceedings against other unaffiliated third parties. The settlement was recorded as an increase to paid-in capital. This regulatory settlement did not have an impact on the total return of any class of the Fund.

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9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Municipal Obligations Fund (the “Fund”)

(formerly, Municipal Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

46

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

34427 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.016	0.040	0.052	0.043
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.016	0.040	0.052	0.043
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.016)	(0.040)	(0.052)	(0.043)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.016)	(0.040)	(0.052)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	0.19%	1.58%	4.09%	5.33%	4.36%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.21%	0.22%	0.18%	0.18%	0.18%
Net investment income	0.21%[4]	0.20%	1.37%	3.85%	5.20%	4.21%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.10%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,062,542	$17,271,503	$14,086,196	$10,476,830	$5,428,996	$4,363,938
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.013	0.038	0.050	0.040
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.013	0.038	0.050	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.013)	(0.038)	(0.050)	(0.040)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.013)	(0.038)	(0.050)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.02%	1.33%	3.83%	5.07%	4.10%
Ratios to Average Net Assets:
Net expenses	0.41%[4]	0.39%	0.47%	0.43%	0.43%	0.43%
Net investment income	0.01%[4]	0.02%	1.22%	3.70%	4.95%	3.98%
Expense waiver/reimbursement[5]	0.12%[4]	0.15%	0.10%	0.11%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$987,253	$1,176,540	$2,172,963	$2,120,381	$1,913,630	$1,932,607
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.015	0.039	0.051	0.042
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.015	0.039	0.051	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.015)	(0.039)	(0.051)	(0.042)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.015)	(0.039)	(0.051)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	0.10%	1.48%	3.99%	5.23%	4.28%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.31%	0.32%	0.28%	0.28%	0.26%
Net investment income	0.12%[4]	0.10%	1.40%	3.83%	5.10%	4.21%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.10%	0.11%	0.11%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,298,513	$1,142,742	$1,523,322	$1,495,405	$982,594	$987,698
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.10	$1.01
Institutional Service Shares	$1,000	$1,000.10	$2.07
Institutional Capital Shares	$1,000	$1,000.60	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,023.14	$2.09
Institutional Capital Shares	$1,000	$1,023.69	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.41%
Institutional Capital Shares	0.30%
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	36.4%
Commercial Paper and Notes	36.3%
Variable Rate Instruments	14.3%
U.S. Treasury Securities	0.4%
Repurchase Agreements	13.3%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.9%[4]
8-30 Days	24.4%
31-90 Days	24.5%
91-180 Days	9.6%
181 Days or more	6.3%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.9% of the Fund's portfolio.
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6

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.9%
		Finance - Automotive – 0.7%
$29,742,714		Ally Auto Receivables Trust 2010-4, Class A1, 0.336%, 11/15/2011	29,742,714
153,880		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	153,880
25,870,983		AmeriCredit Automobile Receivables Trust 2010-4, Class A1, 0.325%, 12/8/2011	25,870,983
15,692,809		CarMax Auto Owner Trust 2010-3, Class A1, 0.313%, 11/15/2011	15,692,809
15,656,320	[1,2]	Ford Credit Auto Lease Trust 2010-B, Class A1, 0.383%, 11/15/2011	15,656,320
80,000,000	[1,2]	Santander Consumer Acquired Receivables Trust 2011-WO, Class A1, 0.356%, 1/17/2012	80,000,000
		TOTAL	167,116,706
		Finance - Equipment – 0.1%
10,753,187		CNH Equipment Trust 2010-B, Class A1, 0.575%, 9/2/2011	10,753,187
		Finance - Retail – 1.1%
256,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.461%, 2/17/2011	256,000,000
		TOTAL ASSET-BACKED SECURITIES	433,869,893
		Certificates of Deposit – 36.4%
		Finance - Banking – 36.4%
1,019,000,000		BNP Paribas SA, 0.380% - 0.510%, 2/14/2011 - 8/9/2011	1,019,000,000
50,000,000	[3]	Bank of Montreal, 0.350%, 2/28/2011	50,000,113
100,000,000	[3]	Bank of Montreal, 0.351%, 2/10/2011	100,000,000
172,500,000	[3]	Bank of Montreal, 0.410%, 2/26/2011	172,500,000
279,000,000		Bank of Nova Scotia, Toronto, 0.290%, 3/3/2011 - 3/4/2011	279,000,000
1,170,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.310%, 2/1/2011 - 3/28/2011	1,170,000,000
310,000,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	310,000,000
50,000,000	[3]	Barclays Bank PLC, 0.591%, 2/4/2011	50,000,000
150,000,000	[3]	Barclays Bank PLC, 0.680%, 2/28/2011	150,000,000
80,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	80,000,000
801,000,000		Caisse des Depots et Consignations (CDC), 0.300% - 0.670%, 2/7/2011 - 1/10/2012	801,018,927
914,100,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.560%, 2/11/2011 - 7/18/2011	914,100,000
100,000,000		Credit Suisse, Zurich, 0.330%, 5/26/2011	100,000,000
130,000,000		Deutsche Bank AG, 0.330% - 0.450%, 5/10/2011 - 10/7/2011	130,000,000
55,000,000		Deutsche Bank AG, 0.510%, 10/7/2011	55,000,000
100,000,000	[3]	Deutsche Bank AG, 0.592%, 5/23/2011	100,000,000
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7

Principal Amount			Value
$1,184,500,000		Mizuho Corporate Bank Ltd., 0.290% - 0.310%, 2/24/2011 - 5/3/2011	1,184,500,000
200,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.321%, 2/10/2011	200,000,000
50,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.351%, 2/14/2011	50,000,000
75,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.341%, 2/7/2011	75,000,000
375,000,000		Rabobank Nederland NV, Utrecht, 0.390% - 0.500%, 6/2/2011 - 9/14/2011	375,000,000
279,000,000		Societe Generale, Paris, 0.400% - 0.420%, 2/10/2011 - 4/8/2011	279,000,000
300,000,000	[3]	Societe Generale, Paris, 0.406%, 2/3/2011	300,000,000
150,000,000		State Street Bank and Trust Co., 0.350%, 3/10/2011	150,000,000
200,000,000		Svenska Handelsbanken, Stockholm, 0.320%, 4/4/2011	200,001,720
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.351%, 2/11/2011	100,000,000
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.351%, 2/9/2011	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,494,120,760
		Collateralized Loan Agreements – 15.8%
		Brokerage – 0.5%
110,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.842%, 5/23/2011	110,000,000
		Finance - Banking – 15.3%
235,000,000		Barclays Capital, Inc., 0.456% - 0.842%, 2/14/2011 - 5/13/2011	235,000,000
660,300,000		Citigroup Global Markets, Inc., 0.608% - 0.842%, 2/1/2011 - 2/25/2011	660,300,000
470,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011 - 4/26/2011	470,000,000
712,700,000		Deutsche Bank Securities, Inc., 0.406% - 0.659%, 2/1/2011 - 4/12/2011	712,700,000
410,000,000		JPMorgan Securities, Inc., 0.416% - 0.558%, 2/1/2011 - 4/25/2011	410,000,000
600,000,000	[3]	RBS Securities, Inc., 0.650%, 2/1/2011	600,000,000
495,000,000		Wells Fargo Securities, LLC, 0.406% - 0.507%, 2/1/2011 - 4/7/2011	495,000,000
		TOTAL	3,583,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,693,000,000
		Commercial Paper – 17.1%;4
		Aerospace/Auto – 0.6%
143,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371% - 0.401%, 4/19/2011 - 6/1/2011	142,845,672
		Finance - Automotive – 0.4%
85,500,000		FCAR Owner Trust, (A1+/P1 Series), 0.451%, 7/1/2011 - 7/5/2011	85,337,412
		Finance - Banking – 15.8%
48,000,000		BNP Paribas Finance, Inc., 0.431%, 3/10/2011	47,978,787
55,000,000		Bank of America Corp., 0.300%, 4/27/2011	54,961,042
350,000,000		Citigroup Funding, Inc., 0.280%, 3/14/2011 - 4/4/2011	349,879,444
50,000,000	[1,2]	Clipper Receivables Company LLC, 0.401%, 3/7/2011	49,981,111
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8

Principal Amount			Value
$200,000,000		Credit Agricole North America, Inc., 0.431% - 0.501%, 5/2/2011 - 6/6/2011	199,718,889
685,000,000	[1,2]	Danske Corp., Inc., 0.280% - 0.290%, 2/14/2011 - 2/25/2011	684,906,878
574,000,000	[1,2]	Grampian Funding LLC, 0.270% - 0.280%, 2/3/2011 - 3/2/2011	573,943,980
1,130,000,000		ING (U.S.) Funding LLC, 0.305% - 0.330%, 2/2/2011 - 5/24/2011	1,129,572,505
548,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401% - 0.501%, 4/14/2011 - 6/3/2011	547,439,178
56,000,000	[1,2]	Surrey Funding Corporation, 0.300%, 3/1/2011	55,986,933
		TOTAL	3,694,368,747
		Finance - Retail – 0.3%
25,000,000	[1,2]	Chariot Funding LLC, 0.230%, 2/10/2011	24,998,562
40,000,000	[1,2]	Salisbury Receivables Company LLC, 0.280%, 2/3/2011	39,999,378
		TOTAL	64,997,940
		TOTAL COMMERCIAL PAPER	3,987,549,771
		Corporate Bonds – 0.6%
		Finance - Banking – 0.6%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.300%, 2/22/2011	150,000,000
		Finance - Commercial – 0.0%
325,000	[3]	General Electric Capital Corp., 0.737%, 2/1/2011	325,000
		TOTAL CORPORATE BONDS	150,325,000
		Corporate Note – 0.9%
		Sovereign – 0.9%
200,000,000		International Bank for Reconstruction & Development (World Bank), 0.200%, 3/23/2011	199,944,445
		Notes - Variable – 14.3%;3
		Finance - Banking – 14.0%
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	2,000,000
5,155,000		Albuquerque, NM, KTECH Corp. Project (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	5,155,000
6,585,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.600%, 2/3/2011	6,585,000
57,600,000		Apache County, AZ IDA, (Series 1983B), (Bank of New York Mellon LOC), 0.290%, 2/2/2011	57,600,000
1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.270%, 2/2/2011	1,000,000
210,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.341%, 2/22/2011	210,000,000
225,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.351%, 2/7/2011	225,000,000
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Principal Amount			Value
$150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.351%, 2/9/2011	150,000,000
430,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.650%, 2/3/2011	430,000
45,090,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	45,090,000
795,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/4/2011	795,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H), (Bank of America N.A. LOC), 0.280%, 2/2/2011	36,460,000
55,550,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.280%, 2/3/2011	55,550,000
3,325,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.290%, 2/1/2011	3,325,000
9,750,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.340%, 2/3/2011	9,750,000
5,717,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	5,717,000
2,079,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	2,079,000
1,135,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.380%, 2/3/2011	1,135,000
804,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	804,000
930,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/3/2011	930,000
6,430,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	6,430,000
1,063,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	1,063,000
7,400,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	7,400,000
11,850,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/3/2011	11,850,000
83,000,000		Commonwealth Bank of Australia, 0.341%, 2/7/2011	82,994,085
130,000,000		Commonwealth Bank of Australia, 0.351%, 2/7/2011	130,000,000
78,465,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	78,465,000
360,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.630%, 2/2/2011	360,000
8,725,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.340%, 2/3/2011	8,725,000
4,850,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.300%, 2/3/2011	4,850,000
8,765,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	8,765,000
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10

Principal Amount			Value
$21,640,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	21,640,000
14,150,000		Highlands County, FL Health Facilities Authority, (Series 2005F), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	14,150,000
22,000,000		Houston, TX Combined Utility System, (Series 2004B-6), (Bank of Nova Scotia, Toronto LOC), 0.230%, 2/3/2011	22,000,000
83,700,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1), (Bank of America N.A. LOC), 0.320%, 2/3/2011	83,700,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B), 0.300%, 2/2/2011	57,525,000
250,000,000		JPMorgan Chase Bank, N.A., 0.260%, 2/28/2011	250,000,000
320,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	320,000
75,000,000		Lloyds TSB Bank PLC, London, 1.261%, 2/7/2011	75,000,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.290%, 2/3/2011	24,330,000
20,000,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.260%, 2/3/2011	20,000,000
33,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010), (Bank of America N.A. LOC), 0.320%, 2/3/2011	33,250,000
5,000,000		Massachusetts Development Finance Agency, (Series U-3), (BNP Paribas SA LOC), 0.230%, 2/3/2011	5,000,000
25,000,000		Massachusetts HEFA, (Series C 2008), (Bank of America N.A. LOC), 0.260%, 2/3/2011	25,000,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.320%, 2/3/2011	10,330,000
131,215,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.300%, 2/3/2011	131,215,000
21,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.300%, 2/3/2011	21,000,000
14,860,000		Missouri State HEFA, (Series 2005C-2), (Bank of America N.A. LOC), 0.270%, 2/2/2011	14,860,000
2,505,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.450%, 2/3/2011	2,505,000
52,730,000		New Jersey EDA, (2008 Series X), (Bank of America N.A. LOC), 0.300%, 2/2/2011	52,730,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.390%, 2/2/2011	2,565,000
29,120,000		New York City, NY, (Series 2006E-2), (Bank of America N.A. LOC), 0.280%, 2/1/2011	29,120,000
26,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	26,670,000
26,945,000		Port of Portland, OR Airport, (Series 2009A-2: Passenger Facility Charge Bonds), (Bank of America N.A. LOC), 0.310%, 2/3/2011	26,945,000
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Principal Amount			Value
$21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 2.053%, 4/7/2011	200,000,000
2,960,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.550%, 2/3/2011	2,960,000
30,350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.270%, 2/2/2011	30,350,000
12,250,000		Rochester, MN Health Care Facility Authority, (Series B), 0.270%, 2/2/2011	12,250,000
10,580,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.280%, 2/4/2011	10,580,000
9,200,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	9,200,000
100,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	100,000
9,300,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2011	9,300,000
2,005,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2011	2,005,000
14,790,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	14,790,000
75,000,000	[1,2]	Texas State, PUTTERs (Series 3812), 0.270%, 2/1/2011	75,000,000
72,000,000		Toronto Dominion Bank, 0.261%, 2/4/2011	72,000,000
1,845,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.390%, 2/4/2011	1,845,000
510,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.510%, 2/3/2011	510,000
315,800,000		Westpac Banking Corp. Ltd., Sydney, 0.311%, 2/4/2011	315,790,339
20,000,000		Westpac Banking Corp. Ltd., Sydney, 0.324%, 4/28/2011	20,000,262
300,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.341%, 2/14/2011	300,500,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 0.443%, 4/19/2011	25,005,889
2,400,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.600%, 2/3/2011	2,400,000
21,000,000		Wilson County, TN Sports Authority, (Series 1999), (PNC Bank, N.A. LOC), 0.290%, 2/3/2011	21,000,000
15,420,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	15,420,000
		TOTAL	3,272,388,575
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Principal Amount			Value
		Finance - Commercial – 0.3%
$50,000,000	[1,2]	Fairway Finance Co. LLC, 0.291%, 2/16/2011	50,000,000
12,700,000		General Electric Capital Corp., 0.737%, 2/1/2011	12,700,000
7,240,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.350%, 2/3/2011	7,240,000
		TOTAL	69,940,000
		TOTAL NOTES — VARIABLE	3,342,328,575
		U.S. Treasury Note – 0.4%
		U.S. Treasury Note – 0.4%
95,000,000		United States Treasury, 0.750%, 11/30/2011	95,349,801
		Repurchase Agreements – 13.3%
360,000,000		Interest in $1,488,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,488,009,093 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2041 and market value of those underlying securities was $1,526,039,896.	360,000,000
99,135,000		Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and market value of those underlying securities was $5,528,435,321.	99,135,000
1,000,000,000		Interest in $9,725,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,725,056,729 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and market value of those underlying securities was $9,919,557,878.	1,000,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.24%, dated 1/31/2011 under which Citibank N.A. will repurchase securities provided as collateral for $500,003,333 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2048 and market value of those underlying securities was $510,003,400.	250,000,000
1,000,000,000		Interest in $2,400,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,400,014,667 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and market value of those underlying securities was $2,448,001,043.	1,000,000,000
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Principal Amount		Value
$400,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,012,222 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2044 and market value of those underlying securities was $2,048,485,752.	400,000,000
	TOTAL REPURCHASE AGREEMENTS	3,109,135,000
	TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[5]	23,505,623,245
	OTHER ASSETS AND LIABILITIES - NET — (0.7)%[6]	(157,315,863)
	TOTAL NET ASSETS — 100%	$23,348,307,382
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $3,009,543,162, which represented 12.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $3,009,543,162, which represented 12.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

Semi-Annual Shareholder Report

14

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$3,109,135,000
Investments in securities	20,396,488,245
Total investments in securities, at amortized cost and value		$23,505,623,245
Cash		7,145
Income receivable		9,719,982
Receivable for shares sold		5,023,050
TOTAL ASSETS		23,520,373,422
Liabilities:
Payable for investments purchased	149,968,500
Payable for shares redeemed	20,627,401
Income distribution payable	1,129,817
Payable for Directors'/Trustees' fees	4,134
Payable for shareholder services fee (Note 4)	225,432
Accrued expenses	110,756
TOTAL LIABILITIES		172,066,040
Net assets for 23,348,323,382 shares outstanding		$23,348,307,382
Net Assets Consist of:
Paid-in capital		$23,348,303,625
Undistributed net investment income		3,757
TOTAL NET ASSETS		$23,348,307,382
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$21,062,541,533 ÷ 21,062,240,424 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$987,252,854 ÷ 987,716,438 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,298,512,995 ÷ 1,298,366,520 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$45,332,219
Expenses:
Investment adviser fee (Note 4)		$21,591,018
Administrative personnel and services fee (Note 4)		8,441,865
Custodian fees		384,231
Transfer and dividend disbursing agent fees and expenses		46,209
Directors'/Trustees' fees		53,108
Auditing fees		10,107
Legal fees		4,810
Portfolio accounting fees		94,757
Shareholder services fee — Institutional Service Shares (Note 4)		1,085,291
Shareholder services fee — Institutional Capital Shares (Note 4)		518,948
Account administration fee — Institutional Service Shares		286,948
Account administration fee — Institutional Capital Shares		132,452
Share registration costs		76,321
Printing and postage		20,940
Insurance premiums		19,828
Miscellaneous		41,119
TOTAL EXPENSES		32,807,952
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(8,437,832)
Waiver of administrative personnel and services fee	(226,483)
Waiver of shareholder services fee — Institutional Service Shares	(172,643)
Reimbursement of shareholder services fee — Institutional Service Shares	(61,829)
Reimbursement of shareholder services fee — Institutional Capital Shares	(6,070)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,904,857)
Net expenses			23,903,095
Net investment income			21,429,124
Net realized gain on investments			708
Change in net assets resulting from operations			$21,429,832

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,429,124	$29,592,262
Net realized gain on investments	708	8,972
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,429,832	29,601,234
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(20,677,539)	(27,890,783)
Institutional Service Shares	(60,750)	(289,936)
Institutional Capital Shares	(760,109)	(1,369,307)
Distributions from net realized gain on investments
Institutional Shares	(3,691)	(3,725)
Institutional Service Shares	(214)	(398)
Institutional Capital Shares	(254)	(424)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,502,557)	(29,554,573)
Share Transactions:
Proceeds from sale of shares	52,158,077,770	79,206,910,983
Net asset value of shares issued to shareholders in payment of distributions declared	13,258,840	17,104,632
Cost of shares redeemed	(48,413,741,633)	(77,415,757,306)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,757,594,977	1,808,258,309
Change in net assets	3,757,522,252	1,808,304,970
Net Assets:
Beginning of period	19,590,785,130	17,782,480,160
End of period (including undistributed net investment income of $3,757 and $73,031, respectively)	$23,348,307,382	$19,590,785,130

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	47,772,459,612	$47,772,459,612	70,921,346,317	$70,921,346,317
Shares issued to shareholders in payment of distributions declared	12,802,598	12,802,598	16,059,673	16,059,673
Shares redeemed	(43,994,158,538)	(43,994,158,538)	(67,752,105,067)	(67,752,105,067)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,791,103,672	$3,791,103,672	3,185,300,923	$3,185,300,923
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,280,798,101	$2,280,798,101	4,670,994,363	$4,670,994,363
Shares issued to shareholders in payment of distributions declared	33,924	33,924	168,628	168,628
Shares redeemed	(2,470,111,830)	(2,470,111,830)	(5,667,599,266)	(5,667,599,266)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(189,279,805)	$(189,279,805)	(996,436,275)	$(996,436,275)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,104,820,057	$2,104,820,057	3,614,570,303	$3,614,570,303
Shares issued to shareholders in payment of distributions declared	422,318	422,318	876,331	876,331
Shares redeemed	(1,949,471,265)	(1,949,471,265)	(3,996,052,973)	(3,996,052,973)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	155,771,110	$155,771,110	(380,606,339)	$(380,606,339)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,757,594,977	$3,757,594,977	1,808,258,309	$1,808,258,309

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $8,437,832 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $226,483 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $67,899 of Semi-Annual Shareholder Report

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Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $172,643 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $315,375,000 and $62,050,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

8. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Prime Cash Obligations Fund (the “Fund”)

(formerly, Prime Cash Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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31

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N625
Cusip 60934N617
Cusip 60934N591

Q450198 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.017	0.040	0.052	0.043
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.017	0.040	0.052	0.043
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.017)	(0.040)	(0.052)	(0.043)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.017)	(0.040)	(0.052)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.12%	0.24%	1.74%	4.05%	5.36%	4.38%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.20%	0.20%	0.17%	0.17%	0.16%
Net investment income	0.23%[4]	0.25%	1.76%	4.08%	5.22%	4.26%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.15%	0.15%	0.15%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$896,690	$1,249,578	$1,117,636	$1,231,446	$1,681,581	$1,986,138
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.015	0.037	0.050	0.040
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.015	0.037	0.050	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.015)	(0.037)	(0.050)	(0.040)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.015)	(0.037)	(0.050)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.04%	1.49%	3.79%	5.09%	4.13%
Ratios to Average Net Assets:
Net expenses	0.43%[4]	0.40%	0.45%	0.42%	0.42%	0.41%
Net investment income	0.01%[4]	0.04%	1.38%	3.70%	4.99%	4.07%
Expense waiver/reimbursement[5]	0.12%[4]	0.15%	0.15%	0.15%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$701,276	$832,807	$1,350,587	$1,218,247	$1,571,872	$1,027,151
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.016	0.039	0.051	0.042
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.016	0.039	0.051	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)	(0.042)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.07%	0.15%	1.64%	3.95%	5.25%	4.28%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.29%	0.30%	0.27%	0.27%	0.26%
Net investment income	0.14%[4]	0.16%	1.56%	3.97%	5.14%	4.18%
Expense waiver/reimbursement[5]	0.10%[4]	0.11%	0.15%	0.15%	0.15%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$538,740	$614,863	$893,126	$832,279	$1,180,189	$734,060
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.20	$1.01
Institutional Service Shares	$1,000	$1,000.10	$2.17
Institutional Capital Shares	$1,000	$1,000.70	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,023.04	$2.19
Institutional Capital Shares	$1,000	$1,023.69	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.43%
Institutional Capital Shares	0.30%
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5

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	42.6%
Bank Instruments	28.2%
Variable Rate Instruments	24.8%
U.S. Treasury	0.9%
Repurchase Agreement	3.3%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	36.0%[4]
8-30 Days	19.7%
31-90 Days	28.2%
91-180 Days	11.0%
181 Days or more	4.9%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 7.7% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.8%
		Finance - Automotive – 2.0%
$1,740,330	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	1,740,330
1,361,948	[1,2]	SMART (Series 2010-1) US Trust, Class A1, 0.764%, 7/14/2011	1,361,948
18,821,507		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	18,821,507
21,655,438	[1,2]	Santander Drive Auto Receivables Trust 2010-B, Class A1, 0.374%, 12/15/2011	21,655,438
		TOTAL	43,579,223
		Finance - Equipment – 0.3%
3,801,354	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	3,801,354
2,851,821	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	2,851,821
		TOTAL	6,653,175
		Finance - Retail – 1.5%
31,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.461%, 2/17/2011	31,000,000
		TOTAL ASSET-BACKED SECURITIES	81,232,398
		Certificates of Deposit – 28.2%
		Finance - Banking – 28.2%
115,000,000		BNP Paribas SA, 0.420% - 0.510%, 2/28/2011 - 6/28/2011	115,000,000
25,000,000	[3]	Bank of Montreal, 0.350%, 2/28/2011	25,000,000
110,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300% - 0.310%, 3/3/2011 - 3/10/2011	110,000,000
25,000,000	[3]	Barclays Bank PLC, 0.560%, 2/25/2011	25,000,000
30,000,000		Barclays Bank PLC, 0.570%, 8/8/2011	30,000,000
39,000,000		Caisse des Depots et Consignations (CDC), 0.460% - 0.670%, 6/3/2011 - 1/10/2012	39,000,946
106,000,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.490%, 2/22/2011 - 5/18/2011	106,000,000
15,000,000		KBC Bank N.V., 0.400%, 2/7/2011	15,000,000
31,000,000		Mizuho Corporate Bank Ltd., 0.310%, 4/26/2011	31,000,000
27,000,000	[3]	Natixis, 0.321%, 2/17/2011	27,000,000
10,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.341%, 2/7/2011	10,000,000
20,000,000		Rabobank Nederland NV, Utrecht, 0.380%, 6/7/2011	20,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 0.280%, 2/7/2011	25,000,000
24,000,000		Toronto Dominion Bank, 0.280%, 3/23/2011	24,000,000
		TOTAL CERTIFICATES OF DEPOSIT	602,000,946
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Principal Amount			Value
		Collateralized Loan Agreements – 13.5%
		Finance - Banking – 13.5%
$42,000,000		Citigroup Global Markets, Inc., 0.710%, 2/1/2011	42,000,000
45,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011	45,000,000
40,000,000		Deutsche Bank Securities, Inc., 0.406%, 4/5/2011	40,000,000
50,000,000		JPMorgan Securities, Inc., 0.416%, 2/14/2011	50,000,000
52,000,000		Mizuho Securities USA, Inc., 0.355%, 2/1/2011	52,000,000
35,000,000	[3]	RBS Securities, Inc., 0.650%, 2/1/2011	35,000,000
25,000,000		Wells Fargo Securities, LLC, 0.507%, 4/7/2011	25,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	289,000,000
		Commercial Paper – 21.7%;4
		Finance - Automotive – 1.2%
25,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.451%, 4/1/2011	24,981,562
		Finance - Banking – 14.8%
20,000,000		Citigroup Funding, Inc., 0.280%, 3/14/2011	19,993,622
25,000,000	[3]	Commonwealth Bank of Australia, 0.351%, 2/7/2011	25,000,000
70,000,000	[1,2]	Danske Corp., Inc., 0.280% - 0.290%, 2/14/2011 - 2/16/2011	69,992,072
100,000,000		ING (U.S.) Funding LLC, 0.290% - 0.320%, 2/14/2011 - 5/19/2011	99,958,761
90,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401% - 0.501%, 4/14/2011 - 6/3/2011	89,883,278
11,800,000	[1,2]	Surrey Funding Corporation, 0.300%, 3/16/2011	11,795,772
		TOTAL	316,623,505
		Finance - Commercial – 5.7%
123,000,000	[1,2]	Versailles Commercial Paper LLC, 0.290% - 0.310%, 2/4/2011 - 2/9/2011	122,995,404
		TOTAL COMMERCIAL PAPER	464,600,471
		Corporate Bond – 0.1%
		Finance - Commercial – 0.1%
2,000,000		General Electric Capital Corp., 5.500%, 4/28/2011	2,024,053
		Government Agency – 1.2%
		Government Agency – 1.2%
25,000,000		Federal Home Loan Bank System, 0.410%, 12/9/2011	25,000,000
		Loan Participation – 2.3%
		Miscellaneous – 2.3%
48,000,000		Cargill, Inc., 0.320%, 4/4/2011 - 4/5/2011	48,000,000
		Notes — Variable – 24.8%;3
		Finance - Banking – 23.3%
18,000,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.270%, 2/3/2011	18,000,000
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Principal Amount			Value
$25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.351%, 2/7/2011	25,000,000
2,945,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.650%, 2/3/2011	2,945,000
795,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/4/2011	795,000
9,349,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	9,349,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.360%, 2/3/2011	4,350,000
1,975,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 0.950%, 2/3/2011	1,975,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.450%, 2/3/2011	1,500,000
50,000,000		JPMorgan Chase Bank, N.A., 0.260%, 2/28/2011	50,000,000
8,710,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	8,710,000
4,700,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	4,700,000
33,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D), 0.330%, 2/3/2011	33,000,000
3,495,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	3,495,000
20,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	20,000,000
24,525,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.330%, 2/2/2011	24,525,000
7,425,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.300%, 2/3/2011	7,425,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 2.053%, 4/7/2011	50,000,000
14,040,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.340%, 2/3/2011	14,040,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.450%, 2/3/2011	10,000,000
25,000,000		San Jose, CA Financing Authority, (Series 2008A: Civic Center Project), (Union Bank, N.A. LOC), 0.270%, 2/3/2011	25,000,000
1,675,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	1,675,000
50,000,000		Toronto Dominion Bank, 0.261%, 2/4/2011	50,000,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.350%, 2/3/2011	340,000
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.311%, 2/4/2011	44,000,000
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Principal Amount			Value
$68,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.341%, 2/14/2011	68,000,000
19,000,000		York County, PA IDA, KDO Properties L. P. Project, (Series 2010), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/3/2011	19,000,000
		TOTAL	497,824,000
		Government Agency – 1.5%
21,155,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.310%, 2/3/2011	21,155,000
10,680,000		Tack Capital Co., (FHLB of New York LOC), 0.290%, 2/3/2011	10,680,000
		TOTAL	31,835,000
		TOTAL NOTES — VARIABLE	529,659,000
		U.S. Treasury – 0.9%
20,000,000		United States Treasury Note, 0.750%, 11/30/2011	20,073,631
		Repurchase Agreement – 3.3%
70,150,000		Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321.	70,150,000
		TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	2,131,740,499
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	4,965,585
		TOTAL NET ASSETS — 100%	$2,136,706,084
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $410,194,139, which represented 19.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $410,194,139, which represented 19.2% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,131,740,499
Cash		17,788
Income receivable		858,596
Receivable for shares sold		4,464,497
TOTAL ASSETS		2,137,081,380
Liabilities:
Payable for shares redeemed	$21,142
Income distribution payable	80,790
Payable for custodian fees	10,666
Payable for transfer and dividend disbursing agent fees and expenses	10,565
Payable for Directors'/Trustees' fees	2,959
Payable for portfolio accounting fees	31,937
Payable for shareholder services fee (Note 4)	166,295
Payable for share registration costs	40,421
Accrued expenses	10,521
TOTAL LIABILITIES		375,296
Net assets for 2,136,706,059 shares outstanding		$2,136,706,084
Net Assets Consist of:
Paid-in capital		$2,136,706,059
Accumulated net realized loss on investments		(12)
Undistributed net investment income		37
TOTAL NET ASSETS		$2,136,706,084
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$896,690,407 ÷ 896,467,453 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$701,275,635 ÷ 701,376,673 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$538,740,042 ÷ 538,861,933 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$5,498,826
Expenses:
Investment adviser fee (Note 4)		$2,516,974
Administrative personnel and services fee (Note 4)		984,169
Custodian fees		50,242
Transfer and dividend disbursing agent fees and expenses		28,929
Directors'/Trustees' fees		8,900
Auditing fees		10,190
Legal fees		3,630
Portfolio accounting fees		93,351
Shareholder services fee — Institutional Service Shares (Note 4)		876,989
Shareholder services fee — Institutional Capital Shares (Note 4)		288,466
Account administration fee — Institutional Service Shares		109,528
Account administration fee — Institutional Capital Shares		770
Share registration costs		67,315
Printing and postage		20,029
Insurance premiums		5,440
Miscellaneous		2,879
TOTAL EXPENSES		5,067,801
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,186,948)
Waiver of administrative personnel and services fee	(26,460)
Waiver of shareholder services fee — Institutional Service Shares	(117,346)
Reimbursement of shareholder services fee — Institutional Capital Shares	(10,222)
TOTAL WAIVERS AND REIMBURSEMENT		(1,340,976)
Net expenses			3,726,825
Net investment income			1,772,001
Net realized loss on investments			(12)
Change in net assets resulting from operations			$1,771,989

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,772,001	$4,114,947
Net realized gain (loss) on investments	(12)	6,075
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,771,989	4,121,022
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,328,089)	(2,482,127)
Institutional Service Shares	(49,375)	(448,530)
Institutional Capital Shares	(396,594)	(1,171,099)
Distributions from net realized gain on investments
Institutional Shares	(2,739)	—
Institutional Service Shares	(1,921)	—
Institutional Capital Shares	(1,415)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,780,133)	(4,101,756)
Share Transactions:
Proceeds from sale of shares	4,580,438,237	8,294,578,802
Net asset value of shares issued to shareholders in payment of distributions declared	1,181,352	2,983,437
Cost of shares redeemed	(5,142,153,609)	(8,961,682,122)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(560,534,020)	(664,119,883)
Change in net assets	(560,542,164)	(664,100,617)
Net Assets:
Beginning of period	2,697,248,248	3,361,348,865
End of period (including undistributed net investment income of $37 and $2,094, respectively)	$2,136,706,084	$2,697,248,248

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Management Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,331,935,349	$3,331,935,349	5,726,130,357	$5,726,130,357
Shares issued to shareholders in payment of distributions declared	772,354	772,354	1,492,877	1,492,877
Shares redeemed	(3,685,592,183)	(3,685,592,183)	(5,595,692,940)	(5,595,692,940)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(352,884,480)	$(352,884,480)	131,930,294	$131,930,294
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	454,999,440	$454,999,440	1,252,369,574	$1,252,369,574
Shares issued to shareholders in payment of distributions declared	39,957	39,957	368,061	368,061
Shares redeemed	(586,567,902)	(586,567,902)	(1,770,517,049)	(1,770,517,049)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(131,528,505)	$(131,528,505)	(517,779,414)	$(517,779,414)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	793,503,448	$793,503,448	1,316,078,871	$1,316,078,871
Shares issued to shareholders in payment of distributions declared	369,041	369,041	1,122,499	1,122,499
Shares redeemed	(869,993,524)	(869,993,524)	(1,595,472,133)	(1,595,472,133)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(76,121,035)	$(76,121,035)	(278,270,763)	$(278,270,763)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(560,534,020)	$(560,534,020)	(664,119,883)	$(664,119,883)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $1,186,948 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $26,460 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $10,222 of Semi-Annual Shareholder Report

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Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, unaffiliated third-party financial intermediaries waived $117,346 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $83,540,000 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

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8. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Prime Management Obligations Fund (the “Fund”)

(formerly, Prime Management Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
27

Federated Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N112
Cusip 608919833
Cusip 608919841

Q450199 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares
Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.015	0.040	0.052	0.042
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	—	—	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.015	0.040	0.052	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.015)	(0.040)	(0.052)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.10%	0.17%	1.54%	4.03%	5.30%	4.33%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.21%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.19%[4]	0.18%	1.28%	3.90%	5.18%	4.24%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.08%	0.08%	0.09%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,873,371	$38,408,721	$39,580,019	$18,430,487	$16,469,931	$15,151,070
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.013	0.037	0.049	0.040
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	—	—	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.013	0.037	0.049	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.013)	(0.037)	(0.049)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	1.29%	3.77%	5.04%	4.07%
Ratios to Average Net Assets:
Net expenses	0.39%[4]	0.37%	0.48%	0.45%	0.45%	0.45%
Net investment income	0.01%[4]	0.01%	1.22%	3.72%	4.94%	4.02%
Expense waiver/reimbursement[5]	0.14%[4]	0.17%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,053,860	$5,040,046	$7,734,783	$6,625,756	$6,207,517	$5,827,992
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.010	0.035	0.047	0.038
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	—	—	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.010	0.035	0.047	0.038
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.010)	(0.035)	(0.047)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	1.04%	3.51%	4.78%	3.82%
Ratios to Average Net Assets:
Net expenses	0.38%[4]	0.37%	0.72%	0.70%	0.70%	0.70%
Net investment income	0.01%[4]	0.01%	0.93%	3.35%	4.69%	3.94%
Expense waiver/reimbursement[5]	0.40%[4]	0.42%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,932,932	$612,569	$801,290	$492,957	$306,383	$91,389
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.00	$1.01
Institutional Service Shares	$1,000	$1,000.10	$1.97[2]
Trust Shares	$1,000	$1,000.10	$1.92[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,023.24	$1.99[2]
Trust Shares	$1,000	$1,023.29	$1.94[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.39%
Trust Shares	0.38%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, [ctag{bx]Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
Semi-Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	37.7%
Bank Instruments	27.8%
Variable Rate Instruments	23.4%
U.S. Treasury Securities	0.8%
Repurchase Agreements	10.5%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.5%[4]
8-30 Days	25.2%
31-90 Days	24.6%
91-180 Days	10.8%
181 Days or more	4.1%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.8% of the Fund's portfolio.
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6

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 0.6%
		Finance - Automotive – 0.5%
$3,837,339		Ally Auto Receivables Trust 2010-3, Class A1, 0.403%, 8/15/2011	3,837,339
38,665,529		Ally Auto Receivables Trust 2010-4, Class A1, 0.336%, 11/15/2011	38,665,529
504,088		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	504,088
54,698,651		AmeriCredit Automobile Receivables Trust 2010-4, Class A1, 0.325%, 12/8/2011	54,698,651
22,500,000		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	22,500,000
7,566,194		CarMax Auto Owner Trust 2010-2, Class A1, 0.627%, 7/15/2011	7,566,194
16,346,676		CarMax Auto Owner Trust 2010-3, Class A1, 0.313%, 11/15/2011	16,346,676
36,531,412	[1,2]	Ford Credit Auto Lease Trust 2010-B, Class A1, 0.383%, 11/15/2011	36,531,412
23,739,143		Hyundai Auto Receivables Trust 2010-B, Class A1, 0.371%, 9/15/2011	23,739,143
30,000,000	[1,2]	Santander Consumer Acquired Receivables Trust 2011-WO, Class A1, 0.356%, 1/17/2012	30,000,000
		TOTAL	234,389,032
		Finance - Equipment – 0.1%
22,850,523		CNH Equipment Trust 2010-B, Class A1, 0.575%, 9/2/2011	22,850,523
49,084,182		CNH Equipment Trust 2010-C, Class A1, 0.427%, 12/9/2011	49,084,182
		TOTAL	71,934,705
		TOTAL ASSET-BACKED SECURITIES	306,323,737
		Bank Note – 0.5%
		Finance - Banking – 0.5%
250,000,000		Bank of America N.A., 0.300%, 4/11/2011	250,000,000
		Certificates of Deposit – 27.2%
		Finance - Banking – 27.2%
1,057,750,000		BNP Paribas SA, 0.380% - 0.550%, 2/14/2011 - 8/9/2011	1,057,750,000
435,700,000		Bank of Montreal, 0.500%, 7/21/2011 - 8/22/2011	435,804,402
150,000,000		Bank of Nova Scotia, Toronto, 0.290%, 3/4/2011	150,000,000
2,652,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.310%, 2/1/2011 - 3/28/2011	2,652,500,000
281,250,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	281,250,000
209,400,000		Barclays Bank PLC, 0.790%, 1/27/2012	209,400,000
1,700,000,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.560%, 2/11/2011 - 8/9/2011	1,700,000,000
1,694,500,000		Credit Suisse, Zurich, 0.290% - 0.330%, 3/28/2011 - 5/26/2011	1,694,500,000
600,000,000		Deutsche Bank AG, 0.330% - 0.450%, 5/10/2011 - 10/7/2011	600,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$100,000,000		Deutsche Bank AG, 0.510%, 10/7/2011	100,000,000
2,575,000,000		Mizuho Corporate Bank Ltd., 0.280% - 0.310%, 2/11/2011 - 5/3/2011	2,575,000,000
753,000,000		Rabobank Nederland NV, Utrecht, 0.380% - 0.500%, 6/2/2011 - 9/14/2011	753,000,000
707,000,000		Societe Generale, Paris, 0.400% - 0.550%, 4/7/2011 - 7/22/2011	707,000,000
229,000,000		State Street Bank and Trust Co., 0.350%, 3/10/2011	229,000,000
575,000,000		Svenska Handelsbanken, Stockholm, 0.320%, 4/4/2011	575,004,946
100,000,000		Toronto Dominion Bank, 0.280%, 3/23/2011	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	13,820,209,348
		Collateralized Loan Agreements – 14.9%
		Brokerage – 1.0%
489,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.406% - 0.842%, 2/1/2011 - 5/23/2011	489,000,000
		Finance - Banking – 13.9%
524,500,000		BNP Paribas Securities Corp., 0.477% - 0.548%, 2/1/2011 - 4/4/2011	524,500,000
1,007,000,000		Barclays Capital, Inc., 0.456% - 0.842%, 2/1/2011 - 5/13/2011	1,007,000,000
1,114,300,000		Citigroup Global Markets, Inc., 0.608% - 0.842%, 2/1/2011 - 2/25/2011	1,114,300,000
500,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011 - 4/26/2011	500,000,000
1,167,700,000		Deutsche Bank Securities, Inc., 0.406% - 0.659%, 2/1/2011 - 4/12/2011	1,167,700,000
954,500,000		JPMorgan Securities, Inc., 0.416% - 0.558%, 2/1/2011 - 4/25/2011	954,500,000
200,000,000		RBC Capital Markets, LLC, 0.274%, 2/1/2011	200,000,000
1,058,100,000	[3]	RBS Securities, Inc., 0.650%, 2/1/2011	1,058,100,000
568,000,000		Wells Fargo Securities, LLC, 0.406% - 0.507%, 2/1/2011 - 4/25/2011	568,000,000
		TOTAL	7,094,100,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,583,100,000
		Commercial Paper – 20.3%;4
		Aerospace/Auto – 1.3%
639,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.310% - 0.400%, 2/22/2011 - 6/3/2011	638,392,205
		Finance - Automotive – 1.5%
758,910,000		FCAR Owner Trust, (A1+/P1 Series), 0.450% - 0.480%, 3/7/2011 - 7/11/2011	757,743,827
		Finance - Banking – 16.0%
300,000,000		BNP Paribas Finance, Inc., 0.430%, 3/10/2011	299,867,417
112,000,000		Bank of America Corp., 0.290% - 0.300%, 2/2/2011 - 4/20/2011	111,979,198
390,000,000		Citigroup Funding, Inc., 0.240% - 0.280%, 2/4/2011 - 3/15/2011	389,882,967
65,000,000	[1,2]	Clipper Receivables Company LLC, 0.400%, 3/7/2011	64,975,444
Semi-Annual Shareholder Report
8

Principal Amount			Value
$902,000,000		Credit Agricole North America, Inc., 0.340% - 0.500%, 3/21/2011 - 6/10/2011	900,741,054
1,761,000,000	[1,2]	Danske Corp., Inc., 0.280% - 0.290%, 2/4/2011 - 2/25/2011	1,760,808,670
1,729,000,000	[1,2]	Grampian Funding LLC, 0.270% - 0.280%, 2/3/2011 - 3/2/2011	1,728,896,003
2,349,000,000		ING (U.S.) Funding LLC, 0.290% - 0.330%, 2/2/2011 - 5/25/2011	2,348,272,284
127,314,000	[1,2]	Matchpoint Master Trust, 0.470%, 5/25/2011	127,126,176
325,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.360% - 0.500%, 2/14/2011 - 6/3/2011	324,779,192
75,000,000	[1,2]	Surrey Funding Corporation, 0.300%, 2/2/2011 - 2/14/2011	74,994,375
		TOTAL	8,132,322,780
		Finance - Commercial – 0.2%
56,883,000	[1,2]	Fairway Finance Co. LLC, 0.250%, 2/10/2011	56,879,445
50,000,000	[1,2]	Starbird Funding Corp., 0.280%, 4/5/2011	49,975,500
		TOTAL	106,854,945
		Finance - Retail – 1.3%
163,000,000	[1,2]	Alpine Securitization Corp., 0.230% - 0.250%, 2/4/2011 - 2/7/2011	162,994,626
120,000,000	[1,2]	Barton Capital LLC, 0.280%, 4/4/2011	119,942,133
231,400,000	[1,2]	Falcon Asset Securitization Company LLC, 0.250% - 0.300%, 2/1/2011 - 2/23/2011	231,387,564
105,000,000	[1,2]	Salisbury Receivables Company LLC, 0.270%, 2/17/2011	104,987,400
65,000,000	[1,2]	Sheffield Receivables Corp., 0.320%, 4/1/2011	64,965,911
		TOTAL	684,277,634
		TOTAL COMMERCIAL PAPER	10,319,591,391
		Corporate Bonds – 1.2%
		Finance - Banking – 0.9%
2,060,000		JPMorgan Chase & Co., 5.600%, 6/1/2011	2,095,667
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.300%, 2/22/2011	456,500,000
		TOTAL	458,595,667
		Finance - Commercial – 0.3%
25,819,000		General Electric Capital Corp., 5.000%, 11/15/2011	26,715,616
20,020,000		General Electric Capital Corp., 5.200%, 2/1/2011	20,020,000
45,445,000		General Electric Capital Corp., 5.500%, 4/28/2011	45,945,197
28,400,000		General Electric Capital Corp., 5.875%, 2/15/2012	29,899,759
10,000,000		General Electric Capital Corp., 6.125%, 2/22/2011	10,031,891
		TOTAL	132,612,463
		TOTAL CORPORATE BONDS	591,208,130
Semi-Annual Shareholder Report
9

Principal Amount			Value
		Corporate Notes – 0.0%
		Finance - Commercial – 0.0%
$17,260,000		General Electric Capital Corp., 4.375%, 11/21/2011	17,787,205
1,000,000		General Electric Capital Corp., 5.310%, 2/1/2011	1,000,000
		TOTAL CORPORATE NOTES	18,787,205
		Government Agencies – 0.2%
		Government Agency – 0.2%
35,000,000		Federal Home Loan Bank System, 0.410%, 12/9/2011	35,000,000
85,000,000	[1,2]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.250%, 3/4/2011	84,981,701
		TOTAL GOVERNMENT AGENCIES	119,981,701
		Notes - Variable – 23.4%;3
		Electrical Equipment – 0.0%
1,580,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.350%, 2/3/2011	1,580,000
		Finance - Banking – 21.7%
2,020,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.310%, 2/3/2011	2,020,000
300,000,000		Bank of Montreal, 0.271%, 2/14/2011	300,000,000
267,500,000		Bank of Montreal, 0.350%, 2/28/2011	267,500,000
100,000,000		Bank of Montreal, 0.350%, 2/28/2011	100,000,000
75,000,000		Bank of Montreal, 0.350%, 2/28/2011	75,000,000
87,000,000		Bank of Montreal, 0.350%, 2/28/2011	87,000,196
500,000,000		Bank of Montreal, 0.350%, 2/28/2011	500,000,000
140,000,000		Bank of Montreal, 0.351%, 2/10/2011	140,000,000
250,000,000		Bank of Montreal, 0.410%, 2/26/2011	250,000,000
138,000,000		Barclays Bank PLC, 0.560%, 2/25/2011	138,000,000
350,000,000		Barclays Bank PLC, 0.591%, 2/4/2011	350,000,000
225,000,000		Barclays Bank PLC, 0.680%, 2/28/2011	225,000,000
12,600,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.260%, 2/3/2011	12,600,000
8,035,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.650%, 2/3/2011	8,035,000
4,215,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/4/2011	4,215,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.270%, 2/2/2011	30,475,000
22,000,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.280%, 2/3/2011	22,000,000
32,860,000		California Statewide Communities Development Authority, (Series 2008C), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2011	32,860,000
12,340,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	12,340,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
$6,500,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	6,500,000
5,340,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.340%, 2/3/2011	5,340,000
173,000	Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/3/2011	173,000
932,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/3/2011	932,000
923,000	Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/3/2011	923,000
526,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/3/2011	526,000
843,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/3/2011	843,000
3,122,000	Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	3,122,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.510%, 2/2/2011	2,350,000
93,100,000	Charlotte, NC Water & Sewer System, (Series 2006B), 0.290%, 2/3/2011	93,100,000
66,825,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.310%, 2/3/2011	66,825,000
6,750,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/4/2011	6,750,000
5,240,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.580%, 2/3/2011	5,240,000
580,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/3/2011	580,000
25,645,000	Commonwealth of Puerto Rico, (Series 2007A-8), (Wells Fargo Bank, N.A. LOC), 0.240%, 2/3/2011	25,645,000
7,425,000	Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	7,425,000
6,055,000	Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	6,055,000
34,400,000	Cook County, IL, (Series 2002 A), 0.270%, 2/2/2011	34,400,000
2,315,000	Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	2,315,000
28,400,000	Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.290%, 2/3/2011	28,400,000
250,000,000	Deutsche Bank AG, 0.592%, 5/23/2011	250,000,000
7,400,000	District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	7,400,000
55,895,000	Eastern Municipal Water District of Riverside County, CA, (Series 2008A), 0.240%, 2/2/2011	55,895,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$25,875,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	25,875,000
15,200,000		Fulton County, GA Development Authority, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	15,200,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.320%, 2/2/2011	33,900,000
7,100,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	7,100,000
18,750,000		Highlands County, FL Health Facilities Authority, (Series 2009E), (PNC Bank, N.A. LOC), 0.260%, 2/3/2011	18,750,000
4,900,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.320%, 2/2/2011	4,900,000
30,300,000		Illinois Development Finance Authority IDB, 0.280%, 2/2/2011	30,300,000
12,515,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	12,515,000
44,400,000		Illinois Finance Authority, (Series 2008), (U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	44,400,000
127,900,000		Illinois Finance Authority, (Series 2008C-1), 0.300%, 2/2/2011	127,900,000
44,700,000		Illinois Finance Authority, (Series 2008D), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/3/2011	44,700,000
10,200,000		Illinois Finance Authority, (Series 2009-F), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	10,200,000
37,625,000		Illinois Finance Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/3/2011	37,625,000
63,015,000		Illinois Finance Authority, (Sub Series C-3A), 0.290%, 2/2/2011	63,015,000
31,895,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	31,895,000
50,345,000		Illinois Health Facilities Authority, (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	50,345,000
22,020,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D), (Branch Banking & Trust Co. LOC), 0.280%, 2/2/2011	22,020,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	24,100,000
11,630,000		Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.290%, 3/1/2011	11,630,000
400,500,000		JPMorgan Chase Bank, N.A., 0.260%, 2/28/2011	400,499,756
20,650,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.350%, 2/2/2011	20,650,000
18,250,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.290%, 2/2/2011	18,250,000
13,175,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E), (Bank of America N.A. LOC), 0.290%, 2/2/2011	13,175,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$2,000,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.390%, 2/2/2011	2,000,000
1,330,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.390%, 2/2/2011	1,330,000
150,000,000		Lloyds TSB Bank PLC, London, 1.261%, 2/7/2011	150,000,000
24,665,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	24,665,000
61,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-7), 0.220%, 2/3/2011	61,000,000
20,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-D), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	20,000,000
69,525,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.260%, 2/3/2011	69,525,000
370,000		Madison, WI CDA, (Series 1997-B) Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.460%, 2/3/2011	370,000
18,970,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2), 0.260%, 2/2/2011	18,970,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	57,440,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.320%, 2/3/2011	25,000,000
33,590,000		Michigan Higher Education Facilities Authority, (Series 2008A), (Wells Fargo Bank, N.A. LOC), 0.260%, 2/3/2011	33,590,000
8,500,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	8,500,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.320%, 2/2/2011	19,300,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2011	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.540%, 2/3/2011	10,000,000
25,000,000		Missouri State HEFA, (Series 2008-G), 0.290%, 2/2/2011	25,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.310%, 2/2/2011	14,000,000
35,510,000		Municipal Gas Authority of Georgia, (Series A) Gas Portfolio III Project, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/1/2011	35,510,000
482,000,000		National Australia Bank Ltd., Melbourne, 0.321%, 2/10/2011	482,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 0.341%, 2/16/2011	299,973,863
447,000,000		National Australia Bank Ltd., Melbourne, 0.351%, 2/14/2011	447,000,000
8,710,000	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.310%, 2/3/2011	8,710,000
33,550,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002), 0.270%, 2/2/2011	33,550,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
$45,900,000	New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2011	45,900,000
12,000,000	New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2009V-4), (Bank of America N.A. LOC), 0.300%, 2/2/2011	12,000,000
10,000,000	New Jersey Health Care Facilities Financing Authority, (Series 2008C), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2011	10,000,000
25,000,000	New York City Housing Development Corp., (Series 2010A), (Bank of America N.A. LOC), 0.280%, 2/3/2011	25,000,000
25,100,000	New York City, NY Transitional Finance Authority, (Series 1999B-3), 0.260%, 2/2/2011	25,100,000
17,400,000	New York City, NY, (Fiscal 1995 Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/2/2011	17,400,000
15,600,000	New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.290%, 2/2/2011	15,600,000
49,080,000	New York City, NY, (Fiscal 2004 Series H-6), (Bank of America N.A. LOC), 0.300%, 2/2/2011	49,080,000
77,145,000	New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.240%, 2/3/2011	77,145,000
40,000,000	New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.270%, 2/2/2011	40,000,000
70,000,000	New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.310%, 2/3/2011	70,000,000
42,035,000	New York State HFA, 320 West 38th Street Housing Revenue Bonds (Series 2009A), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2011	42,035,000
25,130,000	New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.270%, 2/2/2011	25,130,000
63,500,000	North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	63,500,000
10,835,000	North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.290%, 2/3/2011	10,835,000
28,000,000	North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/2/2011	28,000,000
75,800,000	Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	75,800,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	10,700,000
5,095,000	Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	5,095,000
41,395,000	Philadelphia, PA Authority for Industrial Development, (Series 2007B), 0.260%, 2/3/2011	41,395,000
5,900,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.260%, 2/2/2011	5,900,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$51,785,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.320%, 2/3/2011	51,785,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	17,220,000
9,125,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.360%, 2/3/2011	9,125,000
565,000,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/18/2011	565,000,000
224,700,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/7/2011	224,700,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 2.053%, 4/7/2011	400,000,000
13,335,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.270%, 2/3/2011	13,335,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.280%, 2/2/2011	20,000,000
39,540,000		Riverside County, CA Transportation Commission, (2009 Series A), 0.260%, 2/3/2011	39,540,000
19,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.270%, 2/2/2011	19,000,000
7,200,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	7,200,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.450%, 2/3/2011	19,000,000
22,000,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/2/2011	22,000,000
33,600,000		San Francisco, CA City & County Airport Commission, (Second Series), (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2011	33,600,000
23,350,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/3/2011	23,350,000
400,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	400,000
300,000,000		Societe Generale, Paris, 0.406%, 2/3/2011	300,000,000
9,525,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.520%, 2/3/2011	9,525,000
975,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.470%, 2/3/2011	975,000
15,000,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2011	15,000,000
12,050,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2011	12,050,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.290%, 2/2/2011	25,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
$23,560,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.290%, 2/2/2011	23,560,000
17,350,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.290%, 2/3/2011	17,350,000
600,000,000		Toronto Dominion Bank, 0.261%, 2/4/2011	600,000,000
200,000,000		Toronto Dominion Bank, 0.341%, 2/14/2011	200,000,000
12,040,000		Union County, PA Hospital Authority, (Series 2009A), (Bank of America N.A. LOC), 0.290%, 2/3/2011	12,040,000
900,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	900,000
482,000,000		Westpac Banking Corp. Ltd., Sydney, 0.301%, 2/4/2011	482,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.351%, 2/11/2011	400,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.351%, 2/15/2011	400,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.351%, 2/9/2011	300,000,000
7,795,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.270%, 2/3/2011	7,795,000
		TOTAL	11,060,047,815
		Finance - Commercial – 0.9%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.291%, 2/21/2011	25,000,000
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.301%, 2/11/2011	30,000,000
68,000,000		Fairway Finance Co. LLC, 0.301%, 2/16/2011	68,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.301%, 2/8/2011	50,000,000
55,000,000		Fairway Finance Co. LLC, 0.301%, 2/9/2011	55,000,000
134,580,000		General Electric Capital Corp., 0.394%, 4/28/2011	134,594,052
62,546,000		General Electric Capital Corp., 0.737%, 2/1/2011	62,546,000
27,475,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.440%, 2/3/2011	27,475,000
14,590,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.440%, 2/3/2011	14,590,000
		TOTAL	467,205,052
		Government Agency – 0.3%
24,780,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.310%, 2/3/2011	24,780,000
14,700,000		California HFA, (Series 2005F), 0.260%, 2/2/2011	14,700,000
8,245,000		California HFA, (Series 2006 B), 0.250%, 2/2/2011	8,245,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.220%, 2/3/2011	36,020,000
4,505,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.420%, 2/3/2011	4,505,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.390%, 2/3/2011	8,290,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
$33,735,000		Michigan Higher Education Facilities Authority, (Series 2008B), (FHLB of Boston LOC), 0.260%, 2/3/2011	33,735,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.350%, 2/3/2011	17,725,000
		TOTAL	148,000,000
		Insurance – 0.2%
41,025,000	[1,2]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6), (Assured Guaranty Corp. INS), 0.290%, 2/2/2011	41,025,000
60,565,000		Missouri State HEFA, (Series 2005C-4), (Assured Guaranty Municipal Corp. INS), 0.290%, 2/2/2011	60,565,000
14,400,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Assured Guaranty Corp. INS), 0.240%, 2/2/2011	14,400,000
		TOTAL	115,990,000
		Municipal – 0.3%
130,000,000		South Carolina State Public Service Authority (Santee Cooper), (Series A), 0.511%, 2/15/2011	130,000,000
		TOTAL NOTES — VARIABLE	11,922,822,867
		Time Deposit – 0.6%
		Finance - Banking – 0.6%
300,000,000		Societe Generale, Paris, 0.180%, 2/1/2011	300,000,000
		U.S. Treasury – 0.8%
		U.S. Treasury Note – 0.8%
397,000,000		United States Treasury, 0.750%, 11/30/2011	398,461,727
		Repurchase Agreements – 10.5%
653,499,000		Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321.	653,499,000
102,304,000		Interest in $350,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of Montreal will repurchase securities provided as collateral for $350,002,236 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/15/2040 and the market value of those underlying securities was $357,092,601.	102,304,000
Semi-Annual Shareholder Report
17

Principal Amount		Value
$2,380,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,021,389 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and the market value of those underlying securities was $3,576,915,084.	2,380,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 1/31/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,003,333 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2048 and the market value of those underlying securities was $510,003,400.	250,000,000
750,000,000	Repurchase agreement 0.25%, dated 1/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $750,005,208 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $765,005,313.	750,000,000
650,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,500,009,583 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2041 and the market value of those underlying securities was $1,530,149,586.	650,000,000
350,000,000	Interest in $450,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Merrill Lynch Government Securities/Money Market will repurchase securities provided as collateral for $450,002,875 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $463,502,964.	350,000,000
200,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,012,222 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,048,485,752.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	5,335,803,000
	TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	50,966,289,106
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(106,125,708)
	TOTAL NET ASSETS — 100%	$50,860,163,398

Semi-Annual Shareholder Report

18

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $5,280,056,360, which represented 10.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $5,280,056,360, which represented 10.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in securities	$45,630,486,106
Investments in repurchase agreements	5,335,803,000
Total investments in securities, at amortized cost and value		$50,966,289,106
Cash		2,365,635
Income receivable		19,557,495
Receivable for shares sold		3,791,422
TOTAL ASSETS		50,992,003,658
Liabilities:
Payable for investments purchased	122,479,000
Payable for shares redeemed	4,224,495
Income distribution payable	3,539,284
Payable for Directors'/Trustees' fees	35,595
Payable for distribution services fee (Note 5)	394,316
Payable for shareholder services fee (Note 5)	614,758
Accrued expenses	552,812
TOTAL LIABILITIES		131,840,260
Net assets for 50,844,099,668 shares outstanding		$50,860,163,398
Net Assets Consist of:
Paid-in capital		$50,870,701,075
Accumulated net realized loss on investments		(10,607,246)
Undistributed net investment income		69,569
TOTAL NET ASSETS		$50,860,163,398
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$42,873,371,448 ÷ 42,858,465,308 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,053,860,219 ÷ 5,052,673,907 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,932,931,731 ÷ 2,932,960,453 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$97,659,044
Expenses:
Investment adviser fee (Note 5)		$48,876,691
Administrative personnel and services fee (Note 5)		19,110,179
Custodian fees		814,399
Transfer and dividend disbursing agent fees and expenses		131,852
Directors'/Trustees' fees		151,110
Auditing fees		10,442
Legal fees		7,091
Portfolio accounting fees		96,607
Distribution services fee — Trust Shares (Note 5)		2,886,266
Shareholder services fee — Institutional Service Shares (Note 5)		4,607,504
Shareholder services fee — Trust Shares (Note 5)		1,590,030
Account administration fee — Institutional Service Shares		2,337,763
Account administration fee — Trust Shares		1,296,235
Share registration costs		114,823
Printing and postage		49,524
Insurance premiums		51,436
Miscellaneous		79,242
TOTAL EXPENSES		82,211,194
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(18,906,627)
Waiver of administrative personnel and services fee	(512,599)
Waiver of distribution services fee — Trust Shares	(848,435)
Waiver of shareholder services fee — Institutional Service Shares	(1,367,574)
Waiver of shareholder services fee — Trust Shares	(1,590,030)
Reimbursement of shareholder services fee — Institutional Service Shares	(371,692)
Waiver of account administration fee — Trust Shares	(1,291,059)
Reimbursement of account administration fee — Trust Shares	(5,176)
TOTAL WAIVERS AND REIMBURSEMENTS		(24,893,192)
Net expenses			57,318,002
Net investment income			40,341,042
Net realized loss on investments			(11)
Change in net assets resulting from operations			$40,341,031

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,341,042	$66,047,737
Net realized gain (loss) on investments	(11)	68,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,341,031	66,116,190
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(39,899,219)	(64,989,989)
Institutional Service Shares	(279,253)	(964,163)
Trust Shares	(116,055)	(67,052)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,294,527)	(66,021,204)
Share Transactions:
Proceeds from sale of shares	135,640,047,126	234,912,030,057
Net asset value of shares issued to shareholders in payment of distributions declared	17,238,230	25,716,100
Cost of shares redeemed	(128,858,504,571)	(238,992,597,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,798,780,785	(4,054,850,971)
Change in net assets	6,798,827,289	(4,054,755,985)
Net Assets:
Beginning of period	44,061,336,109	48,116,092,094
End of period (including undistributed net investment income of $69,569 and $23,054, respectively)	$50,860,163,398	$44,061,336,109

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	122,293,526,659	$122,293,526,659	213,384,503,526	$213,384,503,526
Shares issued to shareholders in payment of distributions declared	17,064,155	17,064,155	25,422,313	25,422,313
Shares redeemed	(117,845,984,385)	(117,845,984,385)	(214,581,357,441)	(214,581,357,441)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,464,606,429	$4,464,606,429	(1,171,431,602)	$(1,171,431,602)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,839,024,917	$9,839,024,917	19,920,123,003	$19,920,123,003
Shares issued to shareholders in payment of distributions declared	72,923	72,923	252,265	252,265
Shares redeemed	(9,825,278,188)	(9,825,278,188)	(22,615,084,807)	(22,615,084,807)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	13,819,652	$13,819,652	(2,694,709,539)	$(2,694,709,539)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,507,495,550	$3,507,495,550	1,607,403,528	$1,607,403,528
Shares issued to shareholders in payment of distributions declared	101,152	101,152	41,522	41,522
Shares redeemed	(1,187,241,998)	(1,187,241,998)	(1,796,154,880)	(1,796,154,880)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	2,320,354,704	$2,320,354,704	(188,709,830)	$(188,709,830)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,798,780,785	$6,798,780,785	(4,054,850,971)	$(4,054,850,971)

4. FEDERAL TAX INFORMATION

At July 31, 2010, the Fund had a capital loss carryforward of $10,607,235 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$16,864
2016	$65,766
2017	$10,524,605

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $18,906,627 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $512,599 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC voluntarily waived $848,435 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $371,692 of shareholder services fees and $5,176 of account administration fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $2,957,604 of shareholder services fees and $1,291,059 of account administration fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or Semi-Annual Shareholder Report

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reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.70% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,368,695,000 and $874,815,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

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9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Prime Obligations Fund (the “Fund”)

(formerly, Prime Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

33

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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34

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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36

Notes

37

Notes

38

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708
Cusip 60934N146

Q450200 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.015	0.040	0.052	0.042
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	—	—	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.015	0.040	0.052	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.015)	(0.040)	(0.052)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.10%	0.17%	1.54%	4.03%	5.30%	4.33%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.21%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.19%[4]	0.18%	1.28%	3.90%	5.18%	4.24%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.08%	0.08%	0.09%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,873,371	$38,408,721	$39,580,019	$18,430,487	$16,469,931	$15,151,070
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,001.00	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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3

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	37.7%
Bank Instruments	27.8%
Variable Rate Instruments	23.4%
U.S. Treasury Securities	0.8%
Repurchase Agreements	10.5%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.5%[4]
8-30 Days	25.2%
31-90 Days	24.6%
91-180 Days	10.8%
181 Days or more	4.1%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.8% of the Fund's portfolio.
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4

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 0.6%
		Finance - Automotive – 0.5%
$3,837,339		Ally Auto Receivables Trust 2010-3, Class A1, 0.403%, 8/15/2011	3,837,339
38,665,529		Ally Auto Receivables Trust 2010-4, Class A1, 0.336%, 11/15/2011	38,665,529
504,088		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	504,088
54,698,651		AmeriCredit Automobile Receivables Trust 2010-4, Class A1, 0.325%, 12/8/2011	54,698,651
22,500,000		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	22,500,000
7,566,194		CarMax Auto Owner Trust 2010-2, Class A1, 0.627%, 7/15/2011	7,566,194
16,346,676		CarMax Auto Owner Trust 2010-3, Class A1, 0.313%, 11/15/2011	16,346,676
36,531,412	[1,2]	Ford Credit Auto Lease Trust 2010-B, Class A1, 0.383%, 11/15/2011	36,531,412
23,739,143		Hyundai Auto Receivables Trust 2010-B, Class A1, 0.371%, 9/15/2011	23,739,143
30,000,000	[1,2]	Santander Consumer Acquired Receivables Trust 2011-WO, Class A1, 0.356%, 1/17/2012	30,000,000
		TOTAL	234,389,032
		Finance - Equipment – 0.1%
22,850,523		CNH Equipment Trust 2010-B, Class A1, 0.575%, 9/2/2011	22,850,523
49,084,182		CNH Equipment Trust 2010-C, Class A1, 0.427%, 12/9/2011	49,084,182
		TOTAL	71,934,705
		TOTAL ASSET-BACKED SECURITIES	306,323,737
		Bank Note – 0.5%
		Finance - Banking – 0.5%
250,000,000		Bank of America N.A., 0.300%, 4/11/2011	250,000,000
		Certificates of Deposit – 27.2%
		Finance - Banking – 27.2%
1,057,750,000		BNP Paribas SA, 0.380% - 0.550%, 2/14/2011 - 8/9/2011	1,057,750,000
435,700,000		Bank of Montreal, 0.500%, 7/21/2011 - 8/22/2011	435,804,402
150,000,000		Bank of Nova Scotia, Toronto, 0.290%, 3/4/2011	150,000,000
2,652,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.310%, 2/1/2011 - 3/28/2011	2,652,500,000
281,250,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	281,250,000
209,400,000		Barclays Bank PLC, 0.790%, 1/27/2012	209,400,000
1,700,000,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.560%, 2/11/2011 - 8/9/2011	1,700,000,000
1,694,500,000		Credit Suisse, Zurich, 0.290% - 0.330%, 3/28/2011 - 5/26/2011	1,694,500,000
600,000,000		Deutsche Bank AG, 0.330% - 0.450%, 5/10/2011 - 10/7/2011	600,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
$100,000,000		Deutsche Bank AG, 0.510%, 10/7/2011	100,000,000
2,575,000,000		Mizuho Corporate Bank Ltd., 0.280% - 0.310%, 2/11/2011 - 5/3/2011	2,575,000,000
753,000,000		Rabobank Nederland NV, Utrecht, 0.380% - 0.500%, 6/2/2011 - 9/14/2011	753,000,000
707,000,000		Societe Generale, Paris, 0.400% - 0.550%, 4/7/2011 - 7/22/2011	707,000,000
229,000,000		State Street Bank and Trust Co., 0.350%, 3/10/2011	229,000,000
575,000,000		Svenska Handelsbanken, Stockholm, 0.320%, 4/4/2011	575,004,946
100,000,000		Toronto Dominion Bank, 0.280%, 3/23/2011	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	13,820,209,348
		Collateralized Loan Agreements – 14.9%
		Brokerage – 1.0%
489,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.406% - 0.842%, 2/1/2011 - 5/23/2011	489,000,000
		Finance - Banking – 13.9%
524,500,000		BNP Paribas Securities Corp., 0.477% - 0.548%, 2/1/2011 - 4/4/2011	524,500,000
1,007,000,000		Barclays Capital, Inc., 0.456% - 0.842%, 2/1/2011 - 5/13/2011	1,007,000,000
1,114,300,000		Citigroup Global Markets, Inc., 0.608% - 0.842%, 2/1/2011 - 2/25/2011	1,114,300,000
500,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011 - 4/26/2011	500,000,000
1,167,700,000		Deutsche Bank Securities, Inc., 0.406% - 0.659%, 2/1/2011 - 4/12/2011	1,167,700,000
954,500,000		JPMorgan Securities, Inc., 0.416% - 0.558%, 2/1/2011 - 4/25/2011	954,500,000
200,000,000		RBC Capital Markets, LLC, 0.274%, 2/1/2011	200,000,000
1,058,100,000	[3]	RBS Securities, Inc., 0.650%, 2/1/2011	1,058,100,000
568,000,000		Wells Fargo Securities, LLC, 0.406% - 0.507%, 2/1/2011 - 4/25/2011	568,000,000
		TOTAL	7,094,100,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,583,100,000
		Commercial Paper – 20.3%;4
		Aerospace/Auto – 1.3%
639,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.310% - 0.400%, 2/22/2011 - 6/3/2011	638,392,205
		Finance - Automotive – 1.5%
758,910,000		FCAR Owner Trust, (A1+/P1 Series), 0.450% - 0.480%, 3/7/2011 - 7/11/2011	757,743,827
		Finance - Banking – 16.0%
300,000,000		BNP Paribas Finance, Inc., 0.430%, 3/10/2011	299,867,417
112,000,000		Bank of America Corp., 0.290% - 0.300%, 2/2/2011 - 4/20/2011	111,979,198
390,000,000		Citigroup Funding, Inc., 0.240% - 0.280%, 2/4/2011 - 3/15/2011	389,882,967
65,000,000	[1,2]	Clipper Receivables Company LLC, 0.400%, 3/7/2011	64,975,444
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6

Principal Amount			Value
$902,000,000		Credit Agricole North America, Inc., 0.340% - 0.500%, 3/21/2011 - 6/10/2011	900,741,054
1,761,000,000	[1,2]	Danske Corp., Inc., 0.280% - 0.290%, 2/4/2011 - 2/25/2011	1,760,808,670
1,729,000,000	[1,2]	Grampian Funding LLC, 0.270% - 0.280%, 2/3/2011 - 3/2/2011	1,728,896,003
2,349,000,000		ING (U.S.) Funding LLC, 0.290% - 0.330%, 2/2/2011 - 5/25/2011	2,348,272,284
127,314,000	[1,2]	Matchpoint Master Trust, 0.470%, 5/25/2011	127,126,176
325,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.360% - 0.500%, 2/14/2011 - 6/3/2011	324,779,192
75,000,000	[1,2]	Surrey Funding Corporation, 0.300%, 2/2/2011 - 2/14/2011	74,994,375
		TOTAL	8,132,322,780
		Finance - Commercial – 0.2%
56,883,000	[1,2]	Fairway Finance Co. LLC, 0.250%, 2/10/2011	56,879,445
50,000,000	[1,2]	Starbird Funding Corp., 0.280%, 4/5/2011	49,975,500
		TOTAL	106,854,945
		Finance - Retail – 1.3%
163,000,000	[1,2]	Alpine Securitization Corp., 0.230% - 0.250%, 2/4/2011 - 2/7/2011	162,994,626
120,000,000	[1,2]	Barton Capital LLC, 0.280%, 4/4/2011	119,942,133
231,400,000	[1,2]	Falcon Asset Securitization Company LLC, 0.250% - 0.300%, 2/1/2011 - 2/23/2011	231,387,564
105,000,000	[1,2]	Salisbury Receivables Company LLC, 0.270%, 2/17/2011	104,987,400
65,000,000	[1,2]	Sheffield Receivables Corp., 0.320%, 4/1/2011	64,965,911
		TOTAL	684,277,634
		TOTAL COMMERCIAL PAPER	10,319,591,391
		Corporate Bonds – 1.2%
		Finance - Banking – 0.9%
2,060,000		JPMorgan Chase & Co., 5.600%, 6/1/2011	2,095,667
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.300%, 2/22/2011	456,500,000
		TOTAL	458,595,667
		Finance - Commercial – 0.3%
25,819,000		General Electric Capital Corp., 5.000%, 11/15/2011	26,715,616
20,020,000		General Electric Capital Corp., 5.200%, 2/1/2011	20,020,000
45,445,000		General Electric Capital Corp., 5.500%, 4/28/2011	45,945,197
28,400,000		General Electric Capital Corp., 5.875%, 2/15/2012	29,899,759
10,000,000		General Electric Capital Corp., 6.125%, 2/22/2011	10,031,891
		TOTAL	132,612,463
		TOTAL CORPORATE BONDS	591,208,130
Semi-Annual Shareholder Report
7

Principal Amount			Value
		Corporate Notes – 0.0%
		Finance - Commercial – 0.0%
$17,260,000		General Electric Capital Corp., 4.375%, 11/21/2011	17,787,205
1,000,000		General Electric Capital Corp., 5.310%, 2/1/2011	1,000,000
		TOTAL CORPORATE NOTES	18,787,205
		Government Agencies – 0.2%
		Government Agency – 0.2%
35,000,000		Federal Home Loan Bank System, 0.410%, 12/9/2011	35,000,000
85,000,000	[1,2]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.250%, 3/4/2011	84,981,701
		TOTAL GOVERNMENT AGENCIES	119,981,701
		Notes - Variable – 23.4%;3
		Electrical Equipment – 0.0%
1,580,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.350%, 2/3/2011	1,580,000
		Finance - Banking – 21.7%
2,020,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.310%, 2/3/2011	2,020,000
300,000,000		Bank of Montreal, 0.271%, 2/14/2011	300,000,000
267,500,000		Bank of Montreal, 0.350%, 2/28/2011	267,500,000
100,000,000		Bank of Montreal, 0.350%, 2/28/2011	100,000,000
75,000,000		Bank of Montreal, 0.350%, 2/28/2011	75,000,000
87,000,000		Bank of Montreal, 0.350%, 2/28/2011	87,000,196
500,000,000		Bank of Montreal, 0.350%, 2/28/2011	500,000,000
140,000,000		Bank of Montreal, 0.351%, 2/10/2011	140,000,000
250,000,000		Bank of Montreal, 0.410%, 2/26/2011	250,000,000
138,000,000		Barclays Bank PLC, 0.560%, 2/25/2011	138,000,000
350,000,000		Barclays Bank PLC, 0.591%, 2/4/2011	350,000,000
225,000,000		Barclays Bank PLC, 0.680%, 2/28/2011	225,000,000
12,600,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.260%, 2/3/2011	12,600,000
8,035,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.650%, 2/3/2011	8,035,000
4,215,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/4/2011	4,215,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.270%, 2/2/2011	30,475,000
22,000,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.280%, 2/3/2011	22,000,000
32,860,000		California Statewide Communities Development Authority, (Series 2008C), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2011	32,860,000
12,340,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	12,340,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
$6,500,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	6,500,000
5,340,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.340%, 2/3/2011	5,340,000
173,000	Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/3/2011	173,000
932,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/3/2011	932,000
923,000	Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/3/2011	923,000
526,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/3/2011	526,000
843,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/3/2011	843,000
3,122,000	Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	3,122,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.510%, 2/2/2011	2,350,000
93,100,000	Charlotte, NC Water & Sewer System, (Series 2006B), 0.290%, 2/3/2011	93,100,000
66,825,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.310%, 2/3/2011	66,825,000
6,750,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/4/2011	6,750,000
5,240,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.580%, 2/3/2011	5,240,000
580,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/3/2011	580,000
25,645,000	Commonwealth of Puerto Rico, (Series 2007A-8), (Wells Fargo Bank, N.A. LOC), 0.240%, 2/3/2011	25,645,000
7,425,000	Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	7,425,000
6,055,000	Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	6,055,000
34,400,000	Cook County, IL, (Series 2002 A), 0.270%, 2/2/2011	34,400,000
2,315,000	Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	2,315,000
28,400,000	Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.290%, 2/3/2011	28,400,000
250,000,000	Deutsche Bank AG, 0.592%, 5/23/2011	250,000,000
7,400,000	District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	7,400,000
55,895,000	Eastern Municipal Water District of Riverside County, CA, (Series 2008A), 0.240%, 2/2/2011	55,895,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$25,875,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	25,875,000
15,200,000		Fulton County, GA Development Authority, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	15,200,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.320%, 2/2/2011	33,900,000
7,100,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	7,100,000
18,750,000		Highlands County, FL Health Facilities Authority, (Series 2009E), (PNC Bank, N.A. LOC), 0.260%, 2/3/2011	18,750,000
4,900,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.320%, 2/2/2011	4,900,000
30,300,000		Illinois Development Finance Authority IDB, 0.280%, 2/2/2011	30,300,000
12,515,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	12,515,000
44,400,000		Illinois Finance Authority, (Series 2008), (U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	44,400,000
127,900,000		Illinois Finance Authority, (Series 2008C-1), 0.300%, 2/2/2011	127,900,000
44,700,000		Illinois Finance Authority, (Series 2008D), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/3/2011	44,700,000
10,200,000		Illinois Finance Authority, (Series 2009-F), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	10,200,000
37,625,000		Illinois Finance Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/3/2011	37,625,000
63,015,000		Illinois Finance Authority, (Sub Series C-3A), 0.290%, 2/2/2011	63,015,000
31,895,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	31,895,000
50,345,000		Illinois Health Facilities Authority, (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	50,345,000
22,020,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D), (Branch Banking & Trust Co. LOC), 0.280%, 2/2/2011	22,020,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	24,100,000
11,630,000		Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.290%, 3/1/2011	11,630,000
400,500,000		JPMorgan Chase Bank, N.A., 0.260%, 2/28/2011	400,499,756
20,650,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.350%, 2/2/2011	20,650,000
18,250,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.290%, 2/2/2011	18,250,000
13,175,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E), (Bank of America N.A. LOC), 0.290%, 2/2/2011	13,175,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$2,000,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.390%, 2/2/2011	2,000,000
1,330,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.390%, 2/2/2011	1,330,000
150,000,000		Lloyds TSB Bank PLC, London, 1.261%, 2/7/2011	150,000,000
24,665,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	24,665,000
61,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-7), 0.220%, 2/3/2011	61,000,000
20,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-D), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	20,000,000
69,525,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.260%, 2/3/2011	69,525,000
370,000		Madison, WI CDA, (Series 1997-B) Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.460%, 2/3/2011	370,000
18,970,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2), 0.260%, 2/2/2011	18,970,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	57,440,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.320%, 2/3/2011	25,000,000
33,590,000		Michigan Higher Education Facilities Authority, (Series 2008A), (Wells Fargo Bank, N.A. LOC), 0.260%, 2/3/2011	33,590,000
8,500,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	8,500,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.320%, 2/2/2011	19,300,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2011	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.540%, 2/3/2011	10,000,000
25,000,000		Missouri State HEFA, (Series 2008-G), 0.290%, 2/2/2011	25,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.310%, 2/2/2011	14,000,000
35,510,000		Municipal Gas Authority of Georgia, (Series A) Gas Portfolio III Project, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/1/2011	35,510,000
482,000,000		National Australia Bank Ltd., Melbourne, 0.321%, 2/10/2011	482,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 0.341%, 2/16/2011	299,973,863
447,000,000		National Australia Bank Ltd., Melbourne, 0.351%, 2/14/2011	447,000,000
8,710,000	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.310%, 2/3/2011	8,710,000
33,550,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002), 0.270%, 2/2/2011	33,550,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
$45,900,000	New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2011	45,900,000
12,000,000	New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2009V-4), (Bank of America N.A. LOC), 0.300%, 2/2/2011	12,000,000
10,000,000	New Jersey Health Care Facilities Financing Authority, (Series 2008C), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2011	10,000,000
25,000,000	New York City Housing Development Corp., (Series 2010A), (Bank of America N.A. LOC), 0.280%, 2/3/2011	25,000,000
25,100,000	New York City, NY Transitional Finance Authority, (Series 1999B-3), 0.260%, 2/2/2011	25,100,000
17,400,000	New York City, NY, (Fiscal 1995 Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/2/2011	17,400,000
15,600,000	New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.290%, 2/2/2011	15,600,000
49,080,000	New York City, NY, (Fiscal 2004 Series H-6), (Bank of America N.A. LOC), 0.300%, 2/2/2011	49,080,000
77,145,000	New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.240%, 2/3/2011	77,145,000
40,000,000	New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.270%, 2/2/2011	40,000,000
70,000,000	New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.310%, 2/3/2011	70,000,000
42,035,000	New York State HFA, 320 West 38th Street Housing Revenue Bonds (Series 2009A), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2011	42,035,000
25,130,000	New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.270%, 2/2/2011	25,130,000
63,500,000	North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	63,500,000
10,835,000	North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.290%, 2/3/2011	10,835,000
28,000,000	North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/2/2011	28,000,000
75,800,000	Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	75,800,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	10,700,000
5,095,000	Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	5,095,000
41,395,000	Philadelphia, PA Authority for Industrial Development, (Series 2007B), 0.260%, 2/3/2011	41,395,000
5,900,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.260%, 2/2/2011	5,900,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$51,785,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.320%, 2/3/2011	51,785,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	17,220,000
9,125,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.360%, 2/3/2011	9,125,000
565,000,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/18/2011	565,000,000
224,700,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/7/2011	224,700,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 2.053%, 4/7/2011	400,000,000
13,335,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.270%, 2/3/2011	13,335,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.280%, 2/2/2011	20,000,000
39,540,000		Riverside County, CA Transportation Commission, (2009 Series A), 0.260%, 2/3/2011	39,540,000
19,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.270%, 2/2/2011	19,000,000
7,200,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	7,200,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.450%, 2/3/2011	19,000,000
22,000,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/2/2011	22,000,000
33,600,000		San Francisco, CA City & County Airport Commission, (Second Series), (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2011	33,600,000
23,350,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/3/2011	23,350,000
400,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	400,000
300,000,000		Societe Generale, Paris, 0.406%, 2/3/2011	300,000,000
9,525,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.520%, 2/3/2011	9,525,000
975,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.470%, 2/3/2011	975,000
15,000,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2011	15,000,000
12,050,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2011	12,050,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.290%, 2/2/2011	25,000,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
$23,560,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.290%, 2/2/2011	23,560,000
17,350,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.290%, 2/3/2011	17,350,000
600,000,000		Toronto Dominion Bank, 0.261%, 2/4/2011	600,000,000
200,000,000		Toronto Dominion Bank, 0.341%, 2/14/2011	200,000,000
12,040,000		Union County, PA Hospital Authority, (Series 2009A), (Bank of America N.A. LOC), 0.290%, 2/3/2011	12,040,000
900,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	900,000
482,000,000		Westpac Banking Corp. Ltd., Sydney, 0.301%, 2/4/2011	482,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.351%, 2/11/2011	400,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.351%, 2/15/2011	400,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.351%, 2/9/2011	300,000,000
7,795,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.270%, 2/3/2011	7,795,000
		TOTAL	11,060,047,815
		Finance - Commercial – 0.9%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.291%, 2/21/2011	25,000,000
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.301%, 2/11/2011	30,000,000
68,000,000		Fairway Finance Co. LLC, 0.301%, 2/16/2011	68,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.301%, 2/8/2011	50,000,000
55,000,000		Fairway Finance Co. LLC, 0.301%, 2/9/2011	55,000,000
134,580,000		General Electric Capital Corp., 0.394%, 4/28/2011	134,594,052
62,546,000		General Electric Capital Corp., 0.737%, 2/1/2011	62,546,000
27,475,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.440%, 2/3/2011	27,475,000
14,590,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.440%, 2/3/2011	14,590,000
		TOTAL	467,205,052
		Government Agency – 0.3%
24,780,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.310%, 2/3/2011	24,780,000
14,700,000		California HFA, (Series 2005F), 0.260%, 2/2/2011	14,700,000
8,245,000		California HFA, (Series 2006 B), 0.250%, 2/2/2011	8,245,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.220%, 2/3/2011	36,020,000
4,505,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.420%, 2/3/2011	4,505,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.390%, 2/3/2011	8,290,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$33,735,000		Michigan Higher Education Facilities Authority, (Series 2008B), (FHLB of Boston LOC), 0.260%, 2/3/2011	33,735,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.350%, 2/3/2011	17,725,000
		TOTAL	148,000,000
		Insurance – 0.2%
41,025,000	[1,2]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6), (Assured Guaranty Corp. INS), 0.290%, 2/2/2011	41,025,000
60,565,000		Missouri State HEFA, (Series 2005C-4), (Assured Guaranty Municipal Corp. INS), 0.290%, 2/2/2011	60,565,000
14,400,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Assured Guaranty Corp. INS), 0.240%, 2/2/2011	14,400,000
		TOTAL	115,990,000
		Municipal – 0.3%
130,000,000		South Carolina State Public Service Authority (Santee Cooper), (Series A), 0.511%, 2/15/2011	130,000,000
		TOTAL NOTES — VARIABLE	11,922,822,867
		Time Deposit – 0.6%
		Finance - Banking – 0.6%
300,000,000		Societe Generale, Paris, 0.180%, 2/1/2011	300,000,000
		U.S. Treasury – 0.8%
		U.S. Treasury Note – 0.8%
397,000,000		United States Treasury, 0.750%, 11/30/2011	398,461,727
		Repurchase Agreements – 10.5%
653,499,000		Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321.	653,499,000
102,304,000		Interest in $350,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of Montreal will repurchase securities provided as collateral for $350,002,236 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/15/2040 and the market value of those underlying securities was $357,092,601.	102,304,000
Semi-Annual Shareholder Report
15

Principal Amount		Value
$2,380,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,021,389 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2041 and the market value of those underlying securities was $3,576,915,084.	2,380,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 1/31/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,003,333 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2048 and the market value of those underlying securities was $510,003,400.	250,000,000
750,000,000	Repurchase agreement 0.25%, dated 1/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $750,005,208 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $765,005,313.	750,000,000
650,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,500,009,583 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2041 and the market value of those underlying securities was $1,530,149,586.	650,000,000
350,000,000	Interest in $450,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Merrill Lynch Government Securities/Money Market will repurchase securities provided as collateral for $450,002,875 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $463,502,964.	350,000,000
200,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,012,222 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,048,485,752.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	5,335,803,000
	TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	50,966,289,106
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(106,125,708)
	TOTAL NET ASSETS — 100%	$50,860,163,398

Semi-Annual Shareholder Report

16

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $5,280,056,360, which represented 10.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $5,280,056,360, which represented 10.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in securities	$45,630,486,106
Investments in repurchase agreements	5,335,803,000
Total investments in securities, at amortized cost and value		$50,966,289,106
Cash		2,365,635
Income receivable		19,557,495
Receivable for shares sold		3,791,422
TOTAL ASSETS		50,992,003,658
Liabilities:
Payable for investments purchased	122,479,000
Payable for shares redeemed	4,224,495
Income distribution payable	3,539,284
Payable for Directors'/Trustees' fees	35,595
Payable for distribution services fee (Note 5)	394,316
Payable for shareholder services fee (Note 5)	614,758
Accrued expenses	552,812
TOTAL LIABILITIES		131,840,260
Net assets for 50,844,099,668 shares outstanding		$50,860,163,398
Net Assets Consist of:
Paid-in capital		$50,870,701,075
Accumulated net realized loss on investments		(10,607,246)
Undistributed net investment income		69,569
TOTAL NET ASSETS		$50,860,163,398
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$42,873,371,448 ÷ 42,858,465,308 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,053,860,219 ÷ 5,052,673,907 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,932,931,731 ÷ 2,932,960,453 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$97,659,044
Expenses:
Investment adviser fee (Note 5)		$48,876,691
Administrative personnel and services fee (Note 5)		19,110,179
Custodian fees		814,399
Transfer and dividend disbursing agent fees and expenses		131,852
Directors'/Trustees' fees		151,110
Auditing fees		10,442
Legal fees		7,091
Portfolio accounting fees		96,607
Distribution services fee — Trust Shares (Note 5)		2,886,266
Shareholder services fee — Institutional Service Shares (Note 5)		4,607,504
Shareholder services fee — Trust Shares (Note 5)		1,590,030
Account administration fee — Institutional Service Shares		2,337,763
Account administration fee — Trust Shares		1,296,235
Share registration costs		114,823
Printing and postage		49,524
Insurance premiums		51,436
Miscellaneous		79,242
TOTAL EXPENSES		82,211,194
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(18,906,627)
Waiver of administrative personnel and services fee	(512,599)
Waiver of distribution services fee — Trust Shares	(848,435)
Waiver of shareholder services fee — Institutional Service Shares	(1,367,574)
Waiver of shareholder services fee — Trust Shares	(1,590,030)
Reimbursement of shareholder services fee — Institutional Service Shares	(371,692)
Waiver of account administration fee — Trust Shares	(1,291,059)
Reimbursement of account administration fee — Trust Shares	(5,176)
TOTAL WAIVERS AND REIMBURSEMENTS		(24,893,192)
Net expenses			57,318,002
Net investment income			40,341,042
Net realized loss on investments			(11)
Change in net assets resulting from operations			$40,341,031

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,341,042	$66,047,737
Net realized gain (loss) on investments	(11)	68,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,341,031	66,116,190
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(39,899,219)	(64,989,989)
Institutional Service Shares	(279,253)	(964,163)
Trust Shares	(116,055)	(67,052)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,294,527)	(66,021,204)
Share Transactions:
Proceeds from sale of shares	135,640,047,126	234,912,030,057
Net asset value of shares issued to shareholders in payment of distributions declared	17,238,230	25,716,100
Cost of shares redeemed	(128,858,504,571)	(238,992,597,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,798,780,785	(4,054,850,971)
Change in net assets	6,798,827,289	(4,054,755,985)
Net Assets:
Beginning of period	44,061,336,109	48,116,092,094
End of period (including undistributed net investment income of $69,569 and $23,054, respectively)	$50,860,163,398	$44,061,336,109

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	122,293,526,659	$122,293,526,659	213,384,503,526	$213,384,503,526
Shares issued to shareholders in payment of distributions declared	17,064,155	17,064,155	25,422,313	25,422,313
Shares redeemed	(117,845,984,385)	(117,845,984,385)	(214,581,357,441)	(214,581,357,441)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,464,606,429	$4,464,606,429	(1,171,431,602)	$(1,171,431,602)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,839,024,917	$9,839,024,917	19,920,123,003	$19,920,123,003
Shares issued to shareholders in payment of distributions declared	72,923	72,923	252,265	252,265
Shares redeemed	(9,825,278,188)	(9,825,278,188)	(22,615,084,807)	(22,615,084,807)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	13,819,652	$13,819,652	(2,694,709,539)	$(2,694,709,539)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,507,495,550	$3,507,495,550	1,607,403,528	$1,607,403,528
Shares issued to shareholders in payment of distributions declared	101,152	101,152	41,522	41,522
Shares redeemed	(1,187,241,998)	(1,187,241,998)	(1,796,154,880)	(1,796,154,880)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	2,320,354,704	$2,320,354,704	(188,709,830)	$(188,709,830)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,798,780,785	$6,798,780,785	(4,054,850,971)	$(4,054,850,971)

4. FEDERAL TAX INFORMATION

At July 31, 2010, the Fund had a capital loss carryforward of $10,607,235 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$16,864
2016	$65,766
2017	$10,524,605

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $18,906,627 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $512,599 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FSC voluntarily waived $848,435 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $371,692 of shareholder services fees and $5,176 of account administration fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $2,957,604 of shareholder services fees and $1,291,059 of account administration fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or Semi-Annual Shareholder Report

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reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.70% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,368,695,000 and $874,815,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

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9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Prime Obligations Fund (the “Fund”)

(formerly, Prime Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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34

Notes

35

Notes

36

Notes

37

Notes

38

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

34428 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.017	0.040	0.052	0.043
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.017	0.040	0.052	0.043
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.017)	(0.040)	(0.052)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.12%	0.24%	1.73%	4.09%	5.35%	4.40%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.20%	0.22%	0.17%	0.17%	0.17%
Net investment income	0.23%[4]	0.25%	1.66%	4.13%	5.24%	4.32%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,086,398	$6,423,716	$8,831,803	$7,344,142	$10,023,082	$6,708,463
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.015	0.038	0.050	0.041
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.015	0.038	0.050	0.041
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.015)	(0.038)	(0.050)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.04%	1.48%	3.83%	5.09%	4.14%
Ratios to Average Net Assets:
Net expenses	0.43%[4]	0.41%	0.47%	0.42%	0.42%	0.42%
Net investment income	0.01%[4]	0.05%	1.49%	3.74%	4.99%	4.11%
Expense waiver/reimbursement[5]	0.11%[4]	0.13%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$871,033	$1,052,627	$2,138,614	$2,319,962	$2,282,934	$1,755,737
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.016	0.039	0.051	0.042
Net realized gain (loss) on investments	0.000[2]	(0.000)[2]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.016	0.039	0.051	0.042
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.07%	0.14%	1.64%	3.99%	5.25%	4.29%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.30%	0.30%	0.27%	0.27%	0.27%
Net investment income	0.14%[4]	0.16%	1.89%	3.70%	5.14%	4.28%
Expense waiver/reimbursement[5]	0.08%[4]	0.09%	0.11%	0.12%	0.12%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$588,277	$662,048	$1,162,306	$4,799,985	$2,534,174	$1,427,494
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.20	$1.01
Institutional Service Shares	$1,000	$1,000.10	$2.17
Institutional Capital Shares	$1,000	$1,000.70	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,023.04	$2.19
Institutional Capital Shares	$1,000	$1,023.69	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.43%
Institutional Capital Shares	0.30%
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5

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	31.8%
Commercial Paper and Notes	30.5%
Variable Rate Instruments	26.7%
Repurchase Agreements	12.1%
Other Assets and Liabilities — Net[2]	(1.1)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.2%[4]
8-30 Days	27.7%
31-90 Days	15.3%
91-180 Days	9.7%
181 Days or more	6.2%
Other Assets and Liabilities — Net[2]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 20.3% of the Fund's portfolio.
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6

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.0%
		Finance - Automotive – 0.1%
$2,320,440	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	2,320,440
8,444,080	[1,2]	SMART (Series 2010-1US Trust), Class A1, 0.764%, 7/14/2011	8,444,080
		TOTAL	10,764,520
		Finance - Equipment – 0.6%
12,394,523	[1,2]	GE Equipment Midticket LLC, (Series 2010-1), Class A1, 0.351%, 9/14/2011	12,394,523
10,040,299	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	10,040,299
25,666,388	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	25,666,388
		TOTAL	48,101,210
		Finance - Retail – 0.3%
30,000,000	[1,2],3	Arkle Master Issuer PLC 2010-1, Class 1A, 0.461%, 2/17/2011	30,000,000
		TOTAL ASSET-BACKED SECURITIES	88,865,730
		Certificates of Deposit – 31.8%
		Finance - Banking – 31.8%
270,000,000		BNP Paribas SA, 0.500% - 0.550%, 2/14/2011 - 7/19/2011	270,000,000
35,000,000		Bank of Nova Scotia, Toronto, 0.290%, 3/2/2011	35,000,000
349,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300% - 0.310%, 2/28/2011 - 3/10/2011	349,000,000
40,000,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	40,000,000
50,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	50,000,000
401,000,000		Caisse des Depots et Consignations (CDC), 0.300% - 0.630%, 2/7/2011 - 8/15/2011	401,000,000
396,500,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.540%, 2/16/2011 - 8/9/2011	396,500,000
50,000,000		Deutsche Bank AG, 0.450%, 10/7/2011	50,000,000
50,000,000		Deutsche Bank AG, 0.510%, 10/7/2011	50,000,000
159,000,000		KBC Bank N.V., 0.450%, 2/25/2011 - 2/28/2011	159,000,000
381,600,000		Mizuho Corporate Bank Ltd., 0.300% - 0.310%, 3/7/2011 - 5/3/2011	381,600,000
130,000,000		Rabobank Nederland NV, Utrecht, 0.390% - 0.500%, 6/2/2011 - 9/14/2011	130,000,000
240,000,000		Societe Generale, Paris, 0.400% - 0.500%, 4/7/2011 - 7/19/2011	240,000,000
163,000,000		Sumitomo Mitsui Banking Corp., 0.280%, 2/7/2011	163,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,715,100,000
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7

Principal Amount			Value
		Collateralized Loan Agreements – 12.0%
		Brokerage – 0.6%
$50,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.842%, 5/23/2011	50,000,000
		Finance - Banking – 11.4%
50,000,000		Barclays Capital, Inc., 0.456%, 2/11/2011	50,000,000
270,000,000		Citigroup Global Markets, Inc., 0.608% - 0.842%, 2/1/2011 - 2/22/2011	270,000,000
181,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011 - 4/26/2011	181,000,000
230,000,000		Deutsche Bank Securities, Inc., 0.406% - 0.608%, 2/1/2011 - 4/12/2011	230,000,000
90,000,000		J.P. Morgan Securities, Inc., 0.416% - 0.507%, 2/1/2011 - 2/14/2011	90,000,000
45,000,000		Mizuho Securities USA, Inc., 0.355%, 2/1/2011	45,000,000
110,000,000	[3]	RBS Securities, Inc., 0.650%, 2/1/2011	110,000,000
		TOTAL	976,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,026,000,000
		Commercial Paper – 13.8%;4
		Aerospace/Auto – 0.9%
39,900,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.370% - 0.390%, 2/3/2011 - 2/24/2011	39,892,805
5,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.430%, 2/4/2011	4,999,821
13,600,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.360% - 0.370%, 2/17/2011 - 2/28/2011	13,596,961
23,500,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.370%, 2/14/2011	23,496,860
		TOTAL	81,986,447
		Diversified – 0.1%
9,300,000	[1,2]	ITT Corp., 0.370%, 3/1/2011	9,297,324
		Finance - Banking – 8.7%
50,000,000		Bank of America Corp., 0.290%, 2/2/2011	49,999,597
50,000,000	[1,2]	Danske Corp., Inc., 0.285%, 2/25/2011	49,990,500
152,000,000	[1,2]	Grampian Funding LLC, 0.270%, 2/28/2011 - 3/2/2011	151,968,470
343,000,000		ING (U.S.) Funding LLC, 0.300% - 0.305%, 2/1/2011 - 2/16/2011	342,980,986
115,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.430% - 0.500%, 2/14/2011 - 6/3/2011	114,920,577
32,000,000	[1,2]	Surrey Funding Corporation, 0.300%, 3/9/2011	31,990,400
		TOTAL	741,850,530
		Finance - Commercial – 4.1%
347,000,000	[1,2]	Versailles Commercial Paper LLC, 0.290% - 0.310%, 2/4/2011 - 2/18/2011	346,967,970
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8

Principal Amount			Value
		Machinery/Equipment/Auto – 0.0%
$3,600,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.370% - 0.390%, 2/17/2011 - 3/11/2011	3,599,086
		TOTAL COMMERCIAL PAPER	1,183,701,357
		Corporate Bond – 1.8%
		Finance - Banking – 1.8%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.300%, 2/22/2011	150,000,000
		Loan Participation – 1.9%
		Miscellaneous – 1.9%
165,000,000		Cargill, Inc., 0.320%, 3/11/2011 - 4/19/2011	165,000,000
		Notes - Variable – 26.7%;3
		Chemicals – 0.6%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 1.670%, 2/2/2011	12,500,000
24,000,000		Louisiana Public Facilities Authority, (Series 2007A), 1.400%, 2/1/2011	24,000,000
5,000,000		Louisiana Public Facilities Authority, (Series 2008C), 1.300%, 2/1/2011	5,000,000
11,400,000		Michigan Strategic Fund, (Series 2007), 1.400%, 2/1/2011	11,400,000
		TOTAL	52,900,000
		Finance - Banking – 22.9%
12,895,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	12,895,000
40,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.310%, 2/3/2011	40,000
9,000,000		Athens-Clarke County, GA IDA, (Series 2001), (SunTrust Bank LOC), 0.750%, 2/1/2011	9,000,000
20,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.341%, 2/22/2011	20,000,000
112,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.351%, 2/7/2011	112,500,000
50,000,000		Bank of Montreal, 0.350%, 2/28/2011	50,000,000
3,590,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.410%, 2/2/2011	3,590,000
86,500,000		Barclays Bank PLC, 0.591%, 2/4/2011	86,500,000
50,000,000		Barclays Bank PLC, 0.680%, 2/28/2011	50,000,000
6,040,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	6,040,000
12,535,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	12,535,000
11,216,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	11,216,000
24,300,000		California State, (Series 2004 B-4), (Citibank NA, New York LOC), 0.230%, 2/3/2011	24,300,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$6,430,000	Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	6,430,000
5,090,000	Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 1.250%, 2/2/2011	5,090,000
5,610,000	Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.690%, 2/3/2011	5,610,000
356,000	Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	356,000
10,555,000	Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.360%, 2/3/2011	10,555,000
4,250,000	Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.360%, 2/2/2011	4,250,000
4,950,000	Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	4,950,000
245,000,000	Commonwealth Bank of Australia, 0.351%, 2/7/2011	245,000,000
4,600,000	Connecticut Water Co., (Series 2004), (RBS Citizens Bank N.A. LOC), 0.540%, 2/2/2011	4,600,000
765,000	Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.860%, 2/3/2011	765,000
5,835,000	DJD Investments, LLC, (Series 2004), (RBC Bank (USA) LOC), 0.310%, 2/3/2011	5,835,000
4,070,000	Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	4,070,000
50,000,000	Deutsche Bank AG, 0.592%, 5/23/2011	50,000,000
985,000	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/4/2011	985,000
1,040,000	Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/4/2011	1,040,000
27,945,000	Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.730%, 2/1/2011	27,945,000
8,965,000	Frogtown LLC, (Series 2004), (Comerica Bank LOC), 0.600%, 2/3/2011	8,965,000
11,600,000	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.800%, 2/3/2011	11,600,000
1,840,000	Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/4/2011	1,840,000
16,700,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 1.250%, 2/2/2011	16,700,000
3,580,000	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	3,580,000
141,000,000	JPMorgan Chase Bank, N.A., 0.260%, 2/28/2011	141,000,000
4,210,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.730%, 2/4/2011	4,210,000
25,000,000	Lloyds TSB Bank PLC, London, 1.261%, 2/7/2011	25,000,000
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Principal Amount			Value
$11,200,000		Louisiana State Offshore Terminal Authority, (Series 2003A), (SunTrust Bank LOC), 0.750%, 2/1/2011	11,200,000
8,120,000		Marsh Enterprises, LLC, (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.620%, 2/3/2011	8,120,000
17,570,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	17,570,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	16,000,000
3,380,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/1/2011	3,380,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/3/2011	3,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 0.321%, 2/10/2011	100,000,000
90,000,000		Natixis, 0.321%, 2/17/2011	90,000,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	65,000,000
40,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	40,000,000
8,295,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.330%, 2/2/2011	8,295,000
20,145,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.750%, 2/1/2011	20,145,000
125,000,000		Rabobank Nederland NV, Utrecht, 0.341%, 2/18/2011	125,000,000
100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 2.053%, 4/7/2011	100,000,000
4,555,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 2.100%, 2/3/2011	4,555,000
9,940,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.340%, 2/3/2011	9,940,000
5,840,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.590%, 2/3/2011	5,840,000
18,325,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.290%, 2/3/2011	18,325,000
7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/4/2011	7,795,000
6,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 2.100%, 2/3/2011	6,950,000
7,135,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	7,135,000
450,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.530%, 2/3/2011	450,000
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Principal Amount			Value
$8,475,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.100%, 2/3/2011	8,475,000
5,815,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/4/2011	5,815,000
63,900,000		Westpac Banking Corp. Ltd., Sydney, 0.311%, 2/4/2011	63,900,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 0.324%, 4/28/2011	25,000,327
163,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.341%, 2/14/2011	163,000,000
6,855,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.530%, 2/2/2011	6,855,000
5,140,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/2/2011	5,140,000
7,120,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.310%, 2/3/2011	7,120,000
3,000,000		York County, PA IDA, (Series 2003-B), (Assured Guaranty Municipal Corp. INS), 3.000%, 2/3/2011	3,000,000
		TOTAL	1,954,797,327
		Finance - Commercial – 1.4%
120,811,000		General Electric Capital Corp., 0.737%, 2/1/2011	120,811,000
		Finance - Retail – 0.5%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.816%, 2/15/2011	43,000,000
		Government Agency – 0.5%
4,905,000		Cunat Capital Corp., (Series 2007), (FHLB of Chicago LOC), 0.260%, 2/3/2011	4,905,000
35,005,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.310%, 2/3/2011	35,005,000
		TOTAL	39,910,000
		Insurance – 0.8%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), (Assured Guaranty Municipal Corp. INS), 0.500%, 2/2/2011	50,000,000
14,500,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1), (Assured Guaranty Corp. INS), 0.730%, 2/1/2011	14,500,000
7,000,000		Knox County, TN Health Education & Housing Facilities Board, (Sub Series B-2), (Assured Guaranty Corp. INS), 0.730%, 2/1/2011	7,000,000
		TOTAL	71,500,000
		TOTAL NOTES — VARIABLE	2,282,918,327
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Principal Amount		Value
	Repurchase Agreements – 12.1%
$631,902,000	Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321.	631,902,000
400,000,000	Repurchase agreement 0.23%, dated 1/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,002,556 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2041 and the market value of those underlying securities was $410,006,151.	400,000,000
	TOTAL REPURCHASE AGREEMENTS	1,031,902,000
	TOTAL INVESTMENTS — 101.1% (AT AMORTIZED COST)[5]	8,643,487,414
	OTHER ASSETS AND LIABILITIES - NET — (1.1)%[6]	(97,779,179)
	TOTAL NET ASSETS — 100%	$8,545,708,235
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $1,160,165,927, which represented 13.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $1,160,165,927, which represented 13.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in securities	$7,611,585,414
Investments in repurchase agreements	1,031,902,000
Total investments in securities, at amortized cost and value		$8,643,487,414
Income receivable		3,684,990
Receivable for shares sold		574,961
TOTAL ASSETS		8,647,747,365
Liabilities:
Payable for investments purchased	99,979,000
Payable for shares redeemed	1,278,405
Bank overdraft	36,912
Income distribution payable	359,430
Payable for Directors'/Trustees' fees	12,763
Payable for shareholder services fee (Note 4)	192,698
Accrued expenses	179,922
TOTAL LIABILITIES		102,039,130
Net assets for 8,545,755,514 shares outstanding		$8,545,708,235
Net Assets Consist of:
Paid-in capital		$8,545,755,514
Accumulated net realized loss on investments		(48,698)
Undistributed net investment income		1,419
TOTAL NET ASSETS		$8,545,708,235
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,086,398,097 ÷ 7,086,069,258 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$871,032,760 ÷ 871,337,680 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$588,277,378 ÷ 588,348,576 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$17,755,554
Expenses:
Investment adviser fee (Note 4)		$8,076,274
Administrative personnel and services fee (Note 4)		3,157,849
Custodian fees		164,441
Transfer and dividend disbursing agent fees and expenses		65,351
Directors'/Trustees' fees		38,602
Auditing fees		10,610
Legal fees		4,290
Portfolio accounting fees		93,825
Shareholder services fee — Institutional Service Shares (Note 4)		1,097,729
Shareholder services fee — Institutional Capital Shares (Note 4)		295,786
Account administration fee — Institutional Service Shares		135,193
Account administration fee — Institutional Capital Shares		22,190
Share registration costs		45,854
Printing and postage		32,492
Insurance premiums		14,891
Miscellaneous		23,531
TOTAL EXPENSES		13,278,908
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(3,369,041)
Waiver of administrative personnel and services fee	(84,827)
Waiver of shareholder services fee — Institutional Service Shares	(127,315)
Reimbursement of shareholder services fee — Institutional Service Shares	(4,859)
TOTAL WAIVERS AND REIMBURSEMENT		(3,586,042)
Net expenses			9,692,866
Net investment income			8,062,688
Net realized gain on investments			1,278
Change in net assets resulting from operations			$8,063,966

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,062,688	$21,509,677
Net realized gain (loss) on investments	1,278	(49,976)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,063,966	21,459,701
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,555,892)	(19,225,700)
Institutional Service Shares	(62,216)	(693,219)
Institutional Capital Shares	(448,765)	(1,323,555)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,066,873)	(21,242,474)
Share Transactions:
Proceeds from sale of shares	30,478,523,096	60,357,643,729
Net asset value of shares issued to shareholders in payment of distributions declared	5,607,542	11,992,833
Cost of shares redeemed	(30,076,810,956)	(64,364,185,287)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	407,319,682	(3,994,548,725)
Change in net assets	407,316,775	(3,994,331,498)
Net Assets:
Beginning of period	8,138,391,460	12,132,722,958
End of period (including undistributed net investment income of $1,419 and $5,604, respectively)	$8,545,708,235	$8,138,391,460

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,022,087,573	$28,022,087,573	54,483,795,175	$54,483,795,175
Shares issued to shareholders in payment of distributions declared	5,226,069	5,226,069	10,480,949	10,480,949
Shares redeemed	(27,364,633,348)	(27,364,633,348)	(56,902,534,882)	(56,902,534,882)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	662,680,294	$662,680,294	(2,408,258,758)	$(2,408,258,758)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,032,698,636	$1,032,698,636	3,241,682,882	$3,241,682,882
Shares issued to shareholders in payment of distributions declared	45,850	45,850	517,045	517,045
Shares redeemed	(1,214,336,299)	(1,214,336,299)	(4,328,213,381)	(4,328,213,381)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(181,591,813)	$(181,591,813)	(1,086,013,454)	$(1,086,013,454)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,423,736,887	$1,423,736,887	2,632,165,672	$2,632,165,672
Shares issued to shareholders in payment of distributions declared	335,623	335,623	994,839	994,839
Shares redeemed	(1,497,841,309)	(1,497,841,309)	(3,133,437,024)	(3,133,437,024)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(73,768,799)	$(73,768,799)	(500,276,513)	$(500,276,513)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	407,319,682	$407,319,682	(3,994,548,725)	$(3,994,548,725)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $3,369,041 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $84,827 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $4,859 of Semi-Annual Shareholder Report

21

Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $127,315 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur a Service Fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,895,000 and $41,285,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to, other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

8. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Prime Value Obligations Fund (the “Fund”)

(formerly, Prime Value Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

25

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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30

Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N567
Cusip 60934N583
Cusip 60934N575

Q450201 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.015	0.028	0.034	0.029
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.015	0.028	0.034	0.029
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.015)	(0.028)	(0.034)	(0.029)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.015)	(0.028)	(0.034)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	0.18%	1.49%	2.79%	3.50%	2.91%
Ratios to Average Net Assets:
Net expenses	0.21%[4,5]	0.22%[4]	0.23%[4]	0.20%[4]	0.20%	0.20%
Net investment income	0.11%[5]	0.17%	1.34%	2.67%	3.45%	2.82%
Expense waiver/reimbursement[6]	0.07%[5]	0.07%	0.08%	0.09%	0.09%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,962,851	$8,290,468	$14,743,753	$10,053,590	$6,652,945	$5,941,736
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.22%, 0.23% and 0.20% for the six months ended January 31, 2011, and for the years ended July 31, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.012	0.025	0.032	0.026
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.012	0.025	0.032	0.026
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.012)	(0.025)	(0.032)	(0.026)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.012)	(0.025)	(0.032)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.03%	1.24%	2.54%	3.24%	2.65%
Ratios to Average Net Assets:
Net expenses	0.32%[4,5]	0.37%[4]	0.48%[4]	0.45%[4]	0.45%	0.45%
Net investment income	0.01%[5]	0.02%	1.13%	2.52%	3.20%	2.61%
Expense waiver/reimbursement[6]	0.22%[5]	0.17%	0.08%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,855,886	$1,950,703	$2,924,183	$2,623,669	$2,645,622	$2,066,260
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.32%, 0.37%, 0.48% and 0.45% for the six months ended January 31, 2011, and for the years ended July 31, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.60	$1.06
Institutional Service Shares	$1,000	$1,000.10	$1.61[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.15	$1.07
Institutional Service Shares	$1,000	$1,023.59	$1.63[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Institutional Service Shares	0.32%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.35, respectively.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.2%
Municipal Notes	19.2%
Commercial Paper	2.1%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.7%
8-30 Days	4.5%
31-90 Days	1.7%
91-180 Days	6.3%
181 Days or more	10.3%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.5%;1,2
		Alabama – 2.8%
$4,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.290%, 2/3/2011	4,000,000
20,765,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	20,765,000
37,000,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.310%, 2/4/2011	37,000,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	23,000,000
14,080,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.360%, 2/3/2011	14,080,000
76,760,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.290%, 2/3/2011	76,760,000
8,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.270%, 2/3/2011	8,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.000% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	31,000,000
13,265,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	13,265,000
18,500,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	18,500,000
6,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	6,000,000
3,710,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.330%, 2/3/2011	3,710,000
43,615,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	43,615,000
		TOTAL	299,695,000
		Alaska – 1.2%
75,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.290%, 2/3/2011	75,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$50,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 2/3/2011	50,000,000
		TOTAL	125,000,000
		Arizona – 1.3%
20,000,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.340%, 2/3/2011	20,000,000
1,000,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 2/3/2011	1,000,000
3,310,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 2/3/2011	3,310,000
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.290%, 2/2/2011	2,250,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	1,800,000
21,940,000	[3,4]	Arizona State, STAGE TRUST (Series 2011-9C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 2/3/2011	21,940,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.290%, 2/3/2011	5,000,000
9,750,000		Maricopa County, AZ School District No. 48 (Scottsdale USD), (Series 2010), 2.50% Bonds, 7/1/2011	9,830,967
6,350,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.300%, 2/2/2011	6,350,000
2,415,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	2,415,000
3,010,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.380%, 2/3/2011	3,010,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 2/3/2011	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.290%, 2/3/2011	3,345,000
3,300,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/2/2011	3,300,000
4,835,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.380%, 2/3/2011	4,835,000
10,600,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.310%, 2/3/2011	10,600,000
Semi-Annual Shareholder Report

Principal Amount			Value
$28,895,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (Series 2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	28,895,000
		TOTAL	135,880,967
		California – 9.4%
60,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.280%, 2/1/2011	60,000,000
8,140,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.290%, 2/2/2011	8,140,000
8,060,000		California Educational Facilities Authority, (2008 Series B) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.340%, 2/1/2011	8,060,000
8,055,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.370%, 2/3/2011	8,055,000
18,365,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.280%, 2/2/2011	18,365,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	6,250,000
9,000,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.320%, 2/1/2011	9,000,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	10,000,000
57,000,000		California State, (Series 2003B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System) and JPMorgan Chase Bank, N.A. LOCs), 0.300%, 2/2/2011	57,000,000
34,800,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.280%, 2/3/2011	34,800,000
29,000,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.310%, 2/3/2011	29,000,000
60,000,000		California State, (Series 2005 A2-1) Weekly VRDNs (Barclays Bank PLC LOC), 0.280%, 2/2/2011	60,000,000
33,000,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2011	33,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$23,599,000		California State, GO Tax Exempt Notes, 0.33% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/8/2011	23,599,000
18,396,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/11/2011	18,396,000
34,080,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/18/2011	34,080,000
25,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/17/2011	25,000,000
55,200,000		California Statewide CDA, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.270%, 2/2/2011	55,200,000
64,185,000		California Statewide CDA, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.230%, 2/2/2011	64,185,000
21,800,000		California Statewide CDA, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.270%, 2/2/2011	21,800,000
11,950,000		California Statewide CDA, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 0.270%, 2/2/2011	11,950,000
4,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.340%, 2/3/2011	4,500,000
85,000,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 2/3/2011	85,000,000
17,300,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.310%, 2/3/2011	17,300,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	24,965,000
Semi-Annual Shareholder Report

Principal Amount			Value
$12,010,000	[3,4]	Los Angeles, CA Department of Airports, Stage Trust (Series 2010-31C), 0.37% TOBs (Los Angeles International Airport)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/5/2011	12,010,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 2/3/2011	14,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	10,065,000
10,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 2/3/2011	10,000,000
19,900,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	19,900,000
52,400,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/3/2011	52,400,000
18,600,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.390%, 2/3/2011	18,600,000
26,395,000		Northern California Transmission Agency, (Series 2002-A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	26,395,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank N.A., New York LIQ), 0.290%, 2/3/2011	10,125,000
11,170,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.290%, 2/3/2011	11,170,000
11,250,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.290%, 2/3/2011	11,250,000
24,000,000		Regents of University of California, (Series A), 0.32% CP, Mandatory Tender 3/10/2011	24,000,000
6,305,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 2/3/2011	6,305,000
17,640,000		San Jose, CA Financing Authority, (Series 2008B-1: Civic Center Garage Project) Weekly VRDNs (San Jose, CA)/(Bank of America N.A. LOC), 0.300%, 2/3/2011	17,640,000
12,540,000		San Jose, CA Financing Authority, (Series 2008B-2: Civic Center Garage Project) Weekly VRDNs (San Jose, CA)/(Union Bank, N.A. LOC), 0.300%, 2/3/2011	12,540,000
Semi-Annual Shareholder Report

Principal Amount			Value
$29,850,000		West Hills CCD Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills CCD, CA)/(Union Bank, N.A. LOC), 0.320%, 2/2/2011	29,850,000
		TOTAL	1,013,895,000
		Colorado – 1.1%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	6,510,000
38,900,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.280%, 2/2/2011	38,900,000
15,285,000		Colorado Educational & Cultural Facilities Authority, (Series A-8) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.270%, 2/1/2011	15,285,000
2,065,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	2,065,000
10,580,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.270%, 2/2/2011	10,580,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	8,625,000
11,500,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	11,500,000
21,260,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	21,260,000
		TOTAL	119,560,000
		Connecticut – 0.3%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 720053031) Weekly VRDNs (Yale University)/(Citibank N.A., New York LIQ), 0.290%, 2/3/2011	21,800,000
2,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.360%, 2/3/2011	2,500,000
10,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	10,019,846
		TOTAL	34,319,846
		District of Columbia – 0.6%
4,500,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/4/2011	4,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,920,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,920,000
7,050,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	7,050,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,000,000
14,240,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/3/2011	14,240,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	26,665,000
8,200,000	[3,4]	Washington, DC Convention Center Authority, Stage Trust (Series 2010-25C), 0.37% TOBs (Convention Center Authority)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/28/2011	8,200,000
		TOTAL	69,575,000
		Florida – 6.8%
4,755,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.280%, 2/2/2011	4,755,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	42,020,000
2,500,000		Broward County, FL School District, COP (Series 2006B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/3/2011	2,500,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.320%, 2/3/2011	28,375,000
10,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.290%, 2/3/2011	10,000,000
33,835,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 2/3/2011	33,835,000
19,785,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 2/3/2011	19,785,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 2/3/2011	18,000,000
7,200,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 2/2/2011	7,200,000
Semi-Annual Shareholder Report

Principal Amount			Value
$15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.320%, 2/3/2011	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.290%, 2/2/2011	4,705,000
8,000,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Branch Banking & Trust Co. LOC), 0.270%, 2/3/2011	8,000,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.290%, 2/3/2011	27,750,000
7,500,000		Highlands County, FL Health Facilities Authority, (Series 2009A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.260%, 2/3/2011	7,500,000
18,750,000		Highlands County, FL Health Facilities Authority, (Series 2009E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.260%, 2/3/2011	18,750,000
25,000,000		Indian River County School District, FL, (Series 2010), 2.00% TANs, 6/30/2011	25,163,144
30,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.310%, 2/2/2011	30,000,000
23,820,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.280%, 2/2/2011	23,820,000
12,870,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.260%, 2/2/2011	12,870,000
3,790,000		Miami, FL Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.280%, 2/2/2011	3,790,000
6,000,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.370%, 2/3/2011	6,000,000
5,200,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	5,200,000
11,925,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	11,925,000
7,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.310%, 2/3/2011	7,500,000
11,000,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 2/2/2011	11,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$31,060,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/3/2011	31,060,000
21,385,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/3/2011	21,385,000
36,285,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	36,285,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 2/3/2011	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 2/3/2011	22,600,000
12,600,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 0.320%, 2/2/2011	12,600,000
4,850,000		Palm Beach County, FL, (Series 2008) Weekly VRDNs (Caron Foundation of Florida, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	4,850,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.320%, 2/2/2011	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.280%, 2/3/2011	10,000,000
89,575,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.290%, 2/1/2011	89,575,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	2,125,000
		TOTAL	734,223,144
		Georgia – 2.8%
8,000,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.290%, 2/3/2011	8,000,000
6,610,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	6,610,000
12,695,000	[3,4]	Coweta County, GA Development Authority, Stage Trust (Series 2010-26C), 0.37% TOBs (Piedmont Healthcare, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 4/28/2011	12,695,000
29,785,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.330%, 2/3/2011	29,785,000
Semi-Annual Shareholder Report

Principal Amount		Value
$7,550,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.340%, 2/3/2011	7,550,000
8,085,000	DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.290%, 2/2/2011	8,085,000
11,400,000	Fayette County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	11,400,000
2,000,000	Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	2,000,000
80,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	80,000
7,915,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	7,915,000
4,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,000,000
11,150,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.280%, 2/2/2011	11,150,000
4,100,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	4,100,000
6,455,000	Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	6,455,000
20,500,000	Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 2/3/2011	20,500,000
7,500,000	Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 2/2/2011	7,500,000
5,700,000	Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 2/2/2011	5,700,000
49,350,000	Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	49,350,000
5,500,000	Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LOC), 0.350%, 2/2/2011	5,500,000
14,750,000	Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 2/2/2011	14,750,000
Semi-Annual Shareholder Report

Principal Amount			Value
$35,000,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.340%, 2/2/2011	35,000,000
34,500,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.340%, 2/2/2011	34,500,000
10,930,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	10,930,000
		TOTAL	303,555,000
		Hawaii – 0.1%
10,410,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/3/2011	10,410,000
		Idaho – 0.6%
21,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Harris, N.A. LOC), 0.280%, 2/3/2011	21,000,000
40,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	40,258,540
		TOTAL	61,258,540
		Illinois – 6.9%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.290%, 2/3/2011	12,410,000
30,450,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.310%, 2/3/2011	30,450,000
17,955,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	17,955,000
74,795,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	74,795,000
8,045,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.290%, 2/3/2011	8,045,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.320%, 2/3/2011	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	6,230,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.310%, 2/3/2011	5,250,000
15,025,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Morgan Stanley Bank LOC), 0.290%, 2/3/2011	15,025,000
Semi-Annual Shareholder Report

Principal Amount		Value
$15,400,000	Chicago, IL Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 0.270%, 2/1/2011	15,400,000
12,500,000	Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.290%, 2/2/2011	12,500,000
9,915,000	Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.340%, 2/3/2011	9,915,000
3,900,000	Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	3,900,000
52,500,000	Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/2/2011	52,500,000
1,050,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.500%, 2/3/2011	1,050,000
9,500,000	Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.300%, 2/2/2011	9,500,000
3,700,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	3,700,000
4,155,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	4,155,000
24,000,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	24,000,000
100,425,000	Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	100,425,000
38,195,000	Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/2/2011	38,195,000
15,600,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Chicago Symphony Orchestra Project)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	15,600,000
4,970,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.300%, 2/3/2011	4,970,000
50,000,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.340%, 2/2/2011	50,000,000
38,200,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.310%, 2/2/2011	38,200,000
14,950,000	Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.310%, 2/3/2011	14,950,000
8,000,000	Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	8,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 0.440%, 2/3/2011	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-09C), 0.40% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	9,885,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	2,000,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 2/3/2011	75,000,000
34,095,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 2/2/2011	34,095,000
6,545,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York Mellon LIQ), 0.290%, 2/2/2011	6,545,000
15,870,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.320%, 2/3/2011	15,870,000
9,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(Harris, N.A. LOC), 0.300%, 2/3/2011	9,995,000
		TOTAL	746,660,000
		Indiana – 1.5%
3,545,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	3,545,000
19,300,000		Indiana Development Finance Authority, (Series 2002) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	19,300,000
68,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	68,100,000
5,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	5,100,000
10,140,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York Mellon LOC), 0.300%, 2/3/2011	10,140,000
20,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/3/2011	20,250,000
Semi-Annual Shareholder Report

Principal Amount			Value
$20,465,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust (Series 2009-75C), 0.37% TOBs (Parkview Health System Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/21/2011	20,465,000
5,185,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 2/3/2011	5,185,000
3,590,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 2/3/2011	3,590,000
6,125,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 2/3/2011	6,125,000
		TOTAL	161,800,000
		Iowa – 0.6%
7,515,000		Iowa Finance Authority — Health Facilities, (Series 2009D) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	7,515,000
13,485,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	13,485,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.280%, 2/3/2011	40,000,000
		TOTAL	61,000,000
		Kansas – 0.3%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.290%, 2/3/2011	10,195,000
27,770,000		Wichita, KS, 0.50% BANs, 2/9/2012	27,783,885
		TOTAL	37,978,885
		Kentucky – 0.8%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	20,080,000
5,000,000		Russell, KY Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	5,000,000
57,180,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.280%, 2/3/2011	57,180,000
4,785,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 2/4/2011	4,785,000
		TOTAL	87,045,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Louisiana – 2.9%
$25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 2/2/2011	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.330%, 2/2/2011	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.330%, 2/2/2011	3,350,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.290%, 2/2/2011	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 2/3/2011	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	37,830,000
6,400,000		Louisiana State, UT GO Weekly VRDNs (BNP Paribas SA LOC), 0.260%, 2/2/2011	6,400,000
6,235,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.330%, 2/3/2011	6,235,000
22,000,000		St. Charles Parish, LA, (Series 2010) Weekly VRDNs (Valero Energy Corp.)/(Mizuho Bank Ltd. LOC), 0.290%, 2/2/2011	22,000,000
80,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Corp.), 0.330%, 2/2/2011	80,000,000
42,500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Corp.), 0.300%, 2/2/2011	42,500,000
		TOTAL	312,315,000
		Maine – 0.0%
3,380,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	3,380,000
		Maryland – 1.5%
5,950,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.290%, 2/3/2011	5,950,000
14,055,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(Bayerische Landesbank (Guaranteed) LOC), 0.370%, 2/2/2011	14,055,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	11,310,000
3,350,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 2/1/2011	3,350,000
Semi-Annual Shareholder Report

Principal Amount			Value
$200,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 2/4/2011	200,000
7,800,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(Bank of America N.A. LOC), 0.310%, 2/2/2011	7,800,000
3,280,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	3,280,000
5,575,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	5,575,000
22,500,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.300%, 2/3/2011	22,500,000
11,300,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	11,300,000
3,285,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.370%, 2/3/2011	3,285,000
1,301,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 2/1/2011	1,301,000
800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/2/2011	800,000
21,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 2/4/2011	21,800,000
5,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	5,300,000
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.560%, 2/3/2011	5,000,000
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	6,000,000
10,045,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/4/2011	10,045,000
14,200,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.370%, 2/3/2011	14,200,000
Semi-Annual Shareholder Report

Principal Amount			Value
$1,649,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 2/1/2011	1,649,000
945,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 2/1/2011	945,000
3,510,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/4/2011	3,510,000
500,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 2/1/2011	500,000
		TOTAL	159,655,000
		Massachusetts – 1.8%
31,600,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.270%, 2/3/2011	31,600,000
48,635,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.280%, 2/3/2011	48,635,000
15,950,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/23/2011	15,950,000
2,250,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.290%, 2/3/2011	2,250,000
7,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.53% Bonds, 2/3/2011	7,009,486
14,000,000		Framingham, MA, 1.50% BANs, 6/17/2011	14,054,040
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs, 7 Month Window (Series 2010A), 0.380%, 2/3/2011	8,000,000
37,500,000		Massachusetts Development Finance Agency, (Series 2008 C-3) Daily VRDNs (Olin College)/(RBS Citizens Bank N.A. LOC), 0.390%, 2/1/2011	37,500,000
24,255,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	24,255,000
6,400,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.280%, 2/3/2011	6,400,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.280%, 2/2/2011	5,000,000
		TOTAL	200,653,526
Semi-Annual Shareholder Report

Principal Amount			Value
		Michigan – 5.3%
$8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.360%, 2/3/2011	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	7,575,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	15,900,000
15,005,000	[3,4]	Detroit, MI Water Supply System, ROCs (Series 11172) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	15,005,000
400,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.440%, 2/2/2011	400,000
23,370,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.350%, 2/3/2011	23,370,000
6,765,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.440%, 2/3/2011	6,765,000
28,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 2/3/2011	28,000,000
28,845,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.310%, 2/3/2011	28,845,000
32,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 2/2/2011	32,500,000
15,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 2/2/2011	15,000,000
18,790,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.280%, 2/3/2011	18,790,000
5,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	5,032,447
22,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	22,194,228
600,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	600,000
2,000,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.340%, 2/3/2011	2,000,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group) MVRENs, (Subseries F-6), 0.380%, 2/3/2011	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group) MVRENs, (Subseries F-7), 0.380%, 2/3/2011	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group) MVRENs, (Subseries F-8), 0.380%, 2/3/2011	7,100,000
745,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.320%, 2/1/2011	745,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	1,965,000
7,700,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	7,700,000
2,270,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.300%, 2/3/2011	2,270,000
2,345,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.300%, 2/3/2011	2,345,000
15,995,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.350%, 2/3/2011	15,995,000
5,800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.300%, 2/3/2011	5,800,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Royal Bank of Scotland NV LOC), 0.570%, 2/3/2011	800,000
1,635,000		Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.300%, 2/2/2011	1,635,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	1,000,000
162,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	163,675,257
1,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.320%, 2/2/2011	1,500,000
5,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.290%, 2/3/2011	5,000,000
7,700,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/3/2011	7,700,000
8,320,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.290%, 2/3/2011	8,320,000
5,135,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	5,135,000
Semi-Annual Shareholder Report

Principal Amount		Value
$3,345,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	3,345,000
34,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	34,200,000
45,875,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	45,875,000
	TOTAL	572,581,932
	Minnesota – 1.9%
1,000,000	Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.500%, 2/3/2011	1,000,000
1,000,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.300%, 2/3/2011	1,000,000
4,000,000	Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,054,029
2,100,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.280%, 2/1/2011	2,100,000
2,075,000	Minneapolis, MN, (Series 1999) Weekly VRDNs (Dexia Credit Local LIQ), 0.340%, 2/3/2011	2,075,000
5,200,000	Minneapolis, MN, Convention Center Bonds (Series 2000) Daily VRDNs (Dexia Credit Local LIQ), 0.340%, 2/3/2011	5,200,000
17,510,000	Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.290%, 2/3/2011	17,510,000
6,345,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.290%, 2/3/2011	6,345,000
600,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B_2) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/1/2011	600,000
18,980,000	Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.290%, 2/2/2011	18,980,000
10,085,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	10,085,000
4,100,000	Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	4,100,000
23,000,000	Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2010), 2.00% TANs (GTD by Minnesota State), 9/1/2011	23,219,620
Semi-Annual Shareholder Report

Principal Amount			Value
$5,900,000		Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	5,900,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.270%, 2/3/2011	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.270%, 2/3/2011	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.300%, 2/4/2011	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.260%, 2/3/2011	5,085,000
5,000,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.270%, 2/2/2011	5,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	13,000,000
3,765,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	3,765,000
5,000,000		St. Cloud, MN ISD No. 742, 1.50% TANs (GTD by Minnesota State), 8/19/2011	5,027,124
45,400,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/3/2011	45,400,000
3,125,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	3,125,000
13,495,000		University of Minnesota, (Series 1999A) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.300%, 2/2/2011	13,495,000
		TOTAL	206,855,773
		Mississippi – 0.3%
12,000,000		Mississippi Business Finance Corp., (Second Series 2010) Weekly VRDNs (Mississippi Power Co.), 0.390%, 2/2/2011	12,000,000
7,115,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	7,115,000
12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	12,390,000
		TOTAL	31,505,000
		Missouri – 0.5%
19,000,000		Missouri State HEFA, (Series 2008A) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.310%, 2/2/2011	19,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$8,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.310%, 2/2/2011	8,500,000
22,000,000		St. Louis, MO, (Series 2010), 2.00% RANs, 6/1/2011	22,104,120
		TOTAL	49,604,120
		Multi-State – 0.1%
9,020,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.340%, 2/3/2011	9,020,000
		Nebraska – 1.8%
88,460,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	88,460,000
100,000,000		Nebraska Investment Finance Authority, (2010 Series B) Weekly VRDNs (FHLB of Topeka LIQ), 0.280%, 2/2/2011	100,000,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.360%, 2/3/2011	10,000,000
		TOTAL	198,460,000
		Nevada – 1.2%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 2/2/2011	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 2/2/2011	26,700,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.310%, 2/2/2011	59,850,000
9,050,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.270%, 2/2/2011	9,050,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	28,500,000
		TOTAL	130,600,000
		New Hampshire – 0.3%
26,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.320%, 2/1/2011	26,260,000
10,000,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/3/2011	10,000,000
		TOTAL	36,260,000
Semi-Annual Shareholder Report

Principal Amount			Value
		New Jersey – 4.4%
$33,321,000		Cherry Hill, NJ, (Series 2010), 1.00% BANs, 10/18/2011	33,454,957
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 2/3/2011	21,000,000
28,730,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	28,730,000
45,000,000	[3,4]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.270%, 2/1/2011	45,000,000
85,000,000	[3,4]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (JPMorgan Chase & Co. LIQ), Optional Tender 2/22/2011	85,000,000
75,000,000	[3,4]	New Jersey State, PUTTERs (Series 3849), 0.30% TOBs (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 2/8/2011	75,000,000
50,000,000	[3,4]	New Jersey State, PUTTERs (Series 3850), 0.30% TOBs (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/22/2011	50,000,000
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.300%, 2/3/2011	42,920,000
50,000,000		Union County, NJ, 1.25% BANs, 7/1/2011	50,163,562
32,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	32,067,780
8,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	8,032,538
		TOTAL	471,368,837
		New Mexico – 1.1%
5,983,000		Albuquerque, NM Airport, (Series B), 0.37% CP (Bank of New York Mellon LOC), Mandatory Tender 6/30/2011	5,983,000
117,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	117,000,000
		TOTAL	122,983,000
		New York – 10.0%
12,370,000		East Ramapo, NY CSD, 1.00% BANs, 6/17/2011	12,393,848
12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	12,350,000
18,000,000		Islip, NY Union Free School District, 1.25% TANs, 6/24/2011	18,056,168
20,900,000		Liverpool, NY CSD, (Series 2010A), 1.00% BANs, 6/17/2011	20,942,636
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (Bayerische Landesbank (Guaranteed) and Landesbank Baden-Wurttemberg (Guaranteed) LOCs), 0.330%, 2/2/2011	31,750,000
Semi-Annual Shareholder Report

Principal Amount			Value
$38,670,000		Long Island Power Authority, NY, (Series 2003H) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	38,670,000
40,000,000		Metropolitan Transportation Authority, NY, (Series 2005D-1) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 2/3/2011	40,000,000
15,030,000		Metropolitan Transportation Authority, NY, (Series 2008A) Weekly VRDNs (MTA Dedicated Tax Fund)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 2/3/2011	15,030,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	32,420,000
89,470,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 0.290%, 2/1/2011	89,470,000
28,000,000		New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit Local LIQ), 0.290%, 2/1/2011	28,000,000
23,300,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 2/1/2011	23,300,000
15,700,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-2) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/3/2011	15,700,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12292) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 2/3/2011	17,325,000
9,600,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs (Landesbank Baden-Wurttemberg (Guaranteed) LIQ), 0.320%, 2/1/2011	9,600,000
34,300,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (Landesbank Baden-Wurttemberg (Guaranteed) LIQ), 0.300%, 2/2/2011	34,300,000
18,360,000		New York City, NY Transitional Finance Authority, (Series 2007A-3) Future Tax Secured Subordinate Bonds Weekly VRDNs (Dexia Credit Local LIQ), 0.320%, 2/2/2011	18,360,000
12,015,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-E) Weekly VRDNs (Dexia Credit Local LIQ), 0.320%, 2/2/2011	12,015,000
14,600,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.300%, 2/2/2011	14,600,000
33,300,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 2/2/2011	33,300,000
5,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.290%, 2/2/2011	5,500,000
9,270,000		New York City, NY, (Series 2006E-2) Daily VRDNs (Bank of America N.A. LOC), 0.280%, 2/1/2011	9,270,000
Semi-Annual Shareholder Report

Principal Amount		Value
$327,000,000	New York Liberty Development Corporation, (Series A-1), 0.35% TOBs (World Trade Center)/(GTD by United States Treasury), Mandatory Tender 8/4/2011	327,000,000
10,670,000	New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 2/2/2011	10,670,000
35,300,000	New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 2/2/2011	35,300,000
12,500,000	New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LOC), 0.310%, 2/2/2011	12,500,000
16,000,000	New York State Local Government Assistance Corp., (Series 1995C) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LOC), 0.290%, 2/2/2011	16,000,000
15,500,000	New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LOC), 0.270%, 2/2/2011	15,500,000
25,200,000	New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/2/2011	25,200,000
11,800,000	Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	11,828,721
44,963,000	Rochester, NY, (Series II-2010), 1.25% BANs, 8/19/2011	45,170,467
15,260,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B) Weekly VRDNs (Dexia Credit Local LIQ), 0.300%, 2/2/2011	15,260,000
8,975,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 2/3/2011	8,975,000
3,625,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.280%, 2/2/2011	3,625,000
20,000,000	West Islip, NY Unified Free School District, 1.25% TANs, 6/30/2011	20,061,019
	TOTAL	1,079,442,859
	North Carolina – 1.1%
12,405,000	Charlotte, NC, 0.42% CP (Bank of America N.A. LIQ), Mandatory Tender 2/2/2011	12,405,000
19,660,000	Mecklenburg County, NC, MVRENs, 7 Month Windows (Series 2009D), 0.390%, 2/3/2011	19,660,000
9,825,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.320%, 2/2/2011	9,825,000
Semi-Annual Shareholder Report

Principal Amount			Value
$9,495,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/2/2011	9,495,000
4,875,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,875,000
4,720,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,720,000
10,720,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	10,720,000
7,500,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	7,500,000
8,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	8,000,000
2,360,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 2/1/2011	2,360,000
26,480,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	26,480,000
4,595,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,595,000
		TOTAL	120,635,000
		North Dakota – 0.3%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (Rabobank Nederland NV, Utrecht LOC), 0.320%, 2/2/2011	29,124,000
		Ohio – 2.3%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.310%, 2/3/2011	3,125,000
3,450,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	3,450,000
9,175,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.270%, 2/3/2011	9,175,000
11,155,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	11,155,000
1,705,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	1,705,000
7,885,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	7,885,000
Semi-Annual Shareholder Report

Principal Amount		Value
$5,463,000	Green City, OH, 1.50% BANs, 7/7/2011	5,483,884
4,870,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	4,870,000
11,435,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.290%, 2/3/2011	11,435,000
32,905,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	32,905,000
2,190,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	2,190,000
7,400,000	Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.360%, 2/3/2011	7,400,000
10,000,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	10,000,000
40,000,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	40,000,000
45,450,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/1/2011	45,450,000
4,600,000	Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.270%, 2/3/2011	4,600,000
15,000,000	Ohio State Higher Educational Facility Commission, (2008 Series A) Weekly VRDNs (Case Western Reserve University, OH)/(PNC Bank, N.A. LOC), 0.280%, 2/2/2011	15,000,000
4,600,000	Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 2/3/2011	4,600,000
12,085,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	12,085,000
3,820,000	Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	3,820,000
8,315,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.290%, 2/3/2011	8,315,000
5,405,000	Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.320%, 2/3/2011	5,405,000
Semi-Annual Shareholder Report

Principal Amount		Value
$4,095,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.460%, 2/3/2011	4,095,000
	TOTAL	254,148,884
	Oklahoma – 0.1%
7,545,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	7,545,000
	Pennsylvania – 8.3%
14,215,000	Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.310%, 2/3/2011	14,215,000
4,240,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	4,240,000
15,385,000	Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.360%, 2/3/2011	15,385,000
19,000,000	Allegheny County, PA, (Series 2011), 1.00% TRANs, 4/5/2011	19,020,520
5,425,000	Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.290%, 2/3/2011	5,425,000
3,900,000	Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.320%, 2/3/2011	3,900,000
11,100,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 2/3/2011	11,100,000
4,800,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.410%, 2/2/2011	4,800,000
13,140,000	Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	13,140,000
2,500,000	Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	2,500,000
3,090,000	Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.260%, 2/3/2011	3,090,000
4,120,000	Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.330%, 2/3/2011	4,120,000
7,195,000	Butler County, PA General Authority, (Series 2010) Weekly VRDNs (Canon McMillan, PA School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.330%, 2/3/2011	7,195,000
3,000,000	Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.270%, 2/2/2011	3,000,000
1,500,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.290%, 2/3/2011	1,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
$7,700,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	7,700,000
4,980,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 2/3/2011	4,980,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 2/3/2011	7,845,000
6,805,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(BNP Paribas SA LIQ), 0.340%, 2/3/2011	6,805,000
31,800,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.320%, 2/2/2011	31,800,000
48,900,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 2/2/2011	48,900,000
42,300,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.310%, 2/2/2011	42,300,000
27,995,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 2/3/2011	27,995,000
11,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	11,059,274
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.270%, 2/3/2011	4,000,000
14,700,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.700%, 2/3/2011	14,700,000
50,800,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 2/3/2011	50,800,000
23,245,000		Lehigh County, PA General Purpose Authority, (Series C of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Bank of America N.A. LOC), 0.290%, 2/1/2011	23,245,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C), 0.40% TOBs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/3/2011	11,010,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/3/2011	8,650,000
10,030,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.280%, 2/3/2011	10,030,000
5,365,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	5,365,000
Semi-Annual Shareholder Report

Principal Amount			Value
$20,170,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.37% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2011	20,170,000
1,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.540%, 2/2/2011	1,000,000
200,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.370%, 2/3/2011	200,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.280%, 2/3/2011	4,000,000
9,890,000		Pennsylvania HFA, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	9,890,000
11,815,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	11,815,000
12,145,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	12,145,000
34,815,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	34,815,000
10,500,000		Pennsylvania HFA, (Series 2010-111), 0.45% Bonds, 9/22/2011	10,500,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/3/2011	5,030,000
3,755,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.370%, 2/2/2011	3,755,000
2,930,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.290%, 2/3/2011	2,930,000
3,050,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	3,050,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008) Weekly VRDNs (St. Joseph's University)/(TD Bank, N.A. LOC), 0.260%, 2/2/2011	2,000,000
2,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/3/2011	2,700,000
9,300,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/3/2011	9,300,000
10,650,000	[3,4]	Pennsylvania State Public School Building Authority, DCL Floater Certificates (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 2/3/2011	10,650,000
Semi-Annual Shareholder Report

Principal Amount		Value
$14,710,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 2/1/2011	14,710,000
12,400,000	Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.310%, 2/3/2011	12,400,000
25,000,000	Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	25,000,000
35,000,000	Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	35,184,459
145,175,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.300%, 2/3/2011	145,175,000
34,305,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	34,305,000
31,445,000	Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	31,445,000
3,765,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.290%, 2/3/2011	3,765,000
7,000,000	Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/4/2011	7,000,000
14,200,000	Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/2/2011	14,200,000
6,000,000	Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.290%, 2/3/2011	6,000,000
	TOTAL	902,949,253
	Rhode Island – 0.5%
50,000,000	Rhode Island State and Providence Plantations, (Fiscal Year 2011 #R-1), 2.00% TANs, 6/30/2011	50,304,367
3,100,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.400%, 2/1/2011	3,100,000
	TOTAL	53,404,367
	South Carolina – 1.4%
55,695,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 2/3/2011	55,695,000
6,300,000	Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	6,300,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,500,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	4,500,000
7,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	7,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	9,110,000
5,170,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	5,170,000
44,925,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 2/2/2011	44,925,000
19,000,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.310%, 2/2/2011	19,000,000
		TOTAL	151,700,000
		Tennessee – 0.8%
9,350,000		Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	9,350,000
5,430,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	5,430,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	1,470,000
6,615,000		Bristol, TN Health and Educational Facilities Board Weekly VRDNs (King College, Inc.)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	6,615,000
11,315,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	11,315,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.320%, 2/2/2011	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.330%, 2/2/2011	8,000,000
6,040,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.610%, 2/3/2011	6,040,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.380%, 2/3/2011	25,750,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,865,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,865,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.310%, 2/3/2011	7,225,000
		TOTAL	90,360,000
		Texas – 9.0%
12,185,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/3/2011	12,185,000
25,325,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Landesbank Baden-Wurttemberg (Guaranteed) LIQ), 0.350%, 2/3/2011	25,325,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.290%, 2/3/2011	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/3/2011	24,150,000
8,430,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.470%, 2/3/2011	8,430,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	4,465,000
10,370,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	10,370,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.33% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/3/2011	28,000,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.38% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/3/2011	25,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	7,500,000
6,310,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	6,310,000
24,600,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Memorial Hermann Healthcare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 2/2/2011	24,600,000
Semi-Annual Shareholder Report

Principal Amount			Value
$13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.320%, 2/3/2011	13,000,000
14,000,000		Houston, TX Airport System, (Series 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.260%, 2/2/2011	14,000,000
9,540,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/3/2011	9,540,000
4,660,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.010%, 2/1/2011	4,660,000
9,765,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	9,765,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.300%, 2/3/2011	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.40% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	18,965,000
50,000,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.320%, 2/2/2011	50,000,000
26,505,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.290%, 2/3/2011	26,505,000
71,700,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/2/2011	71,700,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	15,000,000
82,770,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2007) Weekly VRDNs (Valley Baptist Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 2/2/2011	82,770,000
8,685,000	[3,4]	Texas State Transportation Commission, EAGLES (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.290%, 2/3/2011	8,685,000
300,000,000		Texas State, 2.00% TRANs, 8/31/2011	302,846,334
140,000,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.270%, 2/1/2011	140,000,000
10,380,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.290%, 2/2/2011	10,380,000
		TOTAL	975,781,334
Semi-Annual Shareholder Report

Principal Amount			Value
		Utah – 0.8%
$1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/2/2011	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.300%, 2/2/2011	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 0.290%, 2/3/2011	47,500,000
		TOTAL	81,715,000
		Virginia – 1.3%
27,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.260%, 2/2/2011	27,000,000
11,073,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.360%, 2/3/2011	11,073,000
2,775,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 1.800%, 2/3/2011	2,775,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	9,375,000
19,430,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	19,430,000
15,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.320%, 2/3/2011	15,000,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group) MVRENs, (Series 2010 C), 0.410%, 2/3/2011	9,250,000
7,200,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 2/1/2011	7,200,000
19,125,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	19,125,000
7,695,000		Virginia Commonwealth University Health System Authority, (Series B) Daily VRDNs (Branch Banking & Trust Co. LOC), 0.280%, 2/1/2011	7,695,000
8,675,000		Virginia Commonwealth University Health System Authority, (Series B) Daily VRDNs (Wells Fargo Bank, N.A. LOC), 0.280%, 2/1/2011	8,675,000
		TOTAL	136,598,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Washington – 0.3%
$3,380,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	3,380,000
17,095,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.38% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/3/2011	17,095,000
17,100,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	17,100,000
		TOTAL	37,575,000
		Wisconsin – 3.8%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.340%, 2/3/2011	22,000,000
12,900,000		Oconomowoc, WI Area School District, 1.25% TRANs, 8/25/2011	12,961,318
6,950,000		Oshkosh, WI School District, 1.50% TRANs, 9/22/2011	6,994,090
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 2/3/2011	3,935,000
25,000,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Bank of Montreal LOC), 0.290%, 2/2/2011	25,000,000
17,235,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	17,235,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.330%, 2/3/2011	51,000,000
10,400,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Agnesian Healthcare, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	10,400,000
4,890,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	4,890,000
4,040,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	4,040,000
40,800,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	40,800,000
212,500,000		Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	213,661,077
		TOTAL	412,916,485
Semi-Annual Shareholder Report

Principal Amount		Value
	Wyoming – 0.3%
$3,760,000	Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/2/2011	3,760,000
25,010,000	Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.290%, 2/3/2011	25,010,000
	TOTAL	28,770,000
	TOTAL MUNICIPAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[5]	10,869,763,752
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[6]	(51,026,651)
	TOTAL NET ASSETS — 100%	$10,818,737,101

At January 31, 2011, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund primarily invests in securities rated in the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $1,703,380,000, which represented 15.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $1,703,380,000, which represented 15.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
INS	— Insured
ISD	— Independent School District
LIQs	— Liquidity Agreements
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$10,869,763,752
Cash		3,686,907
Income receivable		13,250,197
Receivable for investments sold		87,822,778
Receivable for shares sold		3,832,834
TOTAL ASSETS		10,978,356,468
Liabilities:
Payable for investments purchased	$155,521,049
Payable for shares redeemed	3,335,212
Income distribution payable	502,409
Payable for Directors'/Trustees' fees	20,237
Payable for shareholder services fee (Note 4)	85,159
Accrued expenses	155,301
TOTAL LIABILITIES		159,619,367
Net assets for 10,818,690,562 shares outstanding		$10,818,737,101
Net Assets Consist of:
Paid-in capital		$10,818,671,079
Accumulated net realized gain on investments		76,171
Distributions in excess of net investment income		(10,149)
TOTAL NET ASSETS		$10,818,737,101
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$8,962,850,617 ÷ 8,963,142,519 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,855,886,484 ÷ 1,855,548,043 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$17,329,479
Expenses:
Investment adviser fee (Note 4)		$10,508,138
Administrative personnel and services fee (Note 4)		4,108,614
Custodian fees		179,654
Transfer and dividend disbursing agent fees and expenses		40,936
Directors'/Trustees' fees		40,874
Auditing fees		9,855
Legal fees		9,132
Portfolio accounting fees		86,600
Shareholder services fee — Institutional Service Shares (Note 4)		1,835,961
Account administration fee — Institutional Service Shares		504,822
Share registration costs		73,801
Printing and postage		15,329
Insurance premiums		19,271
Miscellaneous		41,627
TOTAL EXPENSES		17,474,614
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(3,732,570)
Waiver of administrative personnel and services fee (Note 4)	(110,267)
Waiver of shareholder services fee — Institutional Service Shares (Note 4)	(1,051,967)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 4)	(318,954)
Reduction of custodian fees (Note 5)	(919)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(5,214,677)
Net expenses			12,259,937
Net investment income			5,069,542
Net realized gain on investments			363,578
Change in net assets resulting from operations			$5,433,120

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,069,542	$20,073,892
Net realized gain on investments	363,578	765,382
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,433,120	20,839,274
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,891,876)	(19,584,653)
Institutional Service Shares	(93,572)	(580,819)
Distributions from net realized gain on investments
Institutional Shares	(253,206)	(1,323,607)
Institutional Service Shares	(54,395)	(279,914)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,293,049)	(21,768,993)
Share Transactions:
Proceeds from sale of shares	18,201,451,257	42,027,864,810
Net asset value of shares issued to shareholders in payment of distributions declared	1,754,320	9,656,583
Cost of shares redeemed	(17,625,779,616)	(49,463,356,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	577,425,961	(7,425,835,084)
Change in net assets	577,566,032	(7,426,764,803)
Net Assets:
Beginning of period	10,241,171,069	17,667,935,872
End of period (including distributions in excess of net investment income of $(10,149) and $(94,243), respectively)	$10,818,737,101	$10,241,171,069

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,142,911,935	$16,142,911,935	37,309,415,542	$37,309,415,542
Shares issued to shareholders in payment of distributions declared	1,702,904	1,702,904	9,285,945	9,285,945
Shares redeemed	(15,472,348,786)	(15,472,348,786)	(43,771,232,041)	(43,771,232,041)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	672,266,053	$672,266,053	(6,452,530,554)	$(6,452,530,554)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,058,539,322	$2,058,539,322	4,718,449,268	$4,718,449,268
Shares issued to shareholders in payment of distributions declared	51,416	51,416	370,638	370,638
Shares redeemed	(2,153,430,830)	(2,153,430,830)	(5,692,124,436)	(5,692,124,436)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(94,840,092)	$(94,840,092)	(973,304,530)	$(973,304,530)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	577,425,961	$577,425,961	(7,425,835,084)	$(7,425,835,084)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $3,732,570 of its fee.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $110,267 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $318,954 of Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $1,051,967 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Semi-Annual Shareholder Report

Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,614,937,000 and $3,386,370,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2011, the Fund's expenses were reduced by $919 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

8. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Tax-Free Obligations Fund (the “Fund”)

(formerly, Tax-Free Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401
Cusip 60934N880

Q450202 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.015	0.028	0.034	0.029
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.015	0.028	0.034	0.029
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.015)	(0.028)	(0.034)	(0.029)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.015)	(0.028)	(0.034)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	0.18%	1.49%	2.79%	3.50%	2.91%
Ratios to Average Net Assets:
Net expenses	0.21%[4,5]	0.22%[4]	0.23%[4]	0.20%[4]	0.20%	0.20%
Net investment income	0.11%[5]	0.17%	1.34%	2.67%	3.45%	2.82%
Expense waiver/reimbursement[6]	0.07%[5]	0.07%	0.08%	0.09%	0.09%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,962,851	$8,290,468	$14,743,753	$10,053,590	$6,652,945	$5,941,736
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.22%, 0.23% and 0.20% for the six months ended January 31, 2011, and for the years ended July 31, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.60	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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3

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.2%
Municipal Notes	19.2%
Commercial Paper	2.1%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At January 31, 2011, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.7%
8-30 Days	4.5%
31-90 Days	1.7%
91-180 Days	6.3%
181 Days or more	10.3%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.5%;1,2
		Alabama – 2.8%
$4,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.290%, 2/3/2011	4,000,000
20,765,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	20,765,000
37,000,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.310%, 2/4/2011	37,000,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	23,000,000
14,080,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.360%, 2/3/2011	14,080,000
76,760,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.290%, 2/3/2011	76,760,000
8,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.270%, 2/3/2011	8,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.000% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	31,000,000
13,265,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	13,265,000
18,500,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	18,500,000
6,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	6,000,000
3,710,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.330%, 2/3/2011	3,710,000
43,615,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	43,615,000
		TOTAL	299,695,000
		Alaska – 1.2%
75,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.290%, 2/3/2011	75,000,000
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Principal Amount			Value
$50,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 2/3/2011	50,000,000
		TOTAL	125,000,000
		Arizona – 1.3%
20,000,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.340%, 2/3/2011	20,000,000
1,000,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 2/3/2011	1,000,000
3,310,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 2/3/2011	3,310,000
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.290%, 2/2/2011	2,250,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	1,800,000
21,940,000	[3,4]	Arizona State, STAGE TRUST (Series 2011-9C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 2/3/2011	21,940,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.290%, 2/3/2011	5,000,000
9,750,000		Maricopa County, AZ School District No. 48 (Scottsdale USD), (Series 2010), 2.50% Bonds, 7/1/2011	9,830,967
6,350,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.300%, 2/2/2011	6,350,000
2,415,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	2,415,000
3,010,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.380%, 2/3/2011	3,010,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 2/3/2011	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.290%, 2/3/2011	3,345,000
3,300,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/2/2011	3,300,000
4,835,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.380%, 2/3/2011	4,835,000
10,600,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.310%, 2/3/2011	10,600,000
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Principal Amount			Value
$28,895,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (Series 2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	28,895,000
		TOTAL	135,880,967
		California – 9.4%
60,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.280%, 2/1/2011	60,000,000
8,140,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.290%, 2/2/2011	8,140,000
8,060,000		California Educational Facilities Authority, (2008 Series B) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.340%, 2/1/2011	8,060,000
8,055,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.370%, 2/3/2011	8,055,000
18,365,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.280%, 2/2/2011	18,365,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	6,250,000
9,000,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.320%, 2/1/2011	9,000,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	10,000,000
57,000,000		California State, (Series 2003B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System) and JPMorgan Chase Bank, N.A. LOCs), 0.300%, 2/2/2011	57,000,000
34,800,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.280%, 2/3/2011	34,800,000
29,000,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 0.310%, 2/3/2011	29,000,000
60,000,000		California State, (Series 2005 A2-1) Weekly VRDNs (Barclays Bank PLC LOC), 0.280%, 2/2/2011	60,000,000
33,000,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2011	33,000,000
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Principal Amount			Value
$23,599,000		California State, GO Tax Exempt Notes, 0.33% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/8/2011	23,599,000
18,396,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/11/2011	18,396,000
34,080,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/18/2011	34,080,000
25,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/17/2011	25,000,000
55,200,000		California Statewide CDA, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.270%, 2/2/2011	55,200,000
64,185,000		California Statewide CDA, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.230%, 2/2/2011	64,185,000
21,800,000		California Statewide CDA, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.270%, 2/2/2011	21,800,000
11,950,000		California Statewide CDA, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 0.270%, 2/2/2011	11,950,000
4,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.340%, 2/3/2011	4,500,000
85,000,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 2/3/2011	85,000,000
17,300,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.310%, 2/3/2011	17,300,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	24,965,000
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Principal Amount			Value
$12,010,000	[3,4]	Los Angeles, CA Department of Airports, Stage Trust (Series 2010-31C), 0.37% TOBs (Los Angeles International Airport)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/5/2011	12,010,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 2/3/2011	14,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	10,065,000
10,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 2/3/2011	10,000,000
19,900,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	19,900,000
52,400,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/3/2011	52,400,000
18,600,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.390%, 2/3/2011	18,600,000
26,395,000		Northern California Transmission Agency, (Series 2002-A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	26,395,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank N.A., New York LIQ), 0.290%, 2/3/2011	10,125,000
11,170,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.290%, 2/3/2011	11,170,000
11,250,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.290%, 2/3/2011	11,250,000
24,000,000		Regents of University of California, (Series A), 0.32% CP, Mandatory Tender 3/10/2011	24,000,000
6,305,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 2/3/2011	6,305,000
17,640,000		San Jose, CA Financing Authority, (Series 2008B-1: Civic Center Garage Project) Weekly VRDNs (San Jose, CA)/(Bank of America N.A. LOC), 0.300%, 2/3/2011	17,640,000
12,540,000		San Jose, CA Financing Authority, (Series 2008B-2: Civic Center Garage Project) Weekly VRDNs (San Jose, CA)/(Union Bank, N.A. LOC), 0.300%, 2/3/2011	12,540,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$29,850,000		West Hills CCD Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills CCD, CA)/(Union Bank, N.A. LOC), 0.320%, 2/2/2011	29,850,000
		TOTAL	1,013,895,000
		Colorado – 1.1%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	6,510,000
38,900,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.280%, 2/2/2011	38,900,000
15,285,000		Colorado Educational & Cultural Facilities Authority, (Series A-8) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.270%, 2/1/2011	15,285,000
2,065,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	2,065,000
10,580,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.270%, 2/2/2011	10,580,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	8,625,000
11,500,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	11,500,000
21,260,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	21,260,000
		TOTAL	119,560,000
		Connecticut – 0.3%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 720053031) Weekly VRDNs (Yale University)/(Citibank N.A., New York LIQ), 0.290%, 2/3/2011	21,800,000
2,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.360%, 2/3/2011	2,500,000
10,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	10,019,846
		TOTAL	34,319,846
		District of Columbia – 0.6%
4,500,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/4/2011	4,500,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$4,920,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,920,000
7,050,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	7,050,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,000,000
14,240,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/3/2011	14,240,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	26,665,000
8,200,000	[3,4]	Washington, DC Convention Center Authority, Stage Trust (Series 2010-25C), 0.37% TOBs (Convention Center Authority)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/28/2011	8,200,000
		TOTAL	69,575,000
		Florida – 6.8%
4,755,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.280%, 2/2/2011	4,755,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	42,020,000
2,500,000		Broward County, FL School District, COP (Series 2006B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/3/2011	2,500,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.320%, 2/3/2011	28,375,000
10,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.290%, 2/3/2011	10,000,000
33,835,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 2/3/2011	33,835,000
19,785,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 2/3/2011	19,785,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 2/3/2011	18,000,000
7,200,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 2/2/2011	7,200,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.320%, 2/3/2011	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.290%, 2/2/2011	4,705,000
8,000,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Branch Banking & Trust Co. LOC), 0.270%, 2/3/2011	8,000,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.290%, 2/3/2011	27,750,000
7,500,000		Highlands County, FL Health Facilities Authority, (Series 2009A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.260%, 2/3/2011	7,500,000
18,750,000		Highlands County, FL Health Facilities Authority, (Series 2009E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.260%, 2/3/2011	18,750,000
25,000,000		Indian River County School District, FL, (Series 2010), 2.00% TANs, 6/30/2011	25,163,144
30,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.310%, 2/2/2011	30,000,000
23,820,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.280%, 2/2/2011	23,820,000
12,870,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.260%, 2/2/2011	12,870,000
3,790,000		Miami, FL Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.280%, 2/2/2011	3,790,000
6,000,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.370%, 2/3/2011	6,000,000
5,200,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	5,200,000
11,925,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	11,925,000
7,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.310%, 2/3/2011	7,500,000
11,000,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 2/2/2011	11,000,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$31,060,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/3/2011	31,060,000
21,385,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/3/2011	21,385,000
36,285,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	36,285,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 2/3/2011	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 2/3/2011	22,600,000
12,600,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 0.320%, 2/2/2011	12,600,000
4,850,000		Palm Beach County, FL, (Series 2008) Weekly VRDNs (Caron Foundation of Florida, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	4,850,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.320%, 2/2/2011	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.280%, 2/3/2011	10,000,000
89,575,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.290%, 2/1/2011	89,575,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	2,125,000
		TOTAL	734,223,144
		Georgia – 2.8%
8,000,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.290%, 2/3/2011	8,000,000
6,610,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	6,610,000
12,695,000	[3,4]	Coweta County, GA Development Authority, Stage Trust (Series 2010-26C), 0.37% TOBs (Piedmont Healthcare, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 4/28/2011	12,695,000
29,785,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.330%, 2/3/2011	29,785,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
$7,550,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.340%, 2/3/2011	7,550,000
8,085,000	DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.290%, 2/2/2011	8,085,000
11,400,000	Fayette County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	11,400,000
2,000,000	Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	2,000,000
80,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	80,000
7,915,000	Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	7,915,000
4,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,000,000
11,150,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.280%, 2/2/2011	11,150,000
4,100,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	4,100,000
6,455,000	Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	6,455,000
20,500,000	Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 2/3/2011	20,500,000
7,500,000	Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 2/2/2011	7,500,000
5,700,000	Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 2/2/2011	5,700,000
49,350,000	Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	49,350,000
5,500,000	Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LOC), 0.350%, 2/2/2011	5,500,000
14,750,000	Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 2/2/2011	14,750,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$35,000,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.340%, 2/2/2011	35,000,000
34,500,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.340%, 2/2/2011	34,500,000
10,930,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	10,930,000
		TOTAL	303,555,000
		Hawaii – 0.1%
10,410,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/3/2011	10,410,000
		Idaho – 0.6%
21,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Harris, N.A. LOC), 0.280%, 2/3/2011	21,000,000
40,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	40,258,540
		TOTAL	61,258,540
		Illinois – 6.9%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.290%, 2/3/2011	12,410,000
30,450,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.310%, 2/3/2011	30,450,000
17,955,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	17,955,000
74,795,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	74,795,000
8,045,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.290%, 2/3/2011	8,045,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.320%, 2/3/2011	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	6,230,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.310%, 2/3/2011	5,250,000
15,025,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Morgan Stanley Bank LOC), 0.290%, 2/3/2011	15,025,000
Semi-Annual Shareholder Report
15

Principal Amount		Value
$15,400,000	Chicago, IL Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 0.270%, 2/1/2011	15,400,000
12,500,000	Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.290%, 2/2/2011	12,500,000
9,915,000	Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.340%, 2/3/2011	9,915,000
3,900,000	Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	3,900,000
52,500,000	Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/2/2011	52,500,000
1,050,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.500%, 2/3/2011	1,050,000
9,500,000	Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.300%, 2/2/2011	9,500,000
3,700,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	3,700,000
4,155,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	4,155,000
24,000,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	24,000,000
100,425,000	Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	100,425,000
38,195,000	Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/2/2011	38,195,000
15,600,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Chicago Symphony Orchestra Project)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	15,600,000
4,970,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.300%, 2/3/2011	4,970,000
50,000,000	Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.340%, 2/2/2011	50,000,000
38,200,000	Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.310%, 2/2/2011	38,200,000
14,950,000	Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.310%, 2/3/2011	14,950,000
8,000,000	Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	8,000,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
$11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 0.440%, 2/3/2011	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-09C), 0.40% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	9,885,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	2,000,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 2/3/2011	75,000,000
34,095,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 2/2/2011	34,095,000
6,545,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York Mellon LIQ), 0.290%, 2/2/2011	6,545,000
15,870,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.320%, 2/3/2011	15,870,000
9,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(Harris, N.A. LOC), 0.300%, 2/3/2011	9,995,000
		TOTAL	746,660,000
		Indiana – 1.5%
3,545,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/3/2011	3,545,000
19,300,000		Indiana Development Finance Authority, (Series 2002) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	19,300,000
68,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	68,100,000
5,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	5,100,000
10,140,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York Mellon LOC), 0.300%, 2/3/2011	10,140,000
20,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/3/2011	20,250,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
$20,465,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust (Series 2009-75C), 0.37% TOBs (Parkview Health System Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/21/2011	20,465,000
5,185,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 2/3/2011	5,185,000
3,590,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 2/3/2011	3,590,000
6,125,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 2/3/2011	6,125,000
		TOTAL	161,800,000
		Iowa – 0.6%
7,515,000		Iowa Finance Authority — Health Facilities, (Series 2009D) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	7,515,000
13,485,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	13,485,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.280%, 2/3/2011	40,000,000
		TOTAL	61,000,000
		Kansas – 0.3%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.290%, 2/3/2011	10,195,000
27,770,000		Wichita, KS, 0.50% BANs, 2/9/2012	27,783,885
		TOTAL	37,978,885
		Kentucky – 0.8%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	20,080,000
5,000,000		Russell, KY Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2011	5,000,000
57,180,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.280%, 2/3/2011	57,180,000
4,785,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 2/4/2011	4,785,000
		TOTAL	87,045,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		Louisiana – 2.9%
$25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 2/2/2011	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.330%, 2/2/2011	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.330%, 2/2/2011	3,350,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.290%, 2/2/2011	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 2/3/2011	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	37,830,000
6,400,000		Louisiana State, UT GO Weekly VRDNs (BNP Paribas SA LOC), 0.260%, 2/2/2011	6,400,000
6,235,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.330%, 2/3/2011	6,235,000
22,000,000		St. Charles Parish, LA, (Series 2010) Weekly VRDNs (Valero Energy Corp.)/(Mizuho Bank Ltd. LOC), 0.290%, 2/2/2011	22,000,000
80,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Corp.), 0.330%, 2/2/2011	80,000,000
42,500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Corp.), 0.300%, 2/2/2011	42,500,000
		TOTAL	312,315,000
		Maine – 0.0%
3,380,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	3,380,000
		Maryland – 1.5%
5,950,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.290%, 2/3/2011	5,950,000
14,055,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(Bayerische Landesbank (Guaranteed) LOC), 0.370%, 2/2/2011	14,055,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	11,310,000
3,350,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 2/1/2011	3,350,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
$200,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 2/4/2011	200,000
7,800,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(Bank of America N.A. LOC), 0.310%, 2/2/2011	7,800,000
3,280,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	3,280,000
5,575,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	5,575,000
22,500,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.300%, 2/3/2011	22,500,000
11,300,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	11,300,000
3,285,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.370%, 2/3/2011	3,285,000
1,301,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 2/1/2011	1,301,000
800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/2/2011	800,000
21,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 2/4/2011	21,800,000
5,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	5,300,000
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.560%, 2/3/2011	5,000,000
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	6,000,000
10,045,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/4/2011	10,045,000
14,200,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.370%, 2/3/2011	14,200,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
$1,649,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 2/1/2011	1,649,000
945,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 2/1/2011	945,000
3,510,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/4/2011	3,510,000
500,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 2/1/2011	500,000
		TOTAL	159,655,000
		Massachusetts – 1.8%
31,600,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.270%, 2/3/2011	31,600,000
48,635,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.280%, 2/3/2011	48,635,000
15,950,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/23/2011	15,950,000
2,250,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.290%, 2/3/2011	2,250,000
7,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.53% Bonds, 2/3/2011	7,009,486
14,000,000		Framingham, MA, 1.50% BANs, 6/17/2011	14,054,040
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs, 7 Month Window (Series 2010A), 0.380%, 2/3/2011	8,000,000
37,500,000		Massachusetts Development Finance Agency, (Series 2008 C-3) Daily VRDNs (Olin College)/(RBS Citizens Bank N.A. LOC), 0.390%, 2/1/2011	37,500,000
24,255,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	24,255,000
6,400,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.280%, 2/3/2011	6,400,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.280%, 2/2/2011	5,000,000
		TOTAL	200,653,526
Semi-Annual Shareholder Report
21

Principal Amount			Value
		Michigan – 5.3%
$8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.360%, 2/3/2011	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	7,575,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	15,900,000
15,005,000	[3,4]	Detroit, MI Water Supply System, ROCs (Series 11172) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	15,005,000
400,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.440%, 2/2/2011	400,000
23,370,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.350%, 2/3/2011	23,370,000
6,765,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.440%, 2/3/2011	6,765,000
28,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 2/3/2011	28,000,000
28,845,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.310%, 2/3/2011	28,845,000
32,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 2/2/2011	32,500,000
15,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 2/2/2011	15,000,000
18,790,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.280%, 2/3/2011	18,790,000
5,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	5,032,447
22,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	22,194,228
600,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	600,000
2,000,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.340%, 2/3/2011	2,000,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group) MVRENs, (Subseries F-6), 0.380%, 2/3/2011	10,000,000
Semi-Annual Shareholder Report
22

Principal Amount			Value
$10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group) MVRENs, (Subseries F-7), 0.380%, 2/3/2011	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group) MVRENs, (Subseries F-8), 0.380%, 2/3/2011	7,100,000
745,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.320%, 2/1/2011	745,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	1,965,000
7,700,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	7,700,000
2,270,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.300%, 2/3/2011	2,270,000
2,345,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.300%, 2/3/2011	2,345,000
15,995,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.350%, 2/3/2011	15,995,000
5,800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.300%, 2/3/2011	5,800,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Royal Bank of Scotland NV LOC), 0.570%, 2/3/2011	800,000
1,635,000		Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.300%, 2/2/2011	1,635,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	1,000,000
162,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	163,675,257
1,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.320%, 2/2/2011	1,500,000
5,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.290%, 2/3/2011	5,000,000
7,700,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/3/2011	7,700,000
8,320,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.290%, 2/3/2011	8,320,000
5,135,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	5,135,000
Semi-Annual Shareholder Report
23

Principal Amount		Value
$3,345,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	3,345,000
34,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	34,200,000
45,875,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	45,875,000
	TOTAL	572,581,932
	Minnesota – 1.9%
1,000,000	Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.500%, 2/3/2011	1,000,000
1,000,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.300%, 2/3/2011	1,000,000
4,000,000	Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,054,029
2,100,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.280%, 2/1/2011	2,100,000
2,075,000	Minneapolis, MN, (Series 1999) Weekly VRDNs (Dexia Credit Local LIQ), 0.340%, 2/3/2011	2,075,000
5,200,000	Minneapolis, MN, Convention Center Bonds (Series 2000) Daily VRDNs (Dexia Credit Local LIQ), 0.340%, 2/3/2011	5,200,000
17,510,000	Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.290%, 2/3/2011	17,510,000
6,345,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.290%, 2/3/2011	6,345,000
600,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B_2) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/1/2011	600,000
18,980,000	Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.290%, 2/2/2011	18,980,000
10,085,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	10,085,000
4,100,000	Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	4,100,000
23,000,000	Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2010), 2.00% TANs (GTD by Minnesota State), 9/1/2011	23,219,620
Semi-Annual Shareholder Report
24

Principal Amount			Value
$5,900,000		Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	5,900,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.270%, 2/3/2011	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.270%, 2/3/2011	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.300%, 2/4/2011	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.260%, 2/3/2011	5,085,000
5,000,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.270%, 2/2/2011	5,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	13,000,000
3,765,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	3,765,000
5,000,000		St. Cloud, MN ISD No. 742, 1.50% TANs (GTD by Minnesota State), 8/19/2011	5,027,124
45,400,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/3/2011	45,400,000
3,125,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	3,125,000
13,495,000		University of Minnesota, (Series 1999A) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.300%, 2/2/2011	13,495,000
		TOTAL	206,855,773
		Mississippi – 0.3%
12,000,000		Mississippi Business Finance Corp., (Second Series 2010) Weekly VRDNs (Mississippi Power Co.), 0.390%, 2/2/2011	12,000,000
7,115,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	7,115,000
12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	12,390,000
		TOTAL	31,505,000
		Missouri – 0.5%
19,000,000		Missouri State HEFA, (Series 2008A) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.310%, 2/2/2011	19,000,000
Semi-Annual Shareholder Report
25

Principal Amount			Value
$8,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.310%, 2/2/2011	8,500,000
22,000,000		St. Louis, MO, (Series 2010), 2.00% RANs, 6/1/2011	22,104,120
		TOTAL	49,604,120
		Multi-State – 0.1%
9,020,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.340%, 2/3/2011	9,020,000
		Nebraska – 1.8%
88,460,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	88,460,000
100,000,000		Nebraska Investment Finance Authority, (2010 Series B) Weekly VRDNs (FHLB of Topeka LIQ), 0.280%, 2/2/2011	100,000,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.360%, 2/3/2011	10,000,000
		TOTAL	198,460,000
		Nevada – 1.2%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 2/2/2011	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 2/2/2011	26,700,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.310%, 2/2/2011	59,850,000
9,050,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.270%, 2/2/2011	9,050,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	28,500,000
		TOTAL	130,600,000
		New Hampshire – 0.3%
26,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.320%, 2/1/2011	26,260,000
10,000,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/3/2011	10,000,000
		TOTAL	36,260,000
Semi-Annual Shareholder Report
26

Principal Amount			Value
		New Jersey – 4.4%
$33,321,000		Cherry Hill, NJ, (Series 2010), 1.00% BANs, 10/18/2011	33,454,957
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 2/3/2011	21,000,000
28,730,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	28,730,000
45,000,000	[3,4]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.270%, 2/1/2011	45,000,000
85,000,000	[3,4]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (JPMorgan Chase & Co. LIQ), Optional Tender 2/22/2011	85,000,000
75,000,000	[3,4]	New Jersey State, PUTTERs (Series 3849), 0.30% TOBs (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 2/8/2011	75,000,000
50,000,000	[3,4]	New Jersey State, PUTTERs (Series 3850), 0.30% TOBs (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/22/2011	50,000,000
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.300%, 2/3/2011	42,920,000
50,000,000		Union County, NJ, 1.25% BANs, 7/1/2011	50,163,562
32,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	32,067,780
8,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	8,032,538
		TOTAL	471,368,837
		New Mexico – 1.1%
5,983,000		Albuquerque, NM Airport, (Series B), 0.37% CP (Bank of New York Mellon LOC), Mandatory Tender 6/30/2011	5,983,000
117,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	117,000,000
		TOTAL	122,983,000
		New York – 10.0%
12,370,000		East Ramapo, NY CSD, 1.00% BANs, 6/17/2011	12,393,848
12,350,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	12,350,000
18,000,000		Islip, NY Union Free School District, 1.25% TANs, 6/24/2011	18,056,168
20,900,000		Liverpool, NY CSD, (Series 2010A), 1.00% BANs, 6/17/2011	20,942,636
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (Bayerische Landesbank (Guaranteed) and Landesbank Baden-Wurttemberg (Guaranteed) LOCs), 0.330%, 2/2/2011	31,750,000
Semi-Annual Shareholder Report
27

Principal Amount			Value
$38,670,000		Long Island Power Authority, NY, (Series 2003H) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/2/2011	38,670,000
40,000,000		Metropolitan Transportation Authority, NY, (Series 2005D-1) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 2/3/2011	40,000,000
15,030,000		Metropolitan Transportation Authority, NY, (Series 2008A) Weekly VRDNs (MTA Dedicated Tax Fund)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 2/3/2011	15,030,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	32,420,000
89,470,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 0.290%, 2/1/2011	89,470,000
28,000,000		New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit Local LIQ), 0.290%, 2/1/2011	28,000,000
23,300,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 2/1/2011	23,300,000
15,700,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-2) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/3/2011	15,700,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12292) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 2/3/2011	17,325,000
9,600,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs (Landesbank Baden-Wurttemberg (Guaranteed) LIQ), 0.320%, 2/1/2011	9,600,000
34,300,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (Landesbank Baden-Wurttemberg (Guaranteed) LIQ), 0.300%, 2/2/2011	34,300,000
18,360,000		New York City, NY Transitional Finance Authority, (Series 2007A-3) Future Tax Secured Subordinate Bonds Weekly VRDNs (Dexia Credit Local LIQ), 0.320%, 2/2/2011	18,360,000
12,015,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-E) Weekly VRDNs (Dexia Credit Local LIQ), 0.320%, 2/2/2011	12,015,000
14,600,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.300%, 2/2/2011	14,600,000
33,300,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 2/2/2011	33,300,000
5,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.290%, 2/2/2011	5,500,000
9,270,000		New York City, NY, (Series 2006E-2) Daily VRDNs (Bank of America N.A. LOC), 0.280%, 2/1/2011	9,270,000
Semi-Annual Shareholder Report
28

Principal Amount		Value
$327,000,000	New York Liberty Development Corporation, (Series A-1), 0.35% TOBs (World Trade Center)/(GTD by United States Treasury), Mandatory Tender 8/4/2011	327,000,000
10,670,000	New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 2/2/2011	10,670,000
35,300,000	New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 2/2/2011	35,300,000
12,500,000	New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LOC), 0.310%, 2/2/2011	12,500,000
16,000,000	New York State Local Government Assistance Corp., (Series 1995C) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LOC), 0.290%, 2/2/2011	16,000,000
15,500,000	New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (Landesbank Hessen-Thuringen (Guaranteed) LOC), 0.270%, 2/2/2011	15,500,000
25,200,000	New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/2/2011	25,200,000
11,800,000	Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	11,828,721
44,963,000	Rochester, NY, (Series II-2010), 1.25% BANs, 8/19/2011	45,170,467
15,260,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B) Weekly VRDNs (Dexia Credit Local LIQ), 0.300%, 2/2/2011	15,260,000
8,975,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 2/3/2011	8,975,000
3,625,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.280%, 2/2/2011	3,625,000
20,000,000	West Islip, NY Unified Free School District, 1.25% TANs, 6/30/2011	20,061,019
	TOTAL	1,079,442,859
	North Carolina – 1.1%
12,405,000	Charlotte, NC, 0.42% CP (Bank of America N.A. LIQ), Mandatory Tender 2/2/2011	12,405,000
19,660,000	Mecklenburg County, NC, MVRENs, 7 Month Windows (Series 2009D), 0.390%, 2/3/2011	19,660,000
9,825,000	New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.320%, 2/2/2011	9,825,000
Semi-Annual Shareholder Report
29

Principal Amount			Value
$9,495,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/2/2011	9,495,000
4,875,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,875,000
4,720,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,720,000
10,720,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	10,720,000
7,500,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	7,500,000
8,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	8,000,000
2,360,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 2/1/2011	2,360,000
26,480,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	26,480,000
4,595,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,595,000
		TOTAL	120,635,000
		North Dakota – 0.3%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (Rabobank Nederland NV, Utrecht LOC), 0.320%, 2/2/2011	29,124,000
		Ohio – 2.3%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.310%, 2/3/2011	3,125,000
3,450,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	3,450,000
9,175,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.270%, 2/3/2011	9,175,000
11,155,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	11,155,000
1,705,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 2/3/2011	1,705,000
7,885,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	7,885,000
Semi-Annual Shareholder Report
30

Principal Amount		Value
$5,463,000	Green City, OH, 1.50% BANs, 7/7/2011	5,483,884
4,870,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	4,870,000
11,435,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.290%, 2/3/2011	11,435,000
32,905,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	32,905,000
2,190,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	2,190,000
7,400,000	Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.360%, 2/3/2011	7,400,000
10,000,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	10,000,000
40,000,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	40,000,000
45,450,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/1/2011	45,450,000
4,600,000	Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.270%, 2/3/2011	4,600,000
15,000,000	Ohio State Higher Educational Facility Commission, (2008 Series A) Weekly VRDNs (Case Western Reserve University, OH)/(PNC Bank, N.A. LOC), 0.280%, 2/2/2011	15,000,000
4,600,000	Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 2/3/2011	4,600,000
12,085,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	12,085,000
3,820,000	Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	3,820,000
8,315,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.290%, 2/3/2011	8,315,000
5,405,000	Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.320%, 2/3/2011	5,405,000
Semi-Annual Shareholder Report
31

Principal Amount		Value
$4,095,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.460%, 2/3/2011	4,095,000
	TOTAL	254,148,884
	Oklahoma – 0.1%
7,545,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	7,545,000
	Pennsylvania – 8.3%
14,215,000	Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.310%, 2/3/2011	14,215,000
4,240,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	4,240,000
15,385,000	Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.360%, 2/3/2011	15,385,000
19,000,000	Allegheny County, PA, (Series 2011), 1.00% TRANs, 4/5/2011	19,020,520
5,425,000	Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.290%, 2/3/2011	5,425,000
3,900,000	Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.320%, 2/3/2011	3,900,000
11,100,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 2/3/2011	11,100,000
4,800,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.410%, 2/2/2011	4,800,000
13,140,000	Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	13,140,000
2,500,000	Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	2,500,000
3,090,000	Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.260%, 2/3/2011	3,090,000
4,120,000	Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.330%, 2/3/2011	4,120,000
7,195,000	Butler County, PA General Authority, (Series 2010) Weekly VRDNs (Canon McMillan, PA School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.330%, 2/3/2011	7,195,000
3,000,000	Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.270%, 2/2/2011	3,000,000
1,500,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.290%, 2/3/2011	1,500,000
Semi-Annual Shareholder Report
32

Principal Amount			Value
$7,700,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	7,700,000
4,980,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 2/3/2011	4,980,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 2/3/2011	7,845,000
6,805,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(BNP Paribas SA LIQ), 0.340%, 2/3/2011	6,805,000
31,800,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.320%, 2/2/2011	31,800,000
48,900,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 2/2/2011	48,900,000
42,300,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.310%, 2/2/2011	42,300,000
27,995,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 2/3/2011	27,995,000
11,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	11,059,274
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.270%, 2/3/2011	4,000,000
14,700,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.700%, 2/3/2011	14,700,000
50,800,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.330%, 2/3/2011	50,800,000
23,245,000		Lehigh County, PA General Purpose Authority, (Series C of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Bank of America N.A. LOC), 0.290%, 2/1/2011	23,245,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C), 0.40% TOBs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/3/2011	11,010,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/3/2011	8,650,000
10,030,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.280%, 2/3/2011	10,030,000
5,365,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	5,365,000
Semi-Annual Shareholder Report
33

Principal Amount			Value
$20,170,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.37% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2011	20,170,000
1,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.540%, 2/2/2011	1,000,000
200,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.370%, 2/3/2011	200,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.280%, 2/3/2011	4,000,000
9,890,000		Pennsylvania HFA, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	9,890,000
11,815,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	11,815,000
12,145,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	12,145,000
34,815,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	34,815,000
10,500,000		Pennsylvania HFA, (Series 2010-111), 0.45% Bonds, 9/22/2011	10,500,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/3/2011	5,030,000
3,755,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.370%, 2/2/2011	3,755,000
2,930,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.290%, 2/3/2011	2,930,000
3,050,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	3,050,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008) Weekly VRDNs (St. Joseph's University)/(TD Bank, N.A. LOC), 0.260%, 2/2/2011	2,000,000
2,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/3/2011	2,700,000
9,300,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/3/2011	9,300,000
10,650,000	[3,4]	Pennsylvania State Public School Building Authority, DCL Floater Certificates (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 2/3/2011	10,650,000
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34

Principal Amount		Value
$14,710,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 2/1/2011	14,710,000
12,400,000	Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.310%, 2/3/2011	12,400,000
25,000,000	Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.270%, 2/3/2011	25,000,000
35,000,000	Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	35,184,459
145,175,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.300%, 2/3/2011	145,175,000
34,305,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	34,305,000
31,445,000	Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	31,445,000
3,765,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.290%, 2/3/2011	3,765,000
7,000,000	Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/4/2011	7,000,000
14,200,000	Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/2/2011	14,200,000
6,000,000	Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.290%, 2/3/2011	6,000,000
	TOTAL	902,949,253
	Rhode Island – 0.5%
50,000,000	Rhode Island State and Providence Plantations, (Fiscal Year 2011 #R-1), 2.00% TANs, 6/30/2011	50,304,367
3,100,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.400%, 2/1/2011	3,100,000
	TOTAL	53,404,367
	South Carolina – 1.4%
55,695,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 2/3/2011	55,695,000
6,300,000	Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	6,300,000
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Principal Amount			Value
$4,500,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	4,500,000
7,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	7,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	9,110,000
5,170,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	5,170,000
44,925,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 2/2/2011	44,925,000
19,000,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.310%, 2/2/2011	19,000,000
		TOTAL	151,700,000
		Tennessee – 0.8%
9,350,000		Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	9,350,000
5,430,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	5,430,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	1,470,000
6,615,000		Bristol, TN Health and Educational Facilities Board Weekly VRDNs (King College, Inc.)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	6,615,000
11,315,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	11,315,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.320%, 2/2/2011	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.330%, 2/2/2011	8,000,000
6,040,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.610%, 2/3/2011	6,040,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.380%, 2/3/2011	25,750,000
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Principal Amount			Value
$4,865,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,865,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.310%, 2/3/2011	7,225,000
		TOTAL	90,360,000
		Texas – 9.0%
12,185,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/3/2011	12,185,000
25,325,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Landesbank Baden-Wurttemberg (Guaranteed) LIQ), 0.350%, 2/3/2011	25,325,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.290%, 2/3/2011	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/3/2011	24,150,000
8,430,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.470%, 2/3/2011	8,430,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	4,465,000
10,370,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	10,370,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.33% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/3/2011	28,000,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.38% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/3/2011	25,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	7,500,000
6,310,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	6,310,000
24,600,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Memorial Hermann Healthcare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 2/2/2011	24,600,000
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Principal Amount			Value
$13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.320%, 2/3/2011	13,000,000
14,000,000		Houston, TX Airport System, (Series 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.260%, 2/2/2011	14,000,000
9,540,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/3/2011	9,540,000
4,660,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.010%, 2/1/2011	4,660,000
9,765,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	9,765,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.300%, 2/3/2011	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.40% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	18,965,000
50,000,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.320%, 2/2/2011	50,000,000
26,505,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.290%, 2/3/2011	26,505,000
71,700,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/2/2011	71,700,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(Bank of America N.A. LOC), 0.320%, 2/3/2011	15,000,000
82,770,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2007) Weekly VRDNs (Valley Baptist Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 2/2/2011	82,770,000
8,685,000	[3,4]	Texas State Transportation Commission, EAGLES (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.290%, 2/3/2011	8,685,000
300,000,000		Texas State, 2.00% TRANs, 8/31/2011	302,846,334
140,000,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.270%, 2/1/2011	140,000,000
10,380,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.290%, 2/2/2011	10,380,000
		TOTAL	975,781,334
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Principal Amount			Value
		Utah – 0.8%
$1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/2/2011	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/2/2011	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.300%, 2/2/2011	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 0.290%, 2/3/2011	47,500,000
		TOTAL	81,715,000
		Virginia – 1.3%
27,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.260%, 2/2/2011	27,000,000
11,073,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.360%, 2/3/2011	11,073,000
2,775,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 1.800%, 2/3/2011	2,775,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	9,375,000
19,430,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	19,430,000
15,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.320%, 2/3/2011	15,000,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group) MVRENs, (Series 2010 C), 0.410%, 2/3/2011	9,250,000
7,200,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 2/1/2011	7,200,000
19,125,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	19,125,000
7,695,000		Virginia Commonwealth University Health System Authority, (Series B) Daily VRDNs (Branch Banking & Trust Co. LOC), 0.280%, 2/1/2011	7,695,000
8,675,000		Virginia Commonwealth University Health System Authority, (Series B) Daily VRDNs (Wells Fargo Bank, N.A. LOC), 0.280%, 2/1/2011	8,675,000
		TOTAL	136,598,000
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Principal Amount			Value
		Washington – 0.3%
$3,380,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	3,380,000
17,095,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.38% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/3/2011	17,095,000
17,100,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	17,100,000
		TOTAL	37,575,000
		Wisconsin – 3.8%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.340%, 2/3/2011	22,000,000
12,900,000		Oconomowoc, WI Area School District, 1.25% TRANs, 8/25/2011	12,961,318
6,950,000		Oshkosh, WI School District, 1.50% TRANs, 9/22/2011	6,994,090
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 2/3/2011	3,935,000
25,000,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Bank of Montreal LOC), 0.290%, 2/2/2011	25,000,000
17,235,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	17,235,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.330%, 2/3/2011	51,000,000
10,400,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Agnesian Healthcare, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	10,400,000
4,890,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	4,890,000
4,040,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	4,040,000
40,800,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 2/3/2011	40,800,000
212,500,000		Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	213,661,077
		TOTAL	412,916,485
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40

Principal Amount		Value
	Wyoming – 0.3%
$3,760,000	Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/2/2011	3,760,000
25,010,000	Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.290%, 2/3/2011	25,010,000
	TOTAL	28,770,000
	TOTAL MUNICIPAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[5]	10,869,763,752
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[6]	(51,026,651)
	TOTAL NET ASSETS — 100%	$10,818,737,101

At January 31, 2011, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund primarily invests in securities rated in the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $1,703,380,000, which represented 15.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $1,703,380,000, which represented 15.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

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41

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

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42

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
INS	— Insured
ISD	— Independent School District
LIQs	— Liquidity Agreements
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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43

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$10,869,763,752
Cash		3,686,907
Income receivable		13,250,197
Receivable for investments sold		87,822,778
Receivable for shares sold		3,832,834
TOTAL ASSETS		10,978,356,468
Liabilities:
Payable for investments purchased	$155,521,049
Payable for shares redeemed	3,335,212
Income distribution payable	502,409
Payable for Directors'/Trustees' fees	20,237
Payable for shareholder services fee (Note 4)	85,159
Accrued expenses	155,301
TOTAL LIABILITIES		159,619,367
Net assets for 10,818,690,562 shares outstanding		$10,818,737,101
Net Assets Consist of:
Paid-in capital		$10,818,671,079
Accumulated net realized gain on investments		76,171
Distributions in excess of net investment income		(10,149)
TOTAL NET ASSETS		$10,818,737,101
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$8,962,850,617 ÷ 8,963,142,519 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,855,886,484 ÷ 1,855,548,043 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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44

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$17,329,479
Expenses:
Investment adviser fee (Note 4)		$10,508,138
Administrative personnel and services fee (Note 4)		4,108,614
Custodian fees		179,654
Transfer and dividend disbursing agent fees and expenses		40,936
Directors'/Trustees' fees		40,874
Auditing fees		9,855
Legal fees		9,132
Portfolio accounting fees		86,600
Shareholder services fee — Institutional Service Shares (Note 4)		1,835,961
Account administration fee — Institutional Service Shares		504,822
Share registration costs		73,801
Printing and postage		15,329
Insurance premiums		19,271
Miscellaneous		41,627
TOTAL EXPENSES		17,474,614
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(3,732,570)
Waiver of administrative personnel and services fee (Note 4)	(110,267)
Waiver of shareholder services fee — Institutional Service Shares (Note 4)	(1,051,967)
Reimbursement of shareholder services fee — Institutional Service Shares (Note 4)	(318,954)
Reduction of custodian fees (Note 5)	(919)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(5,214,677)
Net expenses			12,259,937
Net investment income			5,069,542
Net realized gain on investments			363,578
Change in net assets resulting from operations			$5,433,120

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,069,542	$20,073,892
Net realized gain on investments	363,578	765,382
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,433,120	20,839,274
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,891,876)	(19,584,653)
Institutional Service Shares	(93,572)	(580,819)
Distributions from net realized gain on investments
Institutional Shares	(253,206)	(1,323,607)
Institutional Service Shares	(54,395)	(279,914)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,293,049)	(21,768,993)
Share Transactions:
Proceeds from sale of shares	18,201,451,257	42,027,864,810
Net asset value of shares issued to shareholders in payment of distributions declared	1,754,320	9,656,583
Cost of shares redeemed	(17,625,779,616)	(49,463,356,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	577,425,961	(7,425,835,084)
Change in net assets	577,566,032	(7,426,764,803)
Net Assets:
Beginning of period	10,241,171,069	17,667,935,872
End of period (including distributions in excess of net investment income of $(10,149) and $(94,243), respectively)	$10,818,737,101	$10,241,171,069

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,142,911,935	$16,142,911,935	37,309,415,542	$37,309,415,542
Shares issued to shareholders in payment of distributions declared	1,702,904	1,702,904	9,285,945	9,285,945
Shares redeemed	(15,472,348,786)	(15,472,348,786)	(43,771,232,041)	(43,771,232,041)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	672,266,053	$672,266,053	(6,452,530,554)	$(6,452,530,554)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,058,539,322	$2,058,539,322	4,718,449,268	$4,718,449,268
Shares issued to shareholders in payment of distributions declared	51,416	51,416	370,638	370,638
Shares redeemed	(2,153,430,830)	(2,153,430,830)	(5,692,124,436)	(5,692,124,436)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(94,840,092)	$(94,840,092)	(973,304,530)	$(973,304,530)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	577,425,961	$577,425,961	(7,425,835,084)	$(7,425,835,084)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $3,732,570 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $110,267 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $318,954 of Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $1,051,967 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the six months ended January 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,614,937,000 and $3,386,370,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2011, the Fund's expenses were reduced by $919 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

8. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Tax-Free Obligations Fund (the “Fund”)

(formerly, Tax-Free Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

53

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401

40128 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Institutional Shares
Institutional Service Shares
Institutional Capital Shares
Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.005	0.030	0.051	0.041
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.005	0.030	0.051	0.041
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.005)	(0.030)	(0.051)	(0.041)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.005)	(0.030)	(0.051)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.02%	0.47%	3.09%	5.17%	4.20%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.18%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.02%[4]	0.02%	0.46%	2.75%	5.04%	4.14%
Expense waiver/reimbursement[5]	0.09%[4]	0.10%	0.08%	0.08%	0.09%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,907,327	$9,951,813	$15,279,432	$17,018,264	$6,723,409	$6,419,380
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.003	0.028	0.048	0.039
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.003	0.028	0.048	0.039
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.003)	(0.028)	(0.048)	(0.039)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.003)	(0.028)	(0.048)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.28%	2.83%	4.91%	3.94%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.20%	0.43%	0.45%	0.45%	0.45%
Net investment income	0.01%[4]	0.01%	0.29%	2.86%	4.79%	3.87%
Expense waiver/reimbursement[5]	0.33%[4]	0.33%	0.13%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,596,868	$4,335,717	$4,009,139	$5,863,864	$6,123,403	$5,712,346
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.004	0.029	0.050	0.040
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.004	0.029	0.050	0.040
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.004)	(0.029)	(0.050)	(0.040)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.004)	(0.029)	(0.050)	(0.040)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.37%	2.99%	5.06%	4.09%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.21%	0.33%	0.30%	0.30%	0.30%
Net investment income	0.01%[4]	0.01%	0.28%	2.73%	4.94%	4.07%
Expense waiver/reimbursement[5]	0.18%[4]	0.17%	0.08%	0.08%	0.09%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,084,447	$748,595	$2,411,738	$1,640,798	$1,138,133	$1,037,466
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.002	0.026	0.046	0.036
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.002	0.026	0.046	0.036
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.002)	(0.026)	(0.046)	(0.036)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.002)	(0.026)	(0.046)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.22%	2.59%	4.66%	3.68%
Ratios to Average Net Assets:
Net expenses	0.21%[4]	0.20%	0.51%	0.69%	0.70%	0.70%
Net investment income	0.01%[4]	0.01%	0.28%	2.62%	4.56%	3.70%
Expense waiver/reimbursement[5]	0.58%[4]	0.58%	0.30%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,049,733	$714,267	$552,204	$1,125,269	$1,158,283	$791,547
1	Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$1.01
Institutional Service Shares	$1,000	$1,000.10	$1.06[2]
Institutional Capital Shares	$1,000	$1,000.10	$1.06[3]
Trust Shares	$1,000	$1,000.10	$1.06[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Institutional Service Shares	$1,000	$1,024.15	$1.07[2]
Institutional Capital Shares	$1,000	$1,024.15	$1.07[3]
Trust Shares	$1,000	$1,024.15	$1.07[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Institutional Service Shares	0.21%
Institutional Capital Shares	0.21%
Trust Shares	0.21%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Capital Shares current annualized net expense ratio of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
Semi-Annual Shareholder Report
6

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	77.6%
U.S Treasury Securities	22.2%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.2%
8-30 Days	2.2%
31-90 Days	18.9%
91-180 Days	0.9%
181 Days or more	9.6%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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7

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 77.6%
$1,000,000,000		Repurchase agreement 0.17%, dated 1/26/2011 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,033,056 on 2/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,052,848.	1,000,000,000
550,000,000		Interest in $650,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Bank of Montreal will repurchase securities provided as collateral for $650,003,792 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $663,003,880.	550,000,000
1,685,000,000	[1]	Interest in $1,825,000,000 joint repurchase agreement 0.18%, dated 1/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,825,547,500 on 3/21/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,861,611,762.	1,685,000,000
2,055,495,000		Interest in $9,725,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,725,056,729 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $9,919,557,878.	2,055,495,000
1,500,000,000		Interest in $3,250,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,250,019,861 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2020 and the market value of those underlying securities was $3,315,020,305.	1,500,000,000
100,000,000		Repurchase agreement 0.22%, dated 1/31/2011 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,611 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2015 and the market value of those underlying securities was $102,003,857.	100,000,000
280,000,000		Interest in $500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Citibank, N.A. will repurchase a security provided as collateral for $500,003,056 on 2/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/31/2017 and the market value of that underlying security was $510,003,150.	280,000,000
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8

Principal Amount			Value
$390,000,000		Interest in $500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Citigroup Global Markets, Inc. will repurchase a security provided as collateral for $500,003,056 on 2/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2011 and the market value of that underlying security was $510,003,168.	390,000,000
2,900,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,018,333 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $3,060,018,723.	2,900,000,000
25,000,000		Interest in $125,000,000 joint repurchase agreement 0.12%, dated 1/31/2011 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $125,000,417 on 2/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/31/2016 and the market value of that underlying security was $127,500,427.	25,000,000
200,000,000		Interest in $300,000,000 joint repurchase agreement 0.20%, dated 1/31/2011 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $300,001,667 on 2/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2020 and the market value of that underlying security was $306,002,811.	200,000,000
304,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.16%, dated 11/9/2010 under which Merrill Lynch, Pierce, Fenner & Smith will repurchase securities provided as collateral for $350,140,000 on 2/7/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 10/20/2011 and the market value of those underlying securities was $357,133,333.	304,000,000
1,146,000,000		Interest in $2,400,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,400,014,667 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $2,448,001,043.	1,146,000,000
300,000,000		Repurchase agreement 0.20%, dated 1/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $300,001,667 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $306,001,763.	300,000,000
505,000,000		Interest in $725,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $725,004,229 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $739,504,357.	505,000,000
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9

Principal Amount		Value
$750,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,000,006,111 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,020,006,311.	750,000,000
	TOTAL REPURCHASE AGREEMENTS	13,690,495,000
	U.S. Treasury – 22.2%
372,000,000	United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	377,575,021
474,000,000	United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	474,874,987
1,178,000,000	United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	1,184,818,869
125,000,000	United States Treasury Notes, 0.875%, 1/31/2012	125,653,841
387,000,000	United States Treasury Notes, 0.875%, 2/28/2011	387,172,963
100,000,000	United States Treasury Notes, 1.000%, 9/30/2011	100,475,728
127,000,000	United States Treasury Notes, 1.750%, 11/15/2011	128,474,086
777,500,000	United States Treasury Notes, 4.625%, 8/31/2011	797,071,052
164,000,000	United States Treasury Notes, 4.875%, 7/31/2011	167,756,118
171,000,000	United States Treasury Notes, 5.125%, 6/30/2011	174,267,228
	TOTAL U.S. TREASURY	3,918,139,893
	TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[2]	17,608,634,893
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[3]	29,739,905
	TOTAL NET ASSETS — 100%	$17,638,374,798
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$13,690,495,000
Investments in securities	3,918,139,893
Total investments in securities, at amortized cost and value		$17,608,634,893
Income receivable		30,235,542
Receivable for shares sold		1,680,952
TOTAL ASSETS		17,640,551,387
Liabilities:
Payable for shares redeemed	$1,259,939
Bank overdraft	432,741
Income distribution payable	112,608
Payable for investment adviser fee (Note 4)	24,020
Payable for custodian fees	101,427
Payable for Directors'/Trustees' fees	17,716
Payable for distribution services fee (Note 4)	762
Payable for shareholder services fee (Note 4)	114,440
Payable for share registration costs	49,858
Accrued expenses	63,078
TOTAL LIABILITIES		2,176,589
Net assets for 17,638,372,601 shares outstanding		$17,638,374,798
Net Assets Consist of:
Paid-in capital		$17,638,372,601
Accumulated net realized gain on investments		29,278
Distributions in excess of net investment income		(27,081)
TOTAL NET ASSETS		$17,638,374,798
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$10,907,326,632 ÷ 10,907,918,940 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$4,596,868,241 ÷ 4,596,421,188 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,084,447,274 ÷ 1,084,281,198 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$1,049,732,651 ÷ 1,049,751,275 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest		$19,392,735
Expenses:
Investment adviser fee (Note 4)	$17,851,805
Administrative personnel and services fee (Note 4)	6,979,910
Custodian fees	297,125
Transfer and dividend disbursing agent fees and expenses	54,565
Directors'/Trustees' fees	74,466
Auditing fees	10,442
Legal fees	5,156
Portfolio accounting fees	99,524
Distribution services fee — Trust Shares (Note 4)	1,122,489
Shareholder services fee — Institutional Service Shares (Note 4)	4,014,338
Shareholder services fee — Institutional Capital Shares (Note 4)	415,307
Shareholder services fee — Trust Shares (Note 4)	162,152
Account administration fee — Institutional Service Shares	1,871,492
Account administration fee — Institutional Capital Shares	66,251
Account administration fee — Trust Shares	958,595
Share registration costs	37,302
Printing and postage	11,356
Insurance premiums	20,385
Miscellaneous	54,193
TOTAL EXPENSES	34,106,853
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12

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(7,725,290)
Waiver of administrative personnel and services fee	(187,299)
Waiver of distribution services fee — Trust Shares	(1,077,741)
Waiver of shareholder services fee — Institutional Service Shares	(4,014,338)
Waiver of shareholder services fee — Institutional Capital Shares	(342,388)
Waiver of shareholder services fee — Trust Shares	(162,152)
Reimbursement of shareholder services fee — Institutional Capital Shares	(72,919)
Waiver of account administration fee — Institutional Service Shares	(691,086)
Waiver of account administration fee — Trust Shares	(958,595)
Reimbursement of account administration fee — Institutional Service Shares	(923,001)
Reimbursement of account administration fee — Institutional Capital Shares	(19,466)
TOTAL WAIVERS AND REIMBURSEMENTS		$(16,174,275)
Net expenses			$17,932,578
Net investment income			1,460,157
Net realized gain on investments			29,277
Change in net assets resulting from operations			$1,489,434

See Notes which are an integral part of the Financial Statements

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13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,460,157	$2,966,130
Net realized gain on investments	29,277	28,960
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,489,434	2,995,090
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,155,489)	(2,518,786)
Institutional Service Shares	(237,092)	(338,382)
Institutional Capital Shares	(48,210)	(60,972)
Trust Shares	(45,017)	(49,420)
Distributions from net realized gain on investments
Institutional Shares	(15,125)	(122,671)
Institutional Service Shares	(6,404)	(37,227)
Institutional Capital Shares	(1,241)	(8,192)
Trust Shares	(1,159)	(4,532)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,509,737)	(3,140,182)
Share Transactions:
Proceeds from sale of shares	47,954,597,421	89,649,877,026
Net asset value of shares issued to shareholders in payment of distributions declared	509,315	1,294,845
Cost of shares redeemed	(46,067,103,253)	(96,153,147,995)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,888,003,483	(6,501,976,124)
Change in net assets	1,887,983,180	(6,502,121,216)
Net Assets:
Beginning of period	15,750,391,618	22,252,512,834
End of period (including distributions in excess of net investment income of $(27,081) and $(1,430), respectively)	$17,638,374,798	$15,750,391,618

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,828,051,127	$36,828,051,127	70,057,021,998	$70,057,021,998
Shares issued to shareholders in payment of distributions declared	438,732	438,732	1,189,399	1,189,399
Shares redeemed	(35,872,968,227)	(35,872,968,227)	(75,385,738,791)	(75,385,738,791)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	955,521,632	$955,521,632	(5,327,527,394)	$(5,327,527,394)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,484,196,804	$8,484,196,804	16,137,145,061	$16,137,145,061
Shares issued to shareholders in payment of distributions declared	48,641	48,641	78,464	78,464
Shares redeemed	(8,223,084,233)	(8,223,084,233)	(15,810,603,164)	(15,810,603,164)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	261,161,212	$261,161,212	326,620,361	$326,620,361
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,346,940,302	$1,346,940,302	1,765,507,573	$1,765,507,573
Shares issued to shareholders in payment of distributions declared	9,999	9,999	21,776	21,776
Shares redeemed	(1,011,096,991)	(1,011,096,991)	(3,428,662,903)	(3,428,662,903)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	335,853,310	$335,853,310	(1,663,133,554)	$(1,663,133,554)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,295,409,188	$1,295,409,188	1,690,202,394	$1,690,202,394
Shares issued to shareholders in payment of distributions declared	11,943	11,943	5,206	5,206
Shares redeemed	(959,953,802)	(959,953,802)	(1,528,143,137)	(1,528,143,137)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	335,467,329	$335,467,329	162,064,463	$162,064,463
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,888,003,483	$1,888,003,483	(6,501,976,124)	$(6,501,976,124)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $7,725,290 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $187,299 its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to Semi-Annual Shareholder Report

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waive any portion of its fee. For the six months ended January 31, 2011, FSC voluntarily waived $1,077,741 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees or account administration fees. For the six months ended January 31, 2011, FSSC voluntarily reimbursed $72,919 of shareholder services fees and $942,467 of account administration fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended January 31, 2011, unaffiliated third-party financial intermediaries waived $4,518,878 of shareholder services fees and $1,649,681 of account administration fees. These waivers can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

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6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Treasury Obligations Fund (the “Fund”)

(formerly, Treasury Obligations Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823
Cusip 60934N120

Q450203 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.003	0.028	0.048	0.039
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.003	0.028	0.048	0.039
Less Distributions:
Distributions from net investment income	—	—	(0.003)	(0.028)	(0.048)	(0.039)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)	(0.048)	(0.039)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.29%	2.85%	4.91%	3.93%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.21%	0.46%	0.46%	0.46%	0.45%
Net investment income	0.00%[4]	0.00%	0.32%	2.84%	4.79%	3.83%
Expense waiver/reimbursement[5]	0.36%[4]	0.36%	0.11%	0.07%	0.07%[6]	0.27%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$189,833	$172,737	$225,258	$428,344	$522,294	$524,802
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1],[2]
Actual	$1,000	$1,000.00	$1.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.12
1	Expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	80.8%
U.S. Treasury Securities	19.0%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.1%
8-30 Days	2.3%
31-90 Days	14.2%
91-180 Days	1.0%
181 Days or more	9.2%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 80.8%
$15,000,000	[1]	Interest in $1,825,000,000 joint repurchase agreement 0.18%, dated 1/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,825,547,500 on 3/21/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,861,611,762.	15,000,000
25,453,000		Interest in $9,725,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,725,056,729 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $9,919,557,878.	25,453,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Citibank N.A. will repurchase a security provided as collateral for $500,003,056 on 2/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/31/2017 and the market value of that underlying security was $510,003,150.	10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which Citigroup Global Markets, Inc. will repurchase a security provided as collateral for $500,003,056 on 2/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2011 and the market value of that underlying security was $510,003,168.	10,000,000
3,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.16%, dated 11/9/2010 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $350,140,000 on 2/7/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 10/20/2011 and the market value of those underlying securities was $357,133,333.	3,000,000
40,000,000		Interest in $2,400,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,400,014,667 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $2,448,001,043.	40,000,000
10,000,000		Interest in $725,000,000 joint repurchase agreement 0.21%, dated 1/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $725,004,229 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $739,504,357.	10,000,000
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Principal Amount		Value
$40,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 1/31/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,006,111 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,020,006,311.	40,000,000
	TOTAL REPURCHASE AGREEMENTS	153,453,000
	U.S. Treasury – 19.0%
1,900,000	United States Treasury Notes, 0.750% — 4.500%, 11/30/2011	1,950,234
5,000,000	United States Treasury Notes, 0.875% — 4.750%, 3/31/2011	5,016,646
2,000,000	United States Treasury Notes, 0.875%, 1/31/2012	2,010,462
4,500,000	United States Treasury Notes, 0.875%, 2/28/2011	4,502,011
7,000,000	United States Treasury Notes, 0.875%, 4/30/2011	7,010,727
1,000,000	United States Treasury Notes, 1.000%, 9/30/2011	1,004,757
500,000	United States Treasury Notes, 1.750%, 11/15/2011	505,804
9,750,000	United States Treasury Notes, 4.625%, 8/31/2011	9,995,595
2,000,000	United States Treasury Notes, 4.875%, 7/31/2011	2,045,822
2,000,000	United States Treasury Notes, 5.125%, 6/30/2011	2,038,213
	TOTAL U.S. TREASURY	36,080,271
	TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[2]	189,533,271
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[3]	299,445
	TOTAL NET ASSETS — 100%	$189,832,716
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Investments in repurchase agreements	$153,453,000
Investments in securities	36,080,271
Total investments in securities, at amortized cost and value		$189,533,271
Cash		5,090
Income receivable		294,688
Receivable for shares sold		4,892
Prepaid expenses		5,809
TOTAL ASSETS		189,843,750
Liabilities:
Payable for investment adviser fee (Note 4)	1,292
Payable for Directors'/Trustees' fees	508
Payable for portfolio accounting fees	9,234
TOTAL LIABILITIES		11,034
Net assets for 189,832,225 shares outstanding		$189,832,716
Net Assets Consist of:
Paid-in capital		$189,832,234
Accumulated net realized gain on investments		482
TOTAL NET ASSETS		$189,832,716
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$189,832,716 ÷ 189,832,225 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Interest			$198,901
Expenses:
Investment adviser fee (Note 4)		$361,021
Administrative personnel and services fee (Note 4)		75,617
Custodian fees		7,905
Transfer and dividend disbursing agent fees and expenses		10,692
Directors'/Trustees' fees		469
Auditing fees		9,830
Legal fees		3,416
Portfolio accounting fees		23,502
Share registration costs		17,609
Printing and postage		5,565
Insurance premiums		2,340
Miscellaneous		10,097
TOTAL EXPENSES		528,063
Waivers (Note 4):
Waiver of investment adviser fee	$(322,230)
Waiver of administrative personnel and services fee	(6,932)
TOTAL WAIVERS		(329,162)
Net expenses			198,901
Net investment income			—
Net realized gain on investments			473
Change in net assets resulting from operations			$473

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$473	$185
Distributions to Shareholders:
Distributions from net realized gain on investments	(176)	(2,835)
Share Transactions:
Proceeds from sale of shares	468,372,047	921,438,826
Net asset value of shares issued to shareholders in payment of distributions declared	39	862
Cost of shares redeemed	(451,276,521)	(973,957,974)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,095,565	(52,518,286)
Change in net assets	17,095,862	(52,520,936)
Net Assets:
Beginning of period	172,736,854	225,257,790
End of period	$189,832,716	$172,736,854

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2011	Year Ended 7/31/2010
Shares sold	468,372,047	921,438,826
Shares issued to shareholders in payment of distributions declared	39	862
Shares redeemed	(451,276,521)	(973,957,974)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	17,095,565	(52,518,286)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2011, the Adviser waived $322,230 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,932 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2011, the Fund did not incur Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Trust for U.S. Treasury Obligations (the “Fund”)

(formerly, Trust for U.S. Treasury Obligations)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

18

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
20

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
21

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

8042508 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report, that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By                      /S/    Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/    J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date                      March 23, 2011

By                      /S/    Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2011